    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 29, 2004

                                                    1933 ACT FILE NO. 333-104972
                                                     1940 ACT FILE NO. 811-21339

================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------
                                    FORM N-1A

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933    [X]
                      PRE-EFFECTIVE AMENDMENT NO. ----      [ ]
                       POST-EFFECTIVE AMENDMENT NO. 1       [X]
                                     AND/OR
                             REGISTRATION STATEMENT
                  UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
                               AMENDMENT NO. 2              [X]

                                 --------------

                  MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
                        (a Massachusetts business trust)
               (Exact Name of Registrant as Specified in Charter)
                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                    (Address of Principal Executive Offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 548-7786
                                 AMY R. DOBERMAN
                    MORGAN STANLEY INVESTMENT MANAGEMENT INC.
                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                     (Name and Address of Agent for Service)
                                 --------------

                                   Copies to:

         CARL FRISCHLING, ESQ.                           STUART M. STRAUSS, ESQ.
  KRAMER LEVIN NAFTALIS & FRANKEL LLP                    CLIFFORD CHANCE US LLP
           919 THIRD AVENUE                                31 WEST 52ND STREET
       NEW YORK, NEW YORK 10022                         NEW YORK, NEW YORK 10019

                                 --------------

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
              [ ] immediately upon filing pursuant to paragraph (b)
              [ ] on (date) pursuant to paragraph (b)
              [ ] 60 days after filing pursuant to paragraph (a)(1)
              [X] on February 28, 2005 pursuant to paragraph (a)(1)
              [ ] 75 days after filing pursuant to paragraph (a)(2).
              [ ] on (date) pursuant to paragraph (a)(2) of rule 485

                                                  INSTITUTIONAL CLASS PROSPECTUS
                                                  February  , 2005

[MORGAN STANLEY LOGO OMITTED]

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio

SHAREHOLDER SERVICES:
1-888-378-1630
--------------------------------------------------------------------------------
PRICES AND INVESTMENT RESULTS:

www.morganstanley.com/im
--------------------------------------------------------------------------------
INVESTMENT ADVISER: MORGAN STANLEY INVESTMENT MANAGEMENT INC.
--------------------------------------------------------------------------------
Morgan Stanley Institutional Liquidity Funds (the "Fund") is a mutual fund organized as a Massachusetts business trust currently consisting of the seven
Portfolios which are described in this prospectus. This prospectus offers
Institutional Class Shares of the Portfolio described herein.
--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                  INSTITUTIONAL CLASS PROSPECTUS
                                                  February  , 2005

                                                        PAGE

THE PORTFOLIOS
-----------------------------------------------------------
Money Market Portfolio                                    1
-----------------------------------------------------------
Prime Portfolio                                           2
-----------------------------------------------------------
Government Portfolio                                      3
-----------------------------------------------------------
Government Securities Portfolio                           4
-----------------------------------------------------------
Treasury Portfolio                                        5
-----------------------------------------------------------
Treasury Securities Portfolio                             6
-----------------------------------------------------------
Tax-Exempt Portfolio                                      7
-----------------------------------------------------------
FEES AND EXPENSES OF THE PORTFOLIOS                       8
-----------------------------------------------------------
ADDITIONAL INVESTMENT STRATEGY AND RISK INFORMATION       9
-----------------------------------------------------------
PORTFOLIO HOLDINGS                                       12
-----------------------------------------------------------
PURCHASING SHARES                                        12
-----------------------------------------------------------
REDEEMING SHARES                                         14
-----------------------------------------------------------
GENERAL SHAREHOLDER INFORMATION                          15
-----------------------------------------------------------
INVESTMENT ADVISER                                       17
-----------------------------------------------------------
FINANCIAL HIGHLIGHTS                                     18
-----------------------------------------------------------

                                                  INSTITUTIONAL CLASS PROSPECTUS
                                                  February  , 2005
MONEY MARKET PORTFOLIO

OBJECTIVE
The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The
Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S.
branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser"), has retained Morgan
Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the
Portfolio. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Sub-Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                                               1

PRIME PORTFOLIO

OBJECTIVE
The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S.
government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.
No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of
397 days.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio's investments were not so concentrated.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

2

                                                  INSTITUTIONAL CLASS PROSPECTUS
                                                  February  , 2005
GOVERNMENT PORTFOLIO

OBJECTIVE
The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies;
however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

o     U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

o     Securities issued by agencies and instrumentalities of the U.S.
      government which are backed by the full faith and credit of the United
      States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie
      Mae") and the Federal Housing Administration.

o     Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie
      Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the
      Federal Home Loan Banks.

o     Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                                               3

GOVERNMENT SECURITIES PORTFOLIO

OBJECTIVE
The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued by the
U.S. Treasury and certain agencies, authorities or instrumentalities of the
U.S. government. The Portfolio may change its principal investment strategies;
however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of
397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio's distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

4

                                                  INSTITUTIONAL CLASS PROSPECTUS
                                                  February  , 2005
TREASURY PORTFOLIO

OBJECTIVE
The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio has no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                                               5

TREASURY SECURITIES PORTFOLIO

OBJECTIVE
The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

6

                                                  INSTITUTIONAL CLASS PROSPECTUS
                                                  February   , 2005
TAX-EXEMPT PORTFOLIO

OBJECTIVE
The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest.
Revenue bonds, however, are generally payable from a specific revenue source.
They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities.
Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio's investments may include variable and floating rate demand instruments, tender option bonds and custodial receipts.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio's assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes under extraordinary market conditions.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes.
Exposure to guarantors and liquidity providers is monitored separately.
Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio's recent cash flow experience.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                                               7

FEES AND EXPENSES OF THE PORTFOLIOS

The table below describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Institutional Class of the Portfolios.

                                                                   ANNUAL PORTFOLIO OPERATING EXPENSES

                                                 MONEY                            GOVERNMENT                TREASURY
                                                MARKET      PRIME     GOVERNMENT  SECURITIES   TREASURY    SECURITIES  TAX-EXEMPT
                                              PORTFOLIO   PORTFOLIO    PORTFOLIO  PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------

Advisory Fee                                     0.15%       0.15%       0.15%       0.15%        0.15%       0.15%        0.15%
---------------------------------------------------------------------------------------------------------------------------------
12b-1 Fee                                        0.00%       0.00%       0.00%       0.00%        0.00%       0.00%        0.00%
---------------------------------------------------------------------------------------------------------------------------------
Other Expenses                                       %           %           %*          %*           %*          %*           %
---------------------------------------------------------------------------------------------------------------------------------
Total Institutional Class Operating Expenses**       %           %           %           %            %           %            %
---------------------------------------------------------------------------------------------------------------------------------

*  Other Expenses are based on estimated amounts.
** The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses so that total operating expenses of each Portfolio's
   Institutional Class will not exceed 0.20%. This fee and expense waiver may be discontinued at any time.

EXAMPLE

(sidebar)
The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.

The example assumes that you invest $10,000 in each Portfolio's Institutional
Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Institutional Class' operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.
(end sidebar)

This example is intended to help you compare the cost of investing in the
Portfolio's Institutional Class with the cost of investing in other mutual funds.

--------------------------------------------------------------------------------
                                      1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------

Money Market Portfolio                $          $           $           $
--------------------------------------------------------------------------------
Prime Portfolio
--------------------------------------------------------------------------------
Government Portfolio                                         N/A          N/A
--------------------------------------------------------------------------------
Government Securities Portfolio                              N/A          N/A
--------------------------------------------------------------------------------
Treasury Portfolio                                           N/A          N/A
--------------------------------------------------------------------------------
Treasury Securities Portfolio                                N/A          N/A
--------------------------------------------------------------------------------
Tax-Exempt Portfolio
--------------------------------------------------------------------------------

8

                                                  INSTITUTIONAL CLASS PROSPECTUS
                                                  February   , 2005

ADDITIONAL INVESTMENT STRATEGY AND RISK INFORMATION

BANK OBLIGATIONS. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations
(whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of
U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

U.S. GOVERNMENT SECURITIES. The U.S. government securities that certain
Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain
Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United
States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal
Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage
Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation
("Freddie Mac") and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United
States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

FOREIGN SECURITIES. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including
Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks which include: adverse political and economic developments less securities regulation and publicly available financial information, potential imposition of foreign withholding taxes or expropriation of assets and more limited legal remedies than those available in the United States.

CUSTODIAL RECEIPTS. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or

                                                                               9

bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers.
For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a
Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

TENDER OPTION BONDS. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

CORPORATE DEBT OBLIGATIONS. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder.
Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").

ASSET-BACKED SECURITIES. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.
Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.
The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest

10

                                                  INSTITUTIONAL CLASS PROSPECTUS
                                                  February  , 2005

rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

ADJUSTABLE RATE GOVERNMENT SECURITIES. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

PROMISSORY NOTES. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

FUNDING AGREEMENTS. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

TAX-EXEMPT VARIABLE RATE DEMAND NOTES. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

                                                                              11

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of each Portfolio's securities is available (i) in the Fund's
Statement of Additional Information ("SAI"), and (ii) on the
Fund's website www.morganstanley.com/funds.

The Fund discloses its portfolio holdings on the password-protected part of its website every 15 days with a 15 calendar day lag.

This information remains available until it is included in the Fund's next shareholder report or quarterly report.

PURCHASING SHARES

The Fund is designed for institutional investors seeking maximum current income, a stable net asset value ("NAV") and convenient liquidation privileges.
The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government
Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit
Union Administration. Shares of the Government Portfolio and Government
Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Institutional Class Shares are available to investors who at the time of initial purchase make a minimum investment of $10,000,000, or to clients of
Morgan Stanley Private Wealth Management. The Fund, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases, including shares of the Portfolios purchased through a financial intermediary.

This Prospectus offers Institutional Class shares of each Portfolio. The Fund also offers other classes of shares through a separate Propectus. For information regarding other share classes, contact the Fund or your financial intermediary.

Institutional Class Shares of the Portfolio may be purchased directly from
Morgan Stanley Institutional Liquidity Funds or through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing
Institutional Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary.
Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund's custodian in a timely fashion.

Institutional Class Shares of the Portfolio may be purchased at the NAV next determined after the Fund receives your purchase order and the Fund's custodian bank, J.P. Morgan Chase & Co. (the "Custodian") receives monies credited by a
Federal Reserve Bank ("Federal Funds") prior to the close of the Fed wire. You begin earning dividends the same day your Institutional Class Shares are purchased provided the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio,
Money Market Portfolio, Government Portfolio and Treasury Portfolio--5:00 p.m.
Eastern time; for the Government Securities Portfolio and Treasury Securities
Portfolio--3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio--2:00 p.m.
Eastern time. On any business day that the New York Stock Exchange closes early, or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. Purchase orders received by the Fund will not be processed until receipt of Federal Funds.

12

                                                  INSTITUTIONAL CLASS PROSPECTUS
                                                  February   , 2004

PURCHASE BY WIRE
You may open an account, subject to acceptance by Morgan Stanley Institutional
Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company ("J.P. Morgan"), the Fund's
transfer agent, which you can obtain by calling the Fund at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road,
Columbus, Ohio 43219 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Institutional Class Shares of the Portfolios by wiring Federal Funds to the Custodian.

You should forward a completed Account Registration Form to the Fund in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a Federal Funds (monies credited by a Federal Reserve Bank)
wire in a specified amount to the Custodian using the following wire instructions:

J.P. MORGAN CHASE & CO.
1 Chase Manhattan Plaza
New York, NY 10081
ABA #021000021
DDA #323-255167
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

PURCHASE BY INTERNET
If you have properly authorized the Internet Trading Option on your Account
Registration Form and completed, signed and returned to the Fund an Electronic
Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley's ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the
Internet in a timely fashion, as set forth above.

AUTOMATIC PURCHASES
Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive
(credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

ADDITIONAL INVESTMENTS
You may make additional investments of Institutional Class Shares (minimum additional investment $1,000) at the NAV next determined after the request is received in good order or by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under "Purchasing Shares." Shareholder accounts that utilize the Fund as their sweep vehicle are not subject to the minimum additional investment requirement.

OTHER PURCHASE INFORMATION

The Fund may suspend the offering of shares, or any class of shares, of the
Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

                                                                              13

REDEEMING SHARES

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The
Portfolio will redeem shares at the NAV next determined after the request is received in good order.

BY MAIL
Requests should be addressed to Morgan Stanley Institutional Liquidity Funds,
3435 Stelzer Road, Columbus, OH 43219.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

BY TELEPHONE

If you have authorized the Telephone Redemption Option on the Account
Registration Form, you may request a redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

BY INTERNET
You may redeem shares online through Morgan Stanley's ClientLink service at
www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." For more information, call Shareholder Services at 1-888-378-1630.

AUTOMATIC REDEMPTIONS
Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolio will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

ALL SALES

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the
Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury
Portfolio--5:00 p.m. Eastern time; for the Government Securities Portfolio and
Treasury Securities Portfolio--3:00 p.m. Eastern time; and for the Tax-Exempt
Portfolio--1:00 p.m. Eastern time. On any business day that the New York Stock
Exchange closes early or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act.
Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system.

14

                                                 INSITITUTIONAL CLASS PROSPECTUS
                                                 February   , 2005
GENERAL SHAREHOLDER INFORMATION

VALUATION OF SHARES
The price of each Portfolio's shares is based on the amortized cost of the
Portfolio's securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the New York Stock Exchange is open.
Shares will not be priced on days that the New York Stock Exchange is closed.

Prime Portfolio            As of 5:00 p.m.
Money Market Portfolio     Eastern time
Government Portfolio
Treasury Portfolio

Government Securities      As of 3:00 p.m.
Portfolio                  Eastern time
Treasury Securities
Portfolio

Tax-Exempt Portfolio       As of 2:00 p.m.
                           Eastern time

EXCHANGE PRIVILEGE

You may exchange a Portfolio's Institutional Class Shares for Institutional
Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange. See also "Other Purchase
Information" for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley's ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630.

When you exchange for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases, including exchanges involving Portfolio shares purchased through a financial intermediary.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
[Because, as a money market fund, the Portfolios' principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the
Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle.] However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

TELEPHONE/INTERNET TRANSACTIONS
For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine.
These procedures may include requiring various forms of personal instructions such as name, mailing address, social security, other tax identification information and password/authorization codes, including PIN (Personal
Information Number). Telephone Instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

                                                                              15

DISTRIBUTIONS
The Portfolios pass substantially all of their earnings along to their investors as "distributions." The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as
"income dividend distributions." Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends at approximately 4:00 p.m. on each business day based on their respective estimated daily net income to shareholders of record. To the extent actual income is greater or lesser than the estimated amount, adjustments will be made to the following business day's income dividends. These dividends accrue daily and are distributed on the last business day of each month. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolio automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration
Form.

TAXES
The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S.
Government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax -- to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal "alternative minimum tax."
Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such Portfolios from U.S. corporations. In addition, dividends received by non-corporate shareholders (for taxable years beginning on or before December 31, 2008) attributable to dividends received by such Portfolios from certain U.S. and qualifying foreign corporations may be subject to tax at rates applicable to long-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this
Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

16

                                                  INSTITUTIONAL CLASS PROSPECTUS
                                                  February   , 2005
INVESTMENT ADVISER

ADVISER

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of Morgan Stanley Investment Management Inc. and Morgan
Stanley & Co. Incorporated, the Fund's Distributor. Morgan Stanley is a
preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2004, Morgan Stanley Investment Management Inc.,
together with its affiliated asset management companies, had approximately $
billion in assets under management with approximately $ billion in institutional assets.

Each Portfolio pays the Adviser monthly compensation calculated daily by applying the annual rate of 0.15% to each Portfolio's daily net assets.

SUB-ADVISER

Morgan Stanley Investment Advisors Inc. ("MSIA") serves as Sub-Adviser to the
Portfolios. As Sub-Adviser, MSIA makes day-to-day investment decisions for the
Portfolios and places the Portfolios' purchase and sales orders. The Adviser pays MSIA 40% of the fee the Adviser receives from each Portfolio as compensation for its sub-advisory services. MSIA, located at 1221 Avenue of the
Americas, New York, NY 10020, is a wholly-owned subsidiary of Morgan Stanley.
MSIA develops, markets and manages a broad spectrum of proprietary mutual funds that are sold by Morgan Stanley financial advisors and offers professional money management services on a customized basis to individuals, institutional investors and retirement plan sponsors.

PORTFOLIO MANAGEMENT

The assets of the Prime Portfolio, Money Market Portfolio, Government
Securities Portfolio, Government Portfolio and Treasury Portfolio are managed by the Taxable Money Market Group. Current members of the Taxable Money Market
Group include Jonathan Page, Managing Director, Dale Albright, Executive
Director and Jonas Kolk, Executive Director. The assets of the Tax-Exempt
Portfolio are managed by the Tax-Exempt Money Market Group. Current members of the Tax-Exempt Money Market Group include Katherine Stromberg, Executive
Director, William Oliver, Vice President and Liam Carroll, Vice President.

DISTRIBUTOR

Shares of the Fund are distributed exclusively through Morgan Stanley & Co.
Incorporated ("the Distributor"), a wholly-owned subsidiary of Morgan Stanley.
The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares.
For more information, please see the Fund's SAI.

                                                                              17

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or
Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal year ended October 31, 2004 have been audited by Ernst & Young LLP. Ernst &
Young LLP's unqualified report appears in the Fund's Annual Report to
Shareholders and is incorporated by reference in the SAI. The Annual Report and each Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this
Prospectus.

[CHART TO COME]

18

WHERE TO FIND ADDITIONAL INFORMATION

In addition to this prospectus, the Fund has an SAI, dated February   , 2005,
which contains additional, more detailed information about the Fund and the
Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding a Portfolio's investments, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's
Public Reference Room in Washington D.C. (for information call 1-202-942-8090);
(2) On-line: you may retrieve information from the Commission's web site at
http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public
Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the
Securities and Exchange Commission at the following address: publicinfo@sec.gov.
To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-21339.

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
3435 STELZER ROAD
COLUMBUS, OH 43219

FOR SHAREHOLDER INQUIRIES,
CALL 1-888-378-1630.

PRICES AND INVESTMENT RESULTS ARE AVAILABLE AT www.morganstanley.com/im.

[MORGAN STANLEY LOGO OMITTED]

                                                        SERVICE CLASS PROSPECTUS
                                                        February   , 2005
[MORGAN STANLEY LOGO OMITTED]

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio

SHAREHOLDER SERVICES:
1-888-378-1630
--------------------------------------------------------------------------------
PRICES AND INVESTMENT RESULTS:
www.morganstanley.com/im
--------------------------------------------------------------------------------
INVESTMENT ADVISER: MORGAN STANLEY INVESTMENT MANAGEMENT INC.
--------------------------------------------------------------------------------
Morgan Stanley Institutional Liquidity Funds (the "Fund") is a mutual fund organized as a Massachusetts business trust currently consisting of the seven
Portfolios which are described in this prospectus. This prospectus offers
Service Class Shares of the Portfolio described herein.
--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                        SERVICE CLASS PROSPECTUS
                                                        February   , 2005

                                                         PAGE

THE PORTFOLIOS
-----------------------------------------------------------
Money Market Portfolio                                    1
-----------------------------------------------------------
Prime Portfolio                                           2
-----------------------------------------------------------
Government Portfolio                                      3
-----------------------------------------------------------
Government Securities Portfolio                           4
-----------------------------------------------------------
Treasury Portfolio                                        5
-----------------------------------------------------------
Treasury Securities Portfolio                             6
-----------------------------------------------------------
Tax-Exempt Portfolio                                      7
-----------------------------------------------------------

FEES AND EXPENSES OF THE PORTFOLIOS                       8
-----------------------------------------------------------
ADDITIONAL INVESTMENT STRATEGY AND RISK INFORMATION       9
-----------------------------------------------------------
PORTFOLIO HOLDINGS                                       12
-----------------------------------------------------------
PURCHASING SHARES                                        12
-----------------------------------------------------------
REDEEMING SHARES                                         14
-----------------------------------------------------------
GENERAL SHAREHOLDER INFORMATION                          15
-----------------------------------------------------------
INVESTMENT ADVISER                                       17
-----------------------------------------------------------
FINANCIAL HIGHLIGHTS                                     18
-----------------------------------------------------------

                                                        SERVICE CLASS PROSPECTUS
                                                        February   , 2005
MONEY MARKET PORTFOLIO

OBJECTIVE
The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The
Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S.
branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan
Stanley Investment Advisors Inc. (the "Sub-Adviser"), as sub-adviser for the
Portfolio. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Sub-Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                                               1

PRIME PORTFOLIO

OBJECTIVE

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S.
government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.
No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of
397 days.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio's investments were not so concentrated.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

2

                                                        SERVICE CLASS PROSPECTUS
                                                        February   , 2005
GOVERNMENT PORTFOLIO

OBJECTIVE
The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies;
however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

o     U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

o     Securities issued by agencies and instrumentalities of the U.S.
      government which are backed by the full faith and credit of the United
      States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie
      Mae") and the Federal Housing Administration.

o     Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie
      Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the
      Federal Home Loan Banks.

o     Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                                               3

GOVERNMENT SECURITIES PORTFOLIO

OBJECTIVE
The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued by the
U.S. Treasury and certain agencies, authorities or instrumentalities of the
U.S. government. The Portfolio may change its principal investment strategies;
however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of
397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio's distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

4

                                                        SERVICE CLASS PROSPECTUS
                                                        February   , 2005
TREASURY PORTFOLIO

OBJECTIVE
The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio has no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                                               5

TREASURY SECURITIES PORTFOLIO

OBJECTIVE
The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

6

                                                        SERVICE CLASS PROSPECTUS
                                                        February   , 2005
TAX-EXEMPT PORTFOLIO

OBJECTIVE
The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest.
Revenue bonds, however, are generally payable from a specific revenue source.
They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities.
Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio's investments may include variable and floating rate demand instruments, tender option bonds and custodial receipts.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio's assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes under extraordinary market conditions.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis, taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes.
Exposure to guarantors and liquidity providers is monitored. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the
Portfolio's recent cash flow experience.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                                               7

FEES AND EXPENSES OF THE PORTFOLIOS

The table below describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Service Class of the Portfolios.

(sidebar)
The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.
(end sidebar)

                                                          ANNUAL PORTFOLIO OPERATING EXPENSES
                                MONEY                                    GOVERNMENT                    TREASURY
                               MARKET        PRIME        GOVERNMENT     SECURITIES      TREASURY     SECURITIES    TAX-EXEMPT
                             PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

 Advisory Fee                  0.15%         0.15%          0.15%          0.15%          0.15%          0.15%         0.15%
------------------------------------------------------------------------------------------------------------------------------
 12b-1 Fee                     0.00%         0.00%          0.00%          0.00%          0.00%          0.00%         0.00%
------------------------------------------------------------------------------------------------------------------------------
 Other Expenses                    %             %              %*             %*             %*             %*            %
------------------------------------------------------------------------------------------------------------------------------
  Shareholder
  Administration Fee**             %             %              %              %              %              %             %
------------------------------------------------------------------------------------------------------------------------------
 Total Service Class
 Operating Expenses***             %             %              %              %              %              %             %
------------------------------------------------------------------------------------------------------------------------------

*     Other Expenses are based on estimated amounts.

**    Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Service Class Shares in connection with their customers' accounts.

***   The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses so that total operating expenses of each
      Portfolio's Service Class will not exceed 0.25%. This fee and expense waiver may be discontinued at any time.

EXAMPLE
This example is intended to help you compare the cost of investing in the
Portfolio's Service Class with the cost of investing in other mutual funds.

(sidebar)
The example assumes that you invest $10,000 in each Portfolio's Service Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Service Class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.
(end sidebar)

                                      1 YEAR     3 YEARS          5 YEARS       10 YEARS

-----------------------------------------------------------------------------------------
Money Market Portfolio                 $           $            $               $
-----------------------------------------------------------------------------------------
Prime Portfolio
-----------------------------------------------------------------------------------------
Government Portfolio                                             N/A             N/A
-----------------------------------------------------------------------------------------
Government Securities Portfolio                                  N/A             N/A
-----------------------------------------------------------------------------------------
Treasury Portfolio                                               N/A             N/A
-----------------------------------------------------------------------------------------
Treasury Securities Portfolio                                    N/A             N/A
-----------------------------------------------------------------------------------------
Tax-Exempt Portfolio
-----------------------------------------------------------------------------------------

8

                                                        SERVICE CLASS PROSPECTUS
                                                        February   , 2005

ADDITIONAL INVESTMENT STRATEGY AND RISK INFORMATION

BANK OBLIGATIONS. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations
(whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of
U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

U.S. GOVERNMENT SECURITIES. The U.S. government securities that certain
Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain
Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United
States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal
Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage
Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation
("Freddie Mac") and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United
States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

FOREIGN SECURITIES. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including
Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks which include: adverse political and economic developments less securities regulation and publicly available financial information, potential imposition of foreign withholding taxes or expropriation of assets and more limited legal remedies than those available in the United States.

CUSTODIAL RECEIPTS. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or

                                                                               9

bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers.
For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a
Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

TENDER OPTION BONDS. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

CORPORATE DEBT OBLIGATIONS. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder.
Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").

ASSET-BACKED SECURITIES. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.
Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.
The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest

10

                                                        SERVICE CLASS PROSPECTUS
                                                        February   , 2005

rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

ADJUSTABLE RATE GOVERNMENT SECURITIES. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

PROMISSORY NOTES. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

FUNDING AGREEMENTS. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

TAX-EXEMPT VARIABLE RATE DEMAND NOTES. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

                                                                              11

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of each Portfolio's securities is available (i) in the Fund's
Statement of Additional Information ("SAI"), and (ii) on the
Fund's website www.morganstanley.com/funds.

The Fund discloses portfolio holdings on the password-protected part of its website every 15 days with a 15 calendar day lag.

This information remains available until it is included in the Fund's next shareholder report or quarterly report.

PURCHASING SHARES

The Fund is designed for institutional investors seeking maximum current income, a stable net asset value ("NAV") and convenient liquidation privileges.
The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government
Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit
Union Administration. Shares of the Government Portfolio and Government
Securities Portfolio, however, may not qualify as eligible investments for particular state- chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Service Class Shares are available to clients of the Investment Adviser with investments at the time of initial purchase of at least $10,000,000. The Fund, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases, including shares of the Portfolios purchased through a financial intermediary.

This Prospectus offers Service Class Shares of each Portfolio. The Fund also offers other classes of shares through separate Prospectuses. Certain of these classes may be subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Service Class Shares of the Portfolio may be purchased through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing
Service Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund's custodian in a timely fashion.

Service Class Shares of the Portfolio may be purchased at the NAV next determined after the Fund receives your purchase order and the Fund's custodian bank, J.P. Morgan Chase & Co. (the "Custodian") receives monies credited by a
Federal Reserve Bank ("Federal Funds") prior to the close of the Fed wire. You begin earning dividends the same day your Service Class Shares are purchased provided the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market
Portfolio, Government Portfolio and Treasury Portfolio--5:00 p.m. Eastern time;
for the Government Securities Portfolio and Treasury Securities Portfolio--3:00
p.m. Eastern time; and for the Tax-Exempt Portfolio--2:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, or when the
Bond Market Association recommends that the securities markets close early, the
Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. Purchase orders received by the Fund will not be processed until receipt of Federal Funds.

12

                                                        SERVICE CLASS PROSPECTUS
                                                        February   , 2005

PURCHASE BY WIRE
You may open an account, subject to acceptance by Morgan Stanley Institutional
Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company ("J.P. Morgan"), the Fund's
transfer agent, which you can obtain by calling the Fund at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road,
Columbus, OH 43219 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Service Class Shares of the
Portfolios by wiring Federal Funds to the Custodian. You should forward a completed Account Registration Form to the Fund in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a
Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

J.P. MORGAN CHASE & CO.
1 Chase Manhattan Plaza
New York, NY 10081
ABA #021000021
DDA #323-255167
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

PURCHASE BY INTERNET
If you have properly authorized the Internet Trading Option on your Account
Registration Form and completed, signed and returned to the Fund an Electronic
Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley's ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the
Internet in a timely fashion, as set forth above.

AUTOMATIC PURCHASES
Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive
(credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

ADDITIONAL INVESTMENTS
You may make additional investments of Service Class Shares (minimum additional investment $1,000) at the NAV next determined after the request is received in good order, by wiring Federal Funds to the Custodian as outlined above. J.P.
Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under
"Purchasing Shares." Shareholder accounts that utilize the Fund as their sweep vehicle are not subject to the minimum additional investment requirement.

OTHER PURCHASE INFORMATION

The Fund may suspend the offering of shares, or any class of shares, of the
Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

                                                                              13

REDEEMING SHARES

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The
Portfolio will redeem shares at the NAV next determined after the request is received in good order.

BY MAIL
Requests should be addressed to Morgan Stanley Institutional Liquidity Funds,
3435 Stelzer Road, Columbus, OH 43219.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

BY TELEPHONE

If you have authorized the Telephone Redemption Option on the Account
Registration Form, you may request a redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

BY INTERNET
You may redeem shares online through Morgan Stanley's ClientLink service at
www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." For more information, call Shareholder Services at 1-888-378-1630.

AUTOMATIC REDEMPTIONS
Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolio will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

ALL SALES

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the
Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury
Portfolio--5:00 p.m. Eastern time; for the Government Securities Portfolio and
Treasury Securities Portfolio--3:00 p.m. Eastern time; and for the Tax-Exempt
Portfolio--1:00 p.m. Eastern time. On any business day that the New York Stock
Exchange closes early or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act.
Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system.

14

                                                        SERVICE CLASS PROSPECTUS
                                                        February   , 2005

GENERAL SHAREHOLDER INFORMATION

VALUATION OF SHARES
The price of each Portfolio's shares is based on the amortized cost of the
Portfolio's securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the New York Stock Exchange is open.
Shares will not be priced on days that the New York Stock Exchange is closed.

Prime Portfolio                               As of 5:00 p.m.
Money Market Portfolio                        Eastern time
Government Portfolio
Treasury Portfolio

Government Securities                         As of 3:00 p.m.
Portfolio                                     Eastern time
Treasury Securities
Portfolio

Tax-Exempt Portfolio                          As of 2:00 p.m.
                                              Eastern time

EXCHANGE PRIVILEGE

You may exchange a Portfolio's Service Class Shares for Service Class Shares of
other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which portfolios are available for exchange. See also "Other Purchase Information" for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley's ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630.

When you exchange for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases, including exchanges involving Portfolio shares purchased through a financial intermediary.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
[Because, as a money market fund, the Portfolios' principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the
Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio.We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle.] However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

TELEPHONE/INTERNET TRANSACTIONS
For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine.
These procedures may include requiring various forms of personal instructions such as name, mailing address, social security, other tax identification information and password/authorization codes, including PIN (Personal
Information Number). Telephone Instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

DISTRIBUTIONS
The Portfolios pass substantially all of their earnings along to their investors as "distributions." The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as
"income dividend distributions."

                                                                              15

Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends at approximately 4:00 p.m. on each business day based on their respective estimated daily net income to shareholders of record. To the extent actual income in greater or lesser than the estimated amount, adjustments will be made to the following business day's income dividends. These dividends accrue daily and are distributed on the last business day of each month. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolio automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration
Form.

TAXES
The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S.
Government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax -- to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal "alternative minimum tax."
Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such Portfolios from U.S. corporations. In addition, dividends received by non-corporate shareholders (for taxable years beginning on or before December 31, 2008) attributable to dividends received by such Portfolios from certain U.S. and qualifying foreign corporations may be subject to tax at rates applicable to long-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this
Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

16

                                                        SERVICE CLASS PROSPECTUS
                                                        February   , 2005
INVESTMENT ADVISER

ADVISER

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad.
Morgan Stanley is the direct parent of Morgan Stanley Investment Management
Inc. and Morgan Stanley & Co. Incorporated, the Fund's Distributor. Morgan
Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2004, Morgan Stanley Investment
Management Inc., together with its affiliated asset management companies, had
approximately $   billion in assets under management with approximately $
billion in institutional assets.

Each Portfolio pays the Adviser monthly compensation calculated daily by applying the annual rate of 0.15% to each Portfolio's daily net assets.

SUB-ADVISER

Morgan Stanley Investment Advisors Inc. ("MSIA") serves as Sub-Adviser to the
Portfolios. As Sub-Adviser, MSIA makes day-to-day investment decisions for the
Portfolios and places the Portfolios' purchase and sales orders. The Adviser pays MSIA 40% of the fee the Adviser receives from each Portfolio as compensation for its sub-advisory services. MSIA, located at 1221 Avenue of the
Americas, New York, NY 10020, is a wholly-owned subsidiary of Morgan Stanley.
MSIA develops, markets and manages a broad spectrum of proprietary mutual funds that are sold by Morgan Stanley financial advisors and offers professional money management services on a customized basis to individuals, institutional investors and retirement plan sponsors.

PORTFOLIO MANAGEMENT

The assets of the Prime Portfolio, Money Market Portfolio, Government
Securities Portfolio, Government Portfolio and Treasury Portfolio are managed by the Taxable Money Market Group. Current members of the Taxable Money Market
Group include Jonathan Page, Managing Director, Dale Albright, Executive
Director and Jonas Kolk, Executive Director. The assets of the Tax-Exempt
Portfolio are managed by the Tax-Exempt Money Market Group. Current members of the Tax-Exempt Money Market Group include Katherine Stromberg, Executive
Director, William Oliver, Vice President and Liam Carroll, Vice President.

DISTRIBUTOR

Shares of the Fund are distributed exclusively through Morgan Stanley & Co.
Incorporated ("the Distributor"), a wholly-owned subsidiary of Morgan Stanley.
The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund's SAI.

SHAREHOLDER ADMINISTRATION PLAN

The Fund has adopted an Administration Plan for each Portfolio's Service Class
Shares (the "Plan"). Under the Plan, each Portfolio pays the Distributor a monthly or quarterly fee at an annual rate of 0.05% of each Portfolio's average daily net assets attributable to Service Class Shares to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders.

                                                                              17

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or
Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal year ended October 31, 2004 have been audited by Ernst & Young LLP.
Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to
Shareholders and is incorporated by reference in the SAI. The Annual Report and each Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this
Prospectus.

                                [CHART TO COME]

18

WHERE TO FIND ADDITIONAL INFORMATION

In addition to this prospectus, the Fund has an SAI, dated February   , 2005,
which contains additional, more detailed information about the Fund and the
Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding a Portfolio's investments, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's
Public Reference Room in Washington D.C. (for information call 1-202-942-8090);
(2) On-line: you may retrieve information from the Commission's web site at
http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public
Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the
Securities and Exchange Commission at the following address:
publicinfo@sec.gov. To aid you in obtaining this information, the Fund's
Investment Company Act registration number is 811-21339.

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
3435 STELZER ROAD
COLUMBUS, OH 43219

FOR SHAREHOLDER INQUIRIES,
CALL 1-888-378-1630.

PRICES AND INVESTMENT RESULTS ARE AVAILABLE AT www.morganstanley.com/im.

[MORGAN STANLEY LOGO OMITTED]

                                                       ADVISORY CLASS PROSPECTUS
                                                       February   , 2005
[MORGAN STANLEY LOGO OMITTED]

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio

SHAREHOLDER SERVICES:
1-888-378-1630
--------------------------------------------------------------------------------
PRICES AND INVESTMENT RESULTS:
www.morganstanley.com/im
--------------------------------------------------------------------------------
INVESTMENT ADVISER: MORGAN STANLEY INVESTMENT MANAGEMENT INC.
--------------------------------------------------------------------------------
Morgan Stanley Institutional Liquidity Funds (the "Fund") is a mutual fund organized as a Massachusetts business trust currently consisting of the seven
Portfolios which are described in this prospectus. This prospectus offers
Advisory Class Shares of the Portfolio described herein.
--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                       ADVISORY CLASS PROSPECTUS
                                                       February   , 2005

                                                         PAGE

THE PORTFOLIOS
-----------------------------------------------------------
Money Market Portfolio                                    1
-----------------------------------------------------------
Prime Portfolio                                           2
-----------------------------------------------------------
Government Portfolio                                      3
-----------------------------------------------------------
Government Securities Portfolio                           4
-----------------------------------------------------------
Treasury Portfolio                                        5
-----------------------------------------------------------
Treasury Securities Portfolio                             6
-----------------------------------------------------------
Tax-Exempt Portfolio                                      7
-----------------------------------------------------------

FEES AND EXPENSES OF THE PORTFOLIOS                       8
-----------------------------------------------------------
ADDITIONAL INVESTMENT STRATEGY AND RISK INFORMATION       9
-----------------------------------------------------------
PORTFOLIO HOLDINGS                                       12
-----------------------------------------------------------
PURCHASING SHARES                                        12
-----------------------------------------------------------
REDEEMING SHARES                                         14
-----------------------------------------------------------
GENERAL SHAREHOLDER INFORMATION                          15
-----------------------------------------------------------
INVESTMENT ADVISER                                       17
-----------------------------------------------------------
FINANCIAL HIGHLIGHTS                                     18
-----------------------------------------------------------

                                                       ADVISORY CLASS PROSPECTUS
                                                       February  , 2005
MONEY MARKET PORTFOLIO

OBJECTIVE
The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The
Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S.
branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Sub-Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                                               1

PRIME PORTFOLIO

OBJECTIVE
The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S.
government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.
No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of
397 days.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio's investments were not so concentrated.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

2

                                                       ADVISORY CLASS PROSPECTUS
                                                       February   , 2005
GOVERNMENT PORTFOLIO

OBJECTIVE
The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies;
however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

o     U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

o     Securities issued by agencies and instrumentalities of the U.S.
      government which are backed by the full faith and credit of the United
      States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie
      Mae") and the Federal Housing Administration.

o     Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie
      Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the
      Federal Home Loan Banks.

o     Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows an investment process that seeks to select securities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                                               3

GOVERNMENT SECURITIES PORTFOLIO

OBJECTIVE
The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued by the
U.S. Treasury and certain agencies, authorities or instrumentalities of the
U.S. government. The Portfolio may change its principal investment strategies;
however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of
397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio's distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows an investment process that seeks to select securities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

4

                                                       ADVISORY CLASS PROSPECTUS
                                                       February   , 2005
TREASURY PORTFOLIO

OBJECTIVE
The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows an investment process that seeks to select securities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio has no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                                               5

TREASURY SECURITIES PORTFOLIO

OBJECTIVE
The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

6

                                                       ADVISORY CLASS PROSPECTUS
                                                       February   , 2005
TAX-EXEMPT PORTFOLIO

OBJECTIVE
The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest.
Revenue bonds, however, are generally payable from a specific revenue source.
They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities.
Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio's investments may include variable and floating rate demand instruments, tender option bonds and custodial receipts.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio's assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes under extraordinary market conditions.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes.
Exposure to guarantors and liquidity providers is monitored separately.
Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio's recent cash flow experience.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                                               7

FEES AND EXPENSES OF THE PORTFOLIOS

The table below describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Advisory Class of the Portfolios.

(sidebar)
The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.
(end sidebar)

                                                   ANNUAL PORTFOLIO OPERATING EXPENSES
                              MONEY                              GOVERNMENT                 TREASURY
                              MARKET      PRIME     GOVERNMENT   SECURITIES    TREASURY   SECURITIES  TAX-EXEMPT
                            PORTFOLIO   PORTFOLIO    PORTFOLIO     PORFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO
-----------------------------------------------------------------------------------------------------------------

Advisory Fee                  0.15%       0.15%        0.15%         0.15%      0.15%        0.15%       0.15%
-----------------------------------------------------------------------------------------------------------------
12b-1 Fees                    0.00%       0.00%        0.00%         0.00%      0.00%        0.00%       0.00%
-----------------------------------------------------------------------------------------------------------------
Other Expenses                    %           %            %*            %*         %*           %*          %
-----------------------------------------------------------------------------------------------------------------
 Service and Shareholder
 Administration Fee*              %           %            %             %         5%            %           %
-----------------------------------------------------------------------------------------------------------------
Total Advisory Class
Operating Expenses***             %           %            %             %          %            %           %
-----------------------------------------------------------------------------------------------------------------

*    Other Expenses are based on estimated amounts.

**   Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Advisory Class Shares in connection with their customers' accounts.

***  The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses so that total operating expenses of each Portfolio's
     Advisory Class will not exceed 0.45%. This fee and expense waiver may be discontinued at any time.

EXAMPLE
This example is intended to help you compare the cost of investing in the
Portfolio's Advisory Class with the cost of investing in other mutual funds.

(sidebar)
The example assumes that you invest $10,000 in each Portfolio's Advisory Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Advisory Class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.
(end sidebar)

                                       1 YEAR     3 YEARS     5 YEARS    10 YEARS

Money Market Portfolio                $          $           $           $
---------------------------------------------------------------------------------
Prime Portfolio
---------------------------------------------------------------------------------
Government Portfolio                                           N/A          N/A
---------------------------------------------------------------------------------
Government Securities Portfolio                                N/A          N/A
---------------------------------------------------------------------------------
Treasury Portfolio                                             N/A          N/A
---------------------------------------------------------------------------------
Treasury Securities Portfolio                                  N/A          N/A
---------------------------------------------------------------------------------
Tax-Exempt Portfolio
---------------------------------------------------------------------------------

8

                                                       ADVISORY CLASS PROSPECTUS
                                                       February   , 2005

ADDITIONAL INVESTMENT STRATEGY AND RISK INFORMATION

BANK OBLIGATIONS. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations
(whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of
U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

U.S. GOVERNMENT SECURITIES. The U.S. government securities that certain
Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S., government. In addition, certain
Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United
States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal
Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage
Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation
("Freddie Mac") and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United
States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

FOREIGN SECURITIES. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including
Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks which include: adverse political and economic developments less securities regulation and publicly available financial information, potential imposition of foreign withholding taxes or expropriation of assets and more limited legal remedies than those available in the United States.

CUSTODIAL RECEIPTS. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or

                                                                               9

bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers.
For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a
Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

TENDER OPTION BONDS. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

CORPORATE DEBT OBLIGATIONS. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder.
Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").

ASSET-BACKED SECURITIES. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.
Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.
The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest

10

                                                       ADVISORY CLASS PROSPECTUS
                                                       February   , 2005

rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

ADJUSTABLE RATE GOVERNMENT SECURITIES. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

PROMISSORY NOTES. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

FUNDING AGREEMENTS. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

TAX-EXEMPT VARIABLE RATE DEMAND NOTES. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

                                                                              11

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of each Portfolio's securities is available (i) in the Fund's
Statement of Additional Information ("SAI"), and (ii) on the
Fund's website www.morganstanley.com/funds.

The Fund discloses its portfolio holdings on the password-protected part of its website every 15 days with a 15 calendar day lag.

This information remains available until it is included in the Fund's next shareholder report or quarterly report.

PURCHASING SHARES

The Fund is designed for institutional investors seeking maximum current income, a stable net asset value ("NAV") and convenient liquidation privileges.
The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government
Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit
Union Administration. Shares of the Government Portfolio and Government
Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Advisory Class Shares are available to clients of the Investment Adviser with investments at the time of initial purchase of at least $10,000,000. The Fund, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases, including shares of the Portfolios purchased through a financial intermediary.

This Prospectus offers Advisory Class Shares of each Portfolio. The Fund also offers other classes of shares through separate Prospectuses. Certain of these classes may be subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Advisory Class Shares of the Portfolio may be purchased directly from Morgan
Stanley Institutional Liquidity Funds or through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Advisory Class
Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the
Fund's custodian in a timely fashion.

Advisory Class Shares of the Portfolio may be purchased at the NAV next determined after the Fund receives your purchase order and the Fund's custodian bank, J.P. Morgan Chase & Co. (the "Custodian") receives monies credited by a
Federal Reserve Bank ("Federal Funds") prior to the close of the Fed wire. You begin earning dividends the same day your Advisory Class Shares are purchased provided that the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market
Portfolio, Government Portfolio and Treasury Portfolio--5:00 p.m. Eastern time;
for the Government Securities Portfolio and Treasury Securities Portfolio--3:00
p.m. Eastern time; and for the Tax-Exempt Portfolio--2:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, or when the
Bond Market Association recommends that the securities markets close early, the
Fund may close early and purchase orders received after such earlier closing times will be

12

                                                       ADVISORY CLASS PROSPECTUS
                                                       February   , 2005

processed the following business day. Purchase orders received by the Fund will not be procured until receipt of Federal Funds.

PURCHASE BY WIRE
You may open an account, subject to acceptance by Morgan Stanley Institutional
Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company ("J.P. Morgan"), the Fund's
transfer agent, which you can obtain by calling the Fund at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road,
Columbus, OH 43219 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Advisory Class Shares of the
Portfolios by wiring Federal Funds to the Custodian. You should forward a completed Account Registration Form to the Fund in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a
Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

J.P. MORGAN CHASE & CO.

1 Chase Manhattan Plaza
New York, NY 10081
ABA #021000021
DDA #323-255167
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

PURCHASE BY INTERNET
If you have properly authorized the Internet Trading Option on your Account
Registration Form and completed, signed and returned to the Fund an Electronic
Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley's ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the
Internet in a timely fashion, as set forth above.

AUTOMATIC PURCHASES

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive
(credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

ADDITIONAL INVESTMENTS
You may make additional investments of Advisory Class Shares (minimum additional investment $1,000) at the NAV next determined after the request is received in good order by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under "Purchasing Shares." Shareholder accounts that utilize the Fund as their sweep vehicle are not subject to the minimum additional investment requirement.

OTHER PURCHASE INFORMATION

The Fund may suspend the offering of shares, or any class of shares, of the
Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

                                                                              13

REDEEMING SHARES

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The
Portfolio will redeem shares at the NAV next determined after the request is received in good order.

BY MAIL
Requests should be addressed to Morgan Stanley Institutional Liquidity Funds,
3435 Stelzer Road, Columbus, OH 43219.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

BY TELEPHONE

If you have authorized the Telephone Redemption Option on the Account
Registration Form, you may request a redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

BY INTERNET
You may redeem shares online through Morgan Stanley's ClientLink service at
www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." For more information, call Shareholder Services at 1-888-378-1630.

AUTOMATIC REDEMPTIONS
Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolio will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

ALL SALES

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the
Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury
Portfolio--5:00 p.m. Eastern time; for the Government Securities Portfolio and
Treasury Securities Portfolio--3:00 p.m. Eastern time; and for the Tax-Exempt
Portfolio--1:00 p.m. Eastern time. On any business day that the New York Stock
Exchange closes early or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act.
Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system.

14

                                                       ADVISORY CLASS PROSPECTUS
                                                       February  , 2005

GENERAL SHAREHOLDER INFORMATION

VALUATION OF SHARES
The price of each Portfolio's shares is based on the amortized cost of the
Portfolio's securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the New York Stock Exchange is open.
Shares will not be priced on days that the New York Stock Exchange is closed.

Prime Portfolio                               As of 5:00 p.m.
Money Market Portfolio                        Eastern time
Government Portfolio
Treasury Portfolio

Government Securities                         As of 3:00 p.m.
Portfolio                                     Eastern time

Treasury Securities
Portfolio
                                              As of 2:00 p.m.

Tax-Exempt Portfolio                          Eastern time

EXCHANGE PRIVILEGE

You may exchange a Portfolio's Advisory Class Shares for Advisory Class Shares
of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Fund Portfolios may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange. See also "Other Purchase Information" for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley's ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630.

When you exchange for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases, including exchanges involving Portfolio shares purchased through a financial intermediary.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
[Because, as a money market fund, the Portfolios' principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the
Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle.] However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

TELEPHONE/INTERNET TRANSACTIONS
For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine.
These procedures may include requiring various forms of personal instructions such as name, mailing address, social security, other tax identification information and password/authorization codes, including PIN (Personal
Information Number). Telephone Instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

DISTRIBUTIONS
The Portfolios pass substantially all of their earnings along to their investors as "distributions." The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as
"income dividend distributions."

                                                                              15

Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends at approximately 4:00 p.m. on each business day based on their respective estimated daily net income to shareholders of record. To the extent actual income is greater or lower than the estimated amount, adjustments will be made to the following business day's income dividends. These dividends accrue daily and are distributed on the last business day of each month. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolio automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration
Form.

TAXES
The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S.
Government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax -- to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal "alternative minimum tax."
Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such Portfolios from U.S. corporations. In addition, dividends received by non-corporate shareholders (for taxable years beginning on or before December 31, 2008) attributable to dividends received by such Portfolios from certain U.S. and qualifying foreign corporations may be subject to tax at rates applicable to long-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this
Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

16

                                                       ADVISORY CLASS PROSPECTUS
                                                       February   , 2005
INVESTMENT ADVISER

ADVISER

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad.
Morgan Stanley is the direct parent of Morgan Stanley Investment Management
Inc. and Morgan Stanley & Co. Incorporated, the Fund's Distributor. Morgan
Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2004, Morgan Stanley Investment
Management Inc., together with its affiliated asset management companies, had
approximately $    billion in assets under management with approximately $
billion in institutional assets.

Each Portfolio pays the Adviser monthly compensation calculated daily by applying the annual rate of 0.15% to each Portfolio's daily net assets.

SUB-ADVISER

Morgan Stanley Investment Advisors Inc. ("MSIA") serves as Sub-Adviser to the
Portfolios. As Sub-Adviser, MSIA makes day-to-day investment decisions for the
Portfolios and places the Portfolios' purchase and sales orders. The Adviser pays MSIA 40% of the fee the Adviser receives from each Portfolio as compensation for its sub-advisory services. MSIA, located at 1221 Avenue of the
Americas, New York, NY 10020, is a wholly-owned subsidiary of Morgan Stanley.
MSIA develops, markets and manages a broad spectrum of proprietary mutual funds that are sold by Morgan Stanley financial advisors and offers professional money management services on a customized basis to individuals, institutional investors and retirement plan sponsors.

PORTFOLIO MANAGEMENT

The assets of the Prime Portfolio, Money Market Portfolio, Government
Securities Portfolio, Government Portfolio and Treasury Portfolio are managed by the Taxable Money Market Group. Current members of the Taxable Money Market
Group include Jonathan Page, Managing Director, Dale Albright, Executive
Director and Jonas Kolk, Executive Director. The assets of the Tax-Exempt
Portfolio are managed by the Tax-Exempt Money Market Group. Current members of the Tax-Exempt Money Market Group include Katherine Stromberg, Executive
Director, William Oliver, Vice President and Liam Carroll, Vice President.

DISTRIBUTOR

Shares of the Fund are distributed exclusively through Morgan Stanley & Co.
Incorporated ("the Distributor"), a wholly-owned subsidiary of Morgan Stanley.
The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund's SAI.

SERVICE AND SHAREHOLDER ADMINISTRATION PLAN

The Fund has adopted a Service and Shareholder Administration Plan for each
Portfolio's Advisory Class Shares (the "Plan"). Under the Plan, each Portfolio pays the Distributor a monthly or quarterly fee at an annual rate of 0.05% of each Portfolio's average daily net assets attributable to Advisory Class Shares to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders.

                                                                              17

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or
Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal year ended October 31, 2004 have been audited by Ernst & Young LLP. Ernst &
Young LLP's unqualified report appears in the Fund's Annual Report to
Shareholders and is incorporated by reference in the SAI. The Annual Report and each Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this
Prospectus.

                                [CHART TO COME]

18

WHERE TO FIND ADDITIONAL INFORMATION

In addition to this prospectus, the Fund has an SAI, dated February   , 2005,
which contains additional, more detailed information about the Fund and the
Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding a Portfolio's investments, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's
Public Reference Room in Washington D.C. (for information call 1-202-942-8090);
(2) On-line: you may retrieve information from the Commission's web site at
http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public
Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the
Securities and Exchange Commission at the following address:
publicinfo@sec.gov. To aid you in obtaining this information, the Fund's
Investment Company Act registration number is 811-21339.

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
3435 STELZER ROAD
COLUMBUS, OH 43219

FOR SHAREHOLDER INQUIRIES,
CALL 1-888-378-1630.

PRICES AND INVESTMENT RESULTS ARE AVAILABLE AT www.morganstanley.com/im.

[MORGAN STANLEY LOGO OMITTED]

                                                 ADMINISTRATIVE CLASS PROSPECTUS
                                                 February   , 2005
[MORGAN STANLEY LOGO OMITTED]

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio

SHAREHOLDER SERVICES:
1-888-378-1630
--------------------------------------------------------------------------------
PRICES AND INVESTMENT RESULTS:
www.morganstanley.com/im
--------------------------------------------------------------------------------
INVESTMENT ADVISER: MORGAN STANLEY INVESTMENT MANAGEMENT INC.
--------------------------------------------------------------------------------
Morgan Stanley Institutional Liquidity Funds (the "Fund") is a mutual fund organized as a Massachusetts business trust currently consisting of the seven
Portfolios which are described in this prospectus. This prospectus offers
Administrative Class Shares of the Portfolio described herein.
--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                 ADMINISTRATIVE CLASS PROSPECTUS
                                                 February   , 2005

                                                         PAGE

THE PORTFOLIOS
-------------------------------------------------------------
Money Market Portfolio                                    1
-------------------------------------------------------------
Prime Portfolio                                           2
-------------------------------------------------------------
Government Portfolio                                      3
-------------------------------------------------------------
Government Securities Portfolio                           4
-------------------------------------------------------------
Treasury Portfolio                                        5
-------------------------------------------------------------
Treasury Securities Portfolio                             6
-------------------------------------------------------------
Tax-Exempt Portfolio                                      7
-------------------------------------------------------------

FEES AND EXPENSES OF THE PORTFOLIOS                       8
-------------------------------------------------------------
ADDITIONAL INVESTMENT STRATEGY AND RISK INFORMATION       9
-------------------------------------------------------------
PORTFOLIO HOLDINGS                                       12
-------------------------------------------------------------
PURCHASING SHARES                                        12
-------------------------------------------------------------
REDEEMING SHARES                                         14
-------------------------------------------------------------
GENERAL SHAREHOLDER INFORMATION                          15
-------------------------------------------------------------
INVESTMENT ADVISER                                       17
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                     18
-------------------------------------------------------------

                                                 ADMINISTRATIVE CLASS PROSPECTUS
                                                 February  , 2005

MONEY MARKET PORTFOLIO

OBJECTIVE
The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The
Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or or foreign banks, or of U.S.
branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan
Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the
Portfolio. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Sub-Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                                               1

PRIME PORTFOLIO

OBJECTIVE
The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S.
government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.
No individual security will have a remaining maturity in excess of 397 days except for adjustable rate government securities with maturities in excess of
397 days.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio's investments were not so concentrated.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

2

                                                 ADMINISTRATIVE CLASS PROSPECTUS
                                                 February   , 2005
GOVERNMENT PORTFOLIO

OBJECTIVE
The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies;
however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

o     U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

o     Securities issued by agencies and instrumentalities of the U.S.
      government which are backed by the full faith and credit of the United
      States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie
      Mae") and the Federal Housing Administration.

o     Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie
      Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the
      Federal Home Loan Banks.

o     Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows an investment process that seeks to select securities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                                               3

GOVERNMENT SECURITIES PORTFOLIO

OBJECTIVE
The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued by the
U.S. Treasury and certain agencies, authorities or instrumentalities of the
U.S. government. The Portfolio may change its principal investment strategies;
however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of
397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio's distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows an investment process that seeks to select securities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

4

                                                 ADMINISTRATIVE CLASS PROSPECTUS
                                                 February   , 2005
TREASURY PORTFOLIO

OBJECTIVE
The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio has no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                                               5

TREASURY SECURITIES PORTFOLIO

OBJECTIVE
The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

6

                                                 ADMINISTRATIVE CLASS PROSPECTUS
                                                 February  , 2005
TAX-EXEMPT PORTFOLIO

OBJECTIVE
The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest.
Revenue bonds, however, are generally payable from a specific revenue source.
They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities.
Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio's investments may include variable and floating rate demand instruments, tender option bonds and custodial receipts.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio's assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes under extraordinary market conditions.

PROCESS
The Adviser has retained the Sub-Advisor as sub-adviser for the Portfolio. The
Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratio and tax-law changes.
Exposure to guarantors and liquidity providers is monitored separately.
Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio's recent cash flow experiences.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                                               7

FEES AND EXPENSES OF THE PORTFOLIOS

The table below describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Administrative Class of the Portfolios.

(sidebar)
The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.
(end sidebar)

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                         --------------------------------------------------------------------------------------
                              MONEY                              GOVERNMENT                TREASURY
                             MARKET      PRIME      GOVERNMENT   SECURITIES   TREASURY   SECURITIES  TAX-EXEMPT
                           PORTFOLIO   PORTFOLIO    PORTFOLIO     PORFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO
---------------------------------------------------------------------------------------------------------------

Advisory Fee                 0.15%       0.15%        0.15%         0.15%      0.15%        0.15%       0.15%
---------------------------------------------------------------------------------------------------------------
12b-1 Fee                    0.00%       0.00%        0.00%         0.00%      0.00%        0.00%       0.00%
---------------------------------------------------------------------------------------------------------------
Other Expenses                   %           %            %*            %*         %*           %*          %
---------------------------------------------------------------------------------------------------------------
 Shareholder
 Administration Fees**           %           %            %             %          %            %           %
---------------------------------------------------------------------------------------------------------------
Total Administrative
Class Operating
Expenses***                      %           %            %             %          %            %           %
---------------------------------------------------------------------------------------------------------------

*    Other Expenses are based on estimated amounts.
**   Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class Shares in connection with their customers' accounts.

***  The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses so that total operating expenses of each Portfolio's
     Administrative Class will not exceed 0.35%. This fee and expense waiver may be discontinued at any time.

EXAMPLE
This example is intended to help you compare the cost of investing in the
Portfolio's Administrative Class with the cost of investing in other mutual funds.

(sidebar)
The example assumes that you invest $10,000 in each Portfolio's Administrative
Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Administrative Class' operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.
(end sidebar)

                                        1 YEAR     3 YEARS     5 YEARS    10 YEARS

Money Market Portfolio                  $          $           $           $
----------------------------------------------------------------------------------
Prime Portfolio
----------------------------------------------------------------------------------
Government Portfolio                                           N/A          N/A
----------------------------------------------------------------------------------
Government Securities Portfolio                                N/A          N/A
----------------------------------------------------------------------------------
Treasury Portfolio                                             N/A          N/A
----------------------------------------------------------------------------------
Treasury Securities Portfolio                                  N/A          N/A
----------------------------------------------------------------------------------
Tax-Exempt Portfolio
----------------------------------------------------------------------------------

8

                                                  ADMINISTATIVE CLASS PROSPECTUS
                                                  February   , 2005

ADDITIONAL INVESTMENT STRATEGY AND RISK INFORMATION

BANK OBLIGATIONS. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations
(whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of
U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

U.S. GOVERNMENT SECURITIES. The U.S. government securities that certain
Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain
Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United
States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal
Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage
Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation
("Freddie Mac") and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United
States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

FOREIGN SECURITIES. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including
Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks which include: adverse political and economic developments less securities regulation and publicly available financial information, potential imposition of foreign withholding taxes or expropriation of assets and more limited legal remedies than those available in the United States.

CUSTODIAL RECEIPTS. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or

                                                                               9

bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers.
For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a
Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

TENDER OPTION BONDS. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

CORPORATE DEBT OBLIGATIONS. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder.
Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").

ASSET-BACKED SECURITIES. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.
Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.
The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest

10

                                                  ADMINISTATIVE CLASS PROSPECTUS
                                                  February   , 2005

rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

ADJUSTABLE RATE GOVERNMENT SECURITIES. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

PROMISSORY NOTES. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

FUNDING AGREEMENTS. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

TAX-EXEMPT VARIABLE RATE DEMAND NOTES. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

                                                                              11

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of each Portfolio's securities is available (i) in the Fund's
Statement of Additional Information ("SAI"), and (ii) on the
Fund's website www.morganstanley.com/funds.

The Fund discloses its portfolio holdings on the password-protected part of its website every 15 days with a 15 calendar day lag.

This information remains available until it is included in the Fund's next shareholder report or quarterly report.

PURCHASING SHARES

The Fund is designed for institutional investors seeking maximum current income, a stable net asset value ("NAV") and convenient liquidation privileges.
The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government
Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit
Union Administration. Shares of the Government Portfolio and Government
Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Administrative Class Shares are available to clients of the Investment Adviser with investments at the time of initial purchase of at least $10,000,000. The
Fund, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases, including shares of the Portfolios purchased through a financial intermediary.

This Prospectus offers Administrative Class Shares of each Portfolio. The Fund offers other classes of shares through separate Prospectuses. Certain of these classes may be subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Administrative Class Shares of the Portfolio may be purchased through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services.
If you are purchasing Administrative Class Shares through a financial intermediary, please consult your intermediary for purchase instructions.
Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund's custodian in a timely fashion.

Administrative Class Shares of the Portfolio may be purchased at the NAV next determined after the Fund receives your purchase order and the Fund's custodian bank, J.P. Morgan Chase & Co. (the "Custodian") receives monies credited by a
Federal Reserve Bank ("Federal Funds") prior to the close of the Fed wire. You begin earning dividends the same day your Administrative Class Shares are purchased provided the Fed receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio,
Money Market Portfolio, Government Portfolio and Treasury Portfolio--5:00 p.m.
Eastern time; for the Government Securities Portfolio and Treasury Securities
Portfolio--3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio--2:00 p.m.
Eastern time. On any business day that the New York Stock Exchange closes early, or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day.
Purchase orders received by the Fund will not be purchased until receipt of
Federal Funds.

12

                                                 ADMINISTRATIVE CLASS PROSPECTUS
                                                 February   , 2005

PURCHASE BY WIRE
You may open an account, subject to acceptance by Morgan Stanley Institutional
Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company ("J.P. Morgan"), the Fund's
transfer agent, which you can obtain by calling the Fund at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road,
Columbus, OH 43219 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Administrative Class Shares of the Portfolios by wiring Federal Funds to the Custodian. You should forward a completed Account Registration Form to the Fund in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a
Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

J.P. MORGAN CHASE & CO.
1 Chase Manhattan Plaza
New York, NY 10081
ABA #021000021
DDA #323-255167
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

PURCHASE BY INTERNET
If you have properly authorized the Internet Trading Option on your Account
Registration Form and completed, signed and returned to the Fund an Electronic
Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley's ClientLink service at www.morganstanley.com. For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the
Internet in a timely fashion, as set forth above.

AUTOMATIC PURCHASES
Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive
(credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

ADDITIONAL INVESTMENTS
You may make additional investments of Administrative Class Shares (minimum additional investment $1,000) at the NAV next determined after the request is received in good order by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under "Purchasing Shares." Shareholder accounts that utilize the Fund as their sweep vehicle are not subject to the minimum additional investment requirement.

OTHER PURCHASE INFORMATION

The Fund may suspend the offering of shares, or any class of shares, of the
Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

                                                                              13

REDEEMING SHARES

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The
Portfolio will redeem shares at the NAV next determined after the request is received in good order.

BY MAIL
Requests should be addressed to Morgan Stanley Institutional Liquidity Funds,
3435 Stelzer Road, Columbus, OH 43219.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

BY TELEPHONE

If you have authorized the Telephone Redemption Option on the Account
Registration Form, you may request a redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

BY INTERNET
You may redeem shares online through Morgan Stanley's ClientLink service at
www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." For more information, call Shareholder Services at 1-888-378-1630.

AUTOMATIC REDEMPTIONS
Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolio will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

ALL SALES

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the
Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury
Portfolio--5:00 p.m. Eastern time; for the Government Securities Portfolio and
Treasury Securities Portfolio--3:00 p.m. Eastern time; and for the Tax-Exempt
Portfolio--1:00 p.m. Eastern time. On any business day that the New York Stock
Exchange closes early or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the 1940 Act.
Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system.

14

                                                 ADMINISTRATIVE CLASS PROSPECTUS
                                                 February  , 2005

GENERAL SHAREHOLDER INFORMATION

VALUATION OF SHARES
The price of each Portfolio's shares is based on the amortized cost of the
Portfolio's securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the New York Stock Exchange is open.
Shares will not be priced on days that the New York Stock Exchange is closed.

Prime Portfolio                         As of 5:00 p.m.
Money Market Portfolio                  Eastern time
Government Portfolio
Treasury Portfolio

Government Securities                   As of 3:00 p.m.
Portfolio                               Eastern time

Treasury Securities
Portfolio

Tax-Exempt Portfolio                    As of 2:00 p.m.
                                        Eastern time

EXCHANGE PRIVILEGE

You may exchange a Portfolio's Administrative Class Shares for Administrative
Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Fund Portfolios may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange. See also "Other Purchase
Information" for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley's ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630.

When you exchange for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases, including exchanges involving Portfolio shares purchased through a financial intermediary.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
[Because, as a money market fund, the Portfolios' principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the
Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle.] However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

TELEPHONE/INTERNET TRANSACTIONS
For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine.
These procedures may include requiring various forms of personal instructions such as name, mailing address, social security, other tax identification information and password/authorization codes, including PIN (Personal
Information Number). Telephone Instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

DISTRIBUTIONS
The Portfolios pass substantially all of their earnings along to their investors as "distributions." The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as
"income dividend distributions."

                                                                              15

Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends at approximately 4:00 p.m. on each business day based on their respective estimated daily net income to shareholders of record. To the extent actual income is greater or lesser than the estimated amount, adjustments will be made to the following business day's income dividends. These dividends accrue daily and are distributed on the last business day of each month. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolio automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration
Form.

TAXES
The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S.
Government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax -- to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal "alternative minimum tax."
Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such Portfolios from U.S. corporations. In addition, dividends received by non-corporate shareholders (for taxable years beginning on or before December 31, 2008) attributable to dividends received by such Portfolios from certain U.S. and qualifying foreign corporations may be subject to tax at rates applicable to long-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this
Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

16

                                                 ADMINISTRATIVE CLASS PROSPECTUS
                                                 February  , 2005

INVESTMENT ADVISER

ADVISER

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad.
Morgan Stanley is the direct parent of Morgan Stanley Investment Management
Inc. and Morgan Stanley & Co. Incorporated, the Fund's Distributor. Morgan
Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2004, Morgan Stanley Investment
Management Inc., together with its affiliated asset management companies, had
approximately $    billion in assets under management with approximately $
billion in institutional assets.

Each Portfolio pays the Adviser monthly compensation calculated daily by applying the annual rate of 0.15% to each Portfolio's daily net assets.

SUB-ADVISER

Morgan Stanley Investment Advisors Inc. ("MSIA") serves as Sub-Adviser to the
Portfolios. As Sub-Adviser, MSIA makes day-to-day investment decisions for the
Portfolios and places the Portfolios' purchase and sales orders. The Adviser pays MSIA 40% of the fee the Adviser receives from each Portfolio as compensation for its sub-advisory services. MSIA, located at 1221 Avenue of the
Americas, New York, NY 10020, is a wholly-owned subsidiary of Morgan Stanley.
MSIA develops, markets and manages a broad spectrum of proprietary mutual funds that are sold by Morgan Stanley financial advisors and offers professional money management services on a customized basis to individuals, institutional investors and retirement plan sponsors.

PORTFOLIO MANAGEMENT

The assets of the Prime Portfolio, Money Market Portfolio, Government
Securities Portfolio, Government Portfolio and Treasury Portfolio are managed by the Taxable Money Market Group. Current members of the Taxable Money Market
Group include Jonathan Page, Managing Director, Dale Albright, Executive
Director and Jonas Kolk, Executive Director. The assets of the Tax-Exempt
Portfolio are managed by the Tax-Exempt Money Market Group. Current members of the Tax-Exempt Money Market Group include Katherine Stromberg, Executive
Director, William Oliver, Vice President and Liam Carroll, Vice President.

DISTRIBUTOR

Shares of the Fund are distributed exclusively through Morgan Stanley & Co.
Incorporated ("the Distributor"), a wholly-owned subsidiary of Morgan Stanley.
The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund's SAI.

SHAREHOLDER ADMINISTRATION PLAN

The Fund has adopted an Administration Plan for each Portfolio's Administrative
Class Shares (the "Plan"). Under the Plan, each Portfolio pays the Distributor a monthly or quarterly fee at an annual rate of 0.05% of each Portfolio's average daily net assets attributable to Administrative Class Shares to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders.

                                                                              17

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or
Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal year ended October 31, 2004 have been audited by Ernst & Young LLP. Ernst &
Young LLP's unqualified report appears in the Fund's Annual Report to
Shareholders and is incorporated by reference in the SAI. The Annual Report and each Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this
Prospectus.

                                [CHART TO COME]

18

WHERE TO FIND ADDITIONAL INFORMATION

In addition to this prospectus, the Fund has an SAI, dated February  , 2005, which contains additional, more detailed information about the Fund and the
Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding a Portfolio's investments, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's
Public Reference Room in Washington D.C. (for information call 1-202-942-8090);
(2) On-line: you may retrieve information from the Commission's web site at
http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public
Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the
Securities and Exchange Commission at the following address:
publicinfo@sec.gov. To aid you in obtaining this information, the Fund's
Investment Company Act registration number is 811-21339.

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
3435 STELZER ROAD
COLUMBUS, OH 43219

FOR SHAREHOLDER INQUIRIES,
CALL 1-888-378-1630.

PRICES AND INVESTMENT RESULTS ARE AVAILABLE AT www.morganstanley.com/im.

[MORGAN STANLEY LOGO OMITTED]

                                                       INVESTOR CLASS PROSPECTUS
                                                       February   , 2005

[MORGAN STANLEY LOGO OMITTED]

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

Money Market Portfolio
Prime Portfolio
Government Porfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio

SHAREHOLDER SERVICES:
1-888-378-1630
--------------------------------------------------------------------------------
PRICES AND INVESTMENT RESULTS:
www.morganstanley.com/im
--------------------------------------------------------------------------------
INVESTMENT ADVISER: MORGAN STANLEY INVESTMENT MANAGEMENT INC.
--------------------------------------------------------------------------------
Morgan Stanley Institutional Liquidity Funds (the "Fund") is a mutual fund organized as a Massachusetts business trust currently consisting of the seven
Portfolios which are described in this prospectus. This prospectus offers
Investor Class Shares of the Portfolio described herein.
--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                       INVESTOR CLASS PROSPECTUS
                                                       February   , 2005

                                                        PAGE

THE PORTFOLIOS
-----------------------------------------------------------
Money Market Portfolio                                    1
-----------------------------------------------------------
Prime Portfolio                                           2
-----------------------------------------------------------
Government Portfolio                                      3
-----------------------------------------------------------
Government Securities Portfolio                           4
-----------------------------------------------------------
Treasury Portfolio                                        5
-----------------------------------------------------------
Treasury Securities Portfolio                             6
-----------------------------------------------------------
Tax-Exempt Portfolio                                      7
-----------------------------------------------------------

FEES AND EXPENSES OF THE PORTFOLIOS                       8
-----------------------------------------------------------
ADDITIONAL INVESTMENT STRATEGY AND RISK INFORMATION       9
-----------------------------------------------------------
PORTFOLIO HOLDINGS                                       12
-----------------------------------------------------------
PURCHASING SHARES                                        12
-----------------------------------------------------------
REDEEMING SHARES                                         14
-----------------------------------------------------------
GENERAL SHAREHOLDER INFORMATION                          16
-----------------------------------------------------------
INVESTMENT ADVISER                                       18
-----------------------------------------------------------
FINANCIAL HIGHLIGHTS                                     19
-----------------------------------------------------------

                                                       INVESTOR CLASS PROSPECTUS
                                                       February   , 2005

MONEY MARKET PORTFOLIO

OBJECTIVE
The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The
Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S.
branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan
Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the
Portfolio. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Sub-Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                                               1

PRIME PORTFOLIO

OBJECTIVE
The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S.
government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.
No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of
397 days.

PROCESS
The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio's investments were not so concentrated.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

2

                                                       INVESTOR CLASS PROSPECTUS
                                                       February   , 2005
GOVERNMENT PORTFOLIO

OBJECTIVE
The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies;
however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

o     U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

o     Securities issued by agencies and instrumentalities of the U.S.
      government which are backed by the full faith and credit of the United
      States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie
      Mae") and the Federal Housing Administration.

o     Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie
      Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the
      Federal Home Loan Banks.

o     Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                                               3

GOVERNMENT SECURITIES PORTFOLIO

OBJECTIVE
The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued by the
U.S. Treasury and certain agencies, authorities or instrumentalities of the
U.S. government. The Portfolio may change its principal investment strategies;
however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of
397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio's distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

4

                                                       INVESTOR CLASS PROSPECTUS
                                                       February   , 2005

TREASURY PORTFOLIO

OBJECTIVE
The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio has no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                                               5

TREASURY SECURITIES PORTFOLIO

OBJECTIVE
The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

6

                                                       INVESTOR CLASS PROSPECTUS
                                                       February   , 2005

TAX-EXEMPT PORTFOLIO

OBJECTIVE
The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest.
Revenue bonds, however, are generally payable from a specific revenue source.
They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities.
Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio's investments may include variable and floating rate demand instruments, tender option bonds and custodial receipts.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio's assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes under extraordinary market conditions.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes.
Exposure to guarantors and liquidity providers is monitored separately.
Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the yield curve and the Portfolio's recent cash flow experience.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                                               7

FEES AND EXPENSES OF THE PORTFOLIOS

The table below describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Investor Class of the Portfolios.

(sidebar)
The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.
(end sidebar)

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                              MONEY                             GOVERNMENT                TREASURY
                             MARKET      PRIME     GOVERNMENT   SECURITIES    TREASURY   SECURITIES  TAX-EXEMPT
                           PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO

 Advisory Fee                0.15%       0.15%        0.15%       0.15%        0.15%       0.15%        0.15%
---------------------------------------------------------------------------------------------------------------
 12b-1 Fee                   0.00%       0.00%        0.00%       0.00%        0.00%       0.00%        0.00%
---------------------------------------------------------------------------------------------------------------
 Other Expenses                  %           %            %*          %*           %*          %*           %
---------------------------------------------------------------------------------------------------------------
  Shareholder
  Administration Fee**           %           %            %           %            %           %            %
---------------------------------------------------------------------------------------------------------------
 Total Investor Class
 Operating Expenses***           %           %            %           %            %           %            %
---------------------------------------------------------------------------------------------------------------

*    Other Expenses are based on estimated amounts.
**   Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Investor Class Shares in connection with their customers' accounts.
***  The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses so that total operating expenses of each Portfolio's
     Investor Class will not exceed 0.30%. This fee and expense waiver may be discontinued at any time.

EXAMPLE
This example is intended to help you compare the cost of investing in the
Portfolio's Investor Class with the cost of investing in other mutual funds.

(sidebar)
The example assumes that you invest $10,000 in each Portfolio's Investor Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Investor Class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.
(end sidebar)

                                      1 YEAR     3 YEARS     5 YEARS    10 YEARS

Money Market Portfolio                $          $           $           $
--------------------------------------------------------------------------------
Prime Portfolio
--------------------------------------------------------------------------------
Government Portfolio                                         N/A          N/A
--------------------------------------------------------------------------------
Government Securities Portfolio                              N/A          N/A
--------------------------------------------------------------------------------
Treasury Portfolio                                           N/A          N/A
--------------------------------------------------------------------------------
Treasury Securities Portfolio                                N/A          N/A
--------------------------------------------------------------------------------
Tax-Exempt Portfolio
--------------------------------------------------------------------------------

8

                                                       INVESTOR CLASS PROSPECTUS
                                                       February   , 2005

ADDITIONAL INVESTMENT STRATEGY AND RISK INFORMATION

BANK OBLIGATIONS. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations
(whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of
U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

U.S. GOVERNMENT SECURITIES. The U.S. government securities that certain
Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain
Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United
States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal
Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage
Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation
("Freddie Mac") and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United
States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

FOREIGN SECURITIES. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including
Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks which include: adverse political and economic developments less securities regulation and publicly available financial information, potential imposition of foreign withholding taxes or expropriation of assets and more limited legal remedies than those available in the United States.

CUSTODIAL RECEIPTS. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or

                                                                               9

bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers.
For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a
Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

TENDER OPTION BONDS. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio average portfolio maturity.
There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

CORPORATE DEBT OBLIGATIONS. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder.
Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").

ASSET-BACKED SECURITIES. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.
Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.
The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest

10

                                                       INVESTOR CLASS PROSPECTUS
                                                       February   , 2005

rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

ADJUSTABLE RATE GOVERNMENT SECURITIES. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

PROMISSORY NOTES. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

FUNDING AGREEMENTS. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

TAX-EXEMPT VARIABLE RATE DEMAND NOTES. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

                                                                              11

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of each Portfolio's securities is available (i) in the Fund's
Statement of Additional Information ("SAI"), and (ii) on the
Fund's website www.morganstanley.com/funds.

The Fund discloses its portfolio holdings on the password-protected part of its website every 15 days with a 15 calendar day lag.

This information remains available until it is included in the Fund's next shareholder report or quarterly report.

PURCHASING SHARES

The Fund is designed for institutional investors seeking maximum current income, a stable net asset value ("NAV") and convenient liquidation privileges.
The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government
Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit
Union Administration. Shares of the Government Portfolio and Government
Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it..

Investor Class Shares are available to investors who at the time of initial purchase make a minimum investment of $10,000,000, or, to clients of Morgan
Stanley Private Wealth Management. The Fund, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases, including shares of the Portfolios purchased through a financial intermediary.

This Prospectus offers Investor Class Shares of each Portfolio. The Fund also offers other classes of shares through separate Prospectuses. Certain of these classes may be subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Investor Class Shares of the Portfolio may be purchased directly from Morgan
Stanley Institutional Liquidity Funds or through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Investor Class
Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the
Fund's custodian in a timely fashion.

Investor Class Shares of the Portfolio may be purchased at the NAV next determined after the Fund receives your purchase order and the Fund's custodian bank, J.P. Morgan Chase & Co. (the "Custodian") receives monies credited by a
Federal Reserve Bank ("Federal Funds") prior to the close of the Fed wire. You begin earning dividends the same day your Investor Class Shares are purchased provided the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market
Portfolio, Government Portfolio and Treasury Portfolio--5:00 p.m. Eastern time;
for the Government Securities Portfolio and Treasury Securities Portfolio--3:00
p.m. Eastern time; and for the Tax-Exempt Portfolio--2:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, or when the
Bond Market Association recommends that the securities markets close early, the
Fund may close early and purchase

12

                                                       INVESTOR CLASS PROSPECTUS
                                                       February   , 2005

orders received after such earlier closing times will be processed the following business day. Purchase orders received by the Fund will not be processed until receipt of Federal Funds.

PURCHASE BY WIRE

You may open an account, subject to acceptance by Morgan Stanley Institutional
Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company ("J.P. Morgan"), the Fund's
transfer agent, which you can obtain by calling the Fund at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road,
Columbus, OH 43219 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Investor Class Shares of the
Portfolios by wiring Federal Funds to the Custodian. You should forward a completed Account Registration Form to the Fund in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a
Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

J.P. MORGAN CHASE & CO.
1 Chase Manhattan Plaza
New York, NY 10081
ABA #021000021
DDA #323-255167
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

PURCHASE BY INTERNET
If you have properly authorized the Internet Trading Option on your Account
Registration Form and completed, signed and returned to the Fund an Electronic
Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley's ClientLink service at www.morganstanley.com.
For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the
Internet in a timely fashion, as set forth above.

AUTOMATIC PURCHASES

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive
(credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

ADDITIONAL INVESTMENTS
You may make additional investments of Investor Class Shares (minimum additional investment $1,000) at the NAV next determined after the request is received in good order by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under "Purchasing Shares." Shareholder accounts that utilize the Fund as their sweep vehicle are not subject to the minimum additional investment requirement.

OTHER PURCHASE INFORMATION

The Fund may suspend the offering of shares, or any class of shares, of the
Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to

                                                                              13

identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The
Portfolio will redeem shares at the NAV next determined after the request is received in good order.

BY MAIL
Requests should be addressed to Morgan Stanley Institutional Liquidity Funds,
3435 Stelzer Road, Columbus, OH 43219.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

BY TELEPHONE

If you have authorized the Telephone Redemption Option on the Account
Registration Form, you may request a redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

BY INTERNET
You may redeem shares online through Morgan Stanley's ClientLink service at
www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." For more information, call Shareholder Services at 1-888-378-1630.

AUTOMATIC REDEMPTIONS
Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolio will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

ALL SALES

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the
Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury
Portfolio--5:00 p.m. Eastern time; for the Government Securities Portfolio and
Treasury Securities Portfolio--3:00 p.m. Eastern time; and for the Tax-Exempt
Portfolio--1:00 p.m. Eastern time. On any business day that the New York Stock
Exchange closes early or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to

14

                                                       INVESTOR CLASS PROSPECTUS
                                                       February   , 2005

Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the
Fund's net assets not reasonably practicable, or the Securities and Exchange
Commission, by order, permits the suspension of the right of redemption.
Redemption payments may also be delayed in the event of the closing of the
Federal Reserve wire payment system.

                                                                              15

GENERAL SHAREHOLDER INFORMATION

VALUATION OF SHARES

The price of each Portfolio's shares is based on the amortized cost of the
Portfolio's securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the New York Stock Exchange is open.
Shares will not be priced on days that the New York Stock Exchange is closed.

Prime Portfolio                        As of 5:00 p.m.
Money Market Portfolio                 Eastern time
Government Portfolio
Treasury Portfolio

Government Securities                  As of 3:00 p.m.
Portfolio                              Eastern time
Treasury Securities
Portfolio

Tax-Exempt Portfolio                   As of 2:00 p.m.
                                       Eastern time

EXCHANGE PRIVILEGE

You may exchange a Portfolio's Investor Class Shares for Investor Class Shares
of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange. See also "Other Purchase Information" for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley's ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630.

When you exchange for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases, including exchanges involving Portfolio shares purchased through a financial intermediary.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
[Because, as a money market fund, the Portfolios' principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the
Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle.] However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

TELEPHONE/INTERNET TRANSACTIONS
For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine.
These procedures may include requiring various forms of personal instructions such as name, mailing address, social security, other tax identification information and password/authorization codes, including PIN (Personal
Information Number). Telephone Instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

DISTRIBUTIONS
The Portfolios pass substantially all of their earnings along to their investors as "distributions." The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio

16

                                                       INVESTOR CLASS PROSPECTUS
                                                       February   , 2005

shareholders as "income dividend distributions." Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the
Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends at approximately 4:00 p.m. on each business day based on their respective estimated daily net income to shareholders of record. To the extent actual income is greater or lesser than the estimated amount, adjustments will be made to the following business day's income dividends. These dividends accrue daily and are distributed on the last business day of each month. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolio automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration
Form.

TAXES
The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S.
Government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax -- to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal "alternative minimum tax."
Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such Portfolios from U.S. corporations. In addition, dividends received by non-corporate shareholders (for taxable years beginning on or before December 31, 2008) attributable to dividends received by such Portfolios from certain U.S. and qualifying foreign corporations may be subject to tax at rates applicable to long-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this
Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

                                                                              17

INVESTMENT ADVISER

ADVISER

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad.
Morgan Stanley is the direct parent of Morgan Stanley Investment Management
Inc. and Morgan Stanley & Co. Incorporated, the Fund's Distributor. Morgan
Stanley is a preeminent global finanical services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2004, Morgan Stanley Investment
Management Inc., together with its affiliated asset management companies, had
approximately $    billion in assets under management with approximately $
billion in institutional assets.

Each Portfolio pays the Adviser monthly compensation calculated daily by applying the annual rate of 0.15% to each Portfolio's daily net assets.

SUB-ADVISER

Morgan Stanley Investment Advisors Inc. ("MSIA") serves as Sub-Adviser to the
Portfolios. As Sub-Adviser, MSIA makes day-to-day investment decisions for the
Portfolios and places the Portfolios' purchase and sales orders. The Adviser pays MSIA 40% of the fee the Adviser receives from each Portfolio as compensation for its sub-advisory services. MSIA, located at 1221 Avenue of the
Americas, New York, NY 10020, is a wholly-owned subsidiary of Morgan Stanley.
MSIA develops, markets and manages a broad spectrum of proprietary mutual funds that are sold by Morgan Stanley financial advisors and offers professional money management services on a customized basis to individuals, institutional investors and retirement plan sponsors.

PORTFOLIO MANAGEMENT

The assets of the Prime Portfolio, Money Market Portfolio, Government
Securities Portfolio, Government Portfolio and Treasury Portfolio are managed by the Taxable Money Market Group. Current members of the Taxable Money Market
Group include Jonathan Page, Managing Director, Dale Albright, Executive
Director and Jonas Kolk, Executive Director. The assets of the Tax-Exempt
Portfolio are managed by the Tax-Exempt Money Market Group. Current members of the Tax-Exempt Money Market Group include Katherine Stromberg, Executive
Director, William Oliver, Vice President and Liam Carroll, Vice President.

DISTRIBUTOR

Shares of the Fund are distributed exclusively through Morgan Stanley & Co.
Incorporated ("the Distributor"), a wholly-owned subsidiary of Morgan Stanley.
The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund's SAI.

SHAREHOLDER ADMINISTRATION PLAN

The Fund has adopted an Administration Plan for each Portfolio's Investor Class
Shares (the "Plan"). Under the Plan, each Portfolio pays the Distributor a monthly or quarterly fee at an annual rate of 0.05% of each Portfolio's average daily net assets attributable to Investor Class Shares to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders.

18

                                                       INVESTOR CLASS PROSPECTUS
                                                       February   , 2005

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or
Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal year ended October 31, 2004 have been audited by Ernst & Young LLP.
Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to
Shareholders and is incorporated by reference in the SAI. The Annual Report and each Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the
back cover to this Prospectus.

                                [CHART TO COME]

                                                                              19

WHERE TO FIND ADDITIONAL INFORMATION

In addition to this prospectus, the Fund has an SAI, dated February   , 2005,
which contains additional, more detailed information about the Fund and the
Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding a Portfolio's investments, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's
Public Reference Room in Washington D.C. (for information call 1-202-942-8090);
(2) On-line: you may retrieve information from the Commission's web site at
http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public
Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the
Securities and Exchange Commission at the following address:
publicinfo@sec.gov. To aid you in obtaining this information, the Fund's
Investment Company Act registration number is 811-21339.

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
3435 STELZER ROAD
COLUMBUS, OH 43219

FOR SHAREHOLDER INQUIRIES,
CALL 1-888-378-1630.

PRICES AND INVESTMENT RESULTS ARE AVAILABLE AT www.morganstanley.com/im.

[MORGAN STANLEY LOGO OMITTED]

                                                    PARTICIPANT CLASS PROSPECTUS
                                                    February   , 2005
[MORGAN STANLEY LOGO OMITTED]

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio

SHAREHOLDER SERVICES:
1-888-378-1630
--------------------------------------------------------------------------------
PRICES AND INVESTMENT RESULTS:
www.morganstanley.com/im
--------------------------------------------------------------------------------
INVESTMENT ADVISER: MORGAN STANLEY INVESTMENT MANAGEMENT INC.
--------------------------------------------------------------------------------
Morgan Stanley Institutional Liquidity Funds (the "Fund") is a mutual fund organized as a Massachusetts business trust currently consisting of the seven
Portfolios which are described in this prospectus. This prospectus offers
Participant Class Shares of the Portfolio described herein.
--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                    PARTICIPANT CLASS PROSPECTUS
                                                    February   , 2005

                                                        PAGE

THE PORTFOLIOS
-----------------------------------------------------------
Money Market Portfolio                                    1
-----------------------------------------------------------
Prime Portfolio                                           2
-----------------------------------------------------------
Government Portfolio                                      3
-----------------------------------------------------------
Government Securities Portfolio                           4
-----------------------------------------------------------
Treasury Portfolio                                        5
-----------------------------------------------------------
Treasury Securities Portfolio                             6
-----------------------------------------------------------
Tax-Exempt Portfolio                                      7
-----------------------------------------------------------

FEES AND EXPENSES OF THE PORTFOLIOS                       8
-----------------------------------------------------------
ADDITIONAL INVESTMENT STRATEGY AND RISK INFORMATION       9
-----------------------------------------------------------
PORTFOLIO HOLDINGS                                       12
-----------------------------------------------------------
PURCHASING SHARES                                        12
-----------------------------------------------------------
REDEEMING SHARES                                         14
-----------------------------------------------------------
GENERAL SHAREHOLDER INFORMATION                          16
-----------------------------------------------------------
INVESTMENT ADVISER                                       18
-----------------------------------------------------------
FINANCIAL HIGHLIGHTS                                     19
-----------------------------------------------------------

                                                    PARTICIPANT CLASS PROSPECTUS
                                                    February   , 2005

MONEY MARKET PORTFOLIO

OBJECTIVE
The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The
Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S.
branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of 397 days.

PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan
Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the
Portfolio. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar-denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Sub-Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                                               1

PRIME PORTFOLIO

OBJECTIVE
The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S.
government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes (including tax-exempt variable rate demand notes), asset-backed securities and repurchase agreements.
No individual security will have a remaining maturity in excess of 397 days, except for adjustable rate government securities with maturities in excess of
397 days.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral. Asset-backed securities raise certain risk considerations including prepayment risk and the risk of inadequate recovery on repossessed collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio's investments were not so concentrated.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

2

                                                    PARTICIPANT CLASS PROSPECTUS
                                                    February   , 2005
GOVERNMENT PORTFOLIO

OBJECTIVE
The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies;
however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

o     U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

o     Securities issued by agencies and instrumentalities of the U.S.
      government which are backed by the full faith and credit of the United
      States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie
      Mae") and the Federal Housing Administration.

o     Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie
      Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the
      Federal Home Loan Banks.

o     Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

PROCESS
The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows an investment process that seeks to select securities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                                               3

GOVERNMENT SECURITIES PORTFOLIO

OBJECTIVE
The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued by the
U.S. Treasury and certain agencies, authorities or instrumentalities of the
U.S. government. The Portfolio may change its principal investment strategies;
however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of
397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio's distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows an investment process that seeks to select securities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

4

                                                    PARTICIPANT CLASS PROSPECTUS
                                                    February   , 2005
TREASURY PORTFOLIO

OBJECTIVE
The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.No individual security will have a remaining maturity in excess of 397 days.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows an investment process that seeks to select securities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio has no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                                               5

TREASURY SECURITIES PORTFOLIO

OBJECTIVE
The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any
changes.No individual security will have a remaining maturity in excess of 397 days.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

6

                                                    PARTICIPANT CLASS PROSPECTUS
                                                    February   , 2005
TAX-EXEMPT PORTFOLIO

OBJECTIVE
The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest.
Revenue bonds, however, are generally payable from a specific revenue source.
They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities.
Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. Additionally, the Portfolio's investments may include variable and floating rate demand instruments, tender option bonds and custodial receipts.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio's assets typically will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes under extraordinary market conditions.

PROCESS

The Adviser has retained the Sub-Adviser as sub-adviser for the Portfolio. The
Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes.
Exposure to guarantors and liquidity providers is monitored separately.
Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio's recent cash flow experience.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the
Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the
Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.

The Fund was recently organized and, as of the date of this Prospectus, the
Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                                               7

FEES AND EXPENSES OF THE PORTFOLIOS

The table below describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Participant Class of the Portfolios.

                                                           ANNUAL PORTFOLIO OPERATING EXPENSES
                                MONEY                                     GOVERNMENT                   TREASURY
                                MARKET        PRIME        GOVERNMENT     SECURITIES    TREASURY      SECURITIES    TAX-EXEMPT
                              PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO

 Advisory Fee                   0.15%         0.15%          0.15%          0.15%         0.15%          0.15%         0.15%
------------------------------------------------------------------------------------------------------------------------------
 Distribution and/or
 Service (12b-1 Fee)               %             %              %              %             %              %             %
------------------------------------------------------------------------------------------------------------------------------
 Other Expenses                    %             %              %*             %*            %*             %*            %
------------------------------------------------------------------------------------------------------------------------------
 Total Participant Class
 Operating Expenses**              %             %              %              %             %              %             %
------------------------------------------------------------------------------------------------------------------------------

*    Other Expenses are based on estimated amounts.
**   The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses so that total operating expenses of each Portfolio's
     Participant Class will not exceed 0.60%. This fee and expense waiver may be discontinued at any time.

(sidebar)
The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.

The example assumes that you invest $10,000 in each Portfolio's Participant
Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Participant Class' operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.
(endsidebar)

EXAMPLE
This example is intended to help you compare the cost of investing in the
Portfolio's Participant Class with the cost of investing in other mutual funds.

                                      1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------

Money Market Portfolio                $          $           $           $
--------------------------------------------------------------------------------
Prime Portfolio
--------------------------------------------------------------------------------
Government Portfolio                                         N/A          N/A
--------------------------------------------------------------------------------
Government Securities Portfolio                              N/A          N/A
--------------------------------------------------------------------------------
Treasury Portfolio                                           N/A          N/A
--------------------------------------------------------------------------------
Treasury Securities Portfolio                                N/A          N/A
--------------------------------------------------------------------------------
Tax-Exempt Portfolio
--------------------------------------------------------------------------------

8

                                                    PARTICIPANT CLASS PROSPECTUS
                                                    February   , 2005

ADDITIONAL INVESTMENT STRATEGY AND RISK INFORMATION

BANK OBLIGATIONS. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations
(whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of
U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

U.S. GOVERNMENT SECURITIES. The U.S. government securities that certain
Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S., government. In addition, certain
Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United
States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal
Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage
Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation
("Freddie Mac") and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United
States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

FOREIGN SECURITIES. Certain Portfolios may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers, including
Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks which include: adverse political and economic developments less securities regulation and publicly available financial information, potential imposition of foreign withholding taxes or expropriation of assets and more limited legal remedies than those available in the United States.

CUSTODIAL RECEIPTS. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or

                                                                               9

bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers.
For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a
Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

TENDER OPTION BONDS. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

CORPORATE DEBT OBLIGATIONS. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder.
Certain Portfolios will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").

ASSET-BACKED SECURITIES. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.
Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.
The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest

10

                                                    PARTICIPANT CLASS PROSPECTUS
                                                    February   , 2005

rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

ADJUSTABLE RATE GOVERNMENT SECURITIES. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

PROMISSORY NOTES. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

FUNDING AGREEMENTS. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolios may be treated as illiquid. Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including funding agreements.

TAX-EXEMPT VARIABLE RATE DEMAND NOTES. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

                                                                              11

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of each Portfolio's securities is available (i) in the Fund's
Statement of Additional Information ("SAI"), and (ii) on the
Fund's website www.morganstanley.com/funds.

The Fund discloses its portfolio holdings on the password-protected part of its website every 15 days with a 15 calendar day lag.

This information remains available until it is included in the Fund's next shareholder report or quarterly report.

PURCHASING SHARES

The Fund is designed for institutional investors seeking maximum current income, a stable net asset value ("NAV") and convenient liquidation privileges.
The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government
Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions. Pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit
Union Administration. Shares of the Government Portfolio and Government
Securities Portfolio, however, may not qualify as eligible investments for particular state- chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are premissible investments under the law applicable to it.

Participant Class Shares are available to clients of the Investment Adviser with investments at the time of initial purchase of at least $10,000,000. The
Fund, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases, including shares of the Portfolios purchased through a financial intermediary.

This Prospectus offers Participant Class Shares of each Portfolio. The Fund also offers other classes of shares through separate Prospectuses. These classes are subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Participant Class Shares of the Portfolio may be purchased through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing
Participant Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund's custodian in a timely fashion.

Participant Class Shares of the Portfolio may be purchased at the NAV next determined after the Fund receives your purchase order and the Fund's custodian bank, J.P. Morgan Chase & Co. (the "Custodian") receives monies credited by a
Federal Reserve Bank ("Federal Funds") prior to the close of the Fed wire. You begin earning dividends the same day your Participant Class Shares are purchased provided that the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market
Portfolio, Government Portfolio and Treasury Portfolio--5:00 p.m. Eastern time;
for the Government Securities Portfolio and Treasury Securities Portfolio--3:00
p.m. Eastern time; and for the Tax-Exempt Portfolio--2:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, or when the Bond
Market Association recommends that the securities markets close early, the Fund may close early and purchase orders received

12

                                                    PARTICIPANT CLASS PROSPECTUS
                                                    February   , 2005

after such earlier closing times will be processed the following business day.
Purchase orders received by the Fund will not be processed until receipt of
Federal Funds.

PURCHASE BY WIRE

You may open an account, subject to acceptance by Morgan Stanley Institutional
Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company ("J.P. Morgan"), the Fund's
transfer agent, which you can obtain by calling the Fund at 1-888-378-1630 and mailing it to Morgan Stanley Institutional Liquidity Funds, 3435 Stelzer Road,
Columbus, OH 43219 and indicating the name of the Portfolio you wish to purchase.

Upon approval of the application, you may purchase Participant Class Shares of the Portfolios by wiring Federal Funds to the Custodian. You should forward a completed Account Registration Form to the Fund in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a
Federal Funds (monies credited by a Federal Reserve Bank) wire in a specified amount to the Custodian using the following wire instructions:

J.P. MORGAN CHASE & CO.
1 Chase Manhattan Plaza
New York, NY 10081
ABA #021000021
DDA #323-255167
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)

If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.

PURCHASE BY INTERNET
If you have properly authorized the Internet Trading Option on your Account
Registration Form and completed, signed and returned to the Fund an Electronic
Transactions Agreement, you may place a purchase order for additional shares online through Morgan Stanley's ClientLink service at www.morganstanley.com.
For more information, call Shareholder Services at 1-888-378-1630.

You are responsible for transmitting payments for shares purchased via the
Internet in a timely fashion, as set forth above.

AUTOMATIC PURCHASES
Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive
(credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

ADDITIONAL INVESTMENTS
You may make additional investments of Participant Class Shares (minimum additional investment $1,000) at the NAV next determined after the request is received in good order by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under "Purchasing Shares." Shareholder accounts that utilize the Fund as their sweep vehicle are not subject to the minimum additional investment requirement.

OTHER PURCHASE INFORMATION

The Fund may suspend the offering of shares, or any class of shares, of the
Portfolios or reject any purchase or exchange orders when we think it is in the best interest of the Fund.

Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to

                                                                              13

identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

REDEEMING SHARES

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The
Portfolio will redeem shares at the NAV next determined after the request is received in good order.

BY MAIL
Requests should be addressed to Morgan Stanley Institutional Liquidity Funds,
3435 Stelzer Road, Columbus, OH 43219.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

BY TELEPHONE

If you have authorized the Telephone Redemption Option on the Account
Registration Form, you may request a redemption of shares by calling the Fund at 1-888-378-1630 and requesting that the redemption proceeds be mailed or wired to you.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

BY INTERNET
You may redeem shares online through Morgan Stanley's ClientLink service at
www.morganstanley.com, provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." For more information, call Shareholder Services at 1-888-378-1630.

AUTOMATIC REDEMPTIONS
Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolio will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.

ALL SALES

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the
Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury
Portfolio--5:00 p.m. Eastern time; for the Government Securities Portfolio and
Treasury Securities Portfolio--3:00 p.m. Eastern time; and for the Tax-Exempt
Portfolio--1:00 p.m. Eastern time. On any business day that the New York Stock
Exchange closes early or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but under certain circumstances may not be made until the next business day. Redemption requests or payments may be postponed or suspended as permitted pursuant to

14

                                                    PARTICIPANT CLASS PROSPECTUS
                                                    February   , 2005

Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the
Fund's net assets not reasonably practicable, or the Securities and Exchange
Commission, by order, permits the suspension of the right of redemption.
Redemption payments may also be delayed in the event of the closing of the
Federal Reserve wire payment system.

                                                                              15

GENERAL SHAREHOLDER INFORMATION

VALUATION OF SHARES
The price of each Portfolio's shares is based on the amortized cost of the
Portfolio's securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The NAV per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the New York Stock Exchange is open.
Shares will not be priced on days that the New York Stock Exchange is closed.

Prime Portfolio                        As of 5:00 p.m.
Money Market Portfolio                 Eastern time
Government Portfolio
Treasury Portfolio

Government Securities                  As of 3:00 p.m.
Portfolio                              Eastern time
Treasury Securities
Portfolio

Tax-Exempt Portfolio                   As of 2:00 p.m.
                                       Eastern time

EXCHANGE PRIVILEGE

You may exchange a Portfolio's Participant Class Shares for Participant Class
Shares of other available Portfolios of the Fund based on their respective
NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Fund Portfolios may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange. See also "Other Purchase Information" for certain limitations relating to exchanges.

You can process your exchange by contacting your financial intermediary or online through Morgan Stanley's ClientLink service at www.morganstanley.com provided you have a pre-established Internet trading account, as set forth above under "Purchasing Shares." Contact Shareholder Services for additional information. Exchange requests can also be made by calling 1-888-378-1630.

When you exchange for shares of another Portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases, including exchanges involving Portfolio shares purchased through a financial intermediary.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
[Because, as a money market fund, the Portfolios' principal investment strategy is to maintain a stable share price, the policies and procedures adopted by the
Board of Trustees/Directors applicable to other funds in the Morgan Stanley family of funds are generally not applicable with respect to frequent purchases and redemptions of Portfolio shares. Therefore, reasonably frequent purchases and redemptions of Portfolio shares by Portfolio shareholders do not present risks for other shareholders of a Portfolio. We expect the Portfolios to be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a sweep vehicle.] However, frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

TELEPHONE/INTERNET TRANSACTIONS
For your protection, we will employ reasonable procedures to confirm that transaction instructions communicated over the telephone/Internet are genuine.
These procedures may include requiring various forms of personal instructions such as name, mailing address, social security, other tax identification information and password/authorization codes, including PIN (Personal
Information Number). Telephone Instructions also may be recorded. During periods of drastic economic or market changes, it is possible that the telephone/Internet orders may be difficult to implement, although this has not been the case with the Fund in the past.

DISTRIBUTIONS
The Portfolios pass substantially all of their earnings along to their investors as "distributions." The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as
"income dividend distributions."

16

                                                    PARTICIPANT CLASS PROSPECTUS
                                                    February   , 2005

Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends at approximately 4:00 p.m. on each business day based on their respective estimated daily net income to shareholders of record. To the extent actual income is greater or lesser than the estimated amount, adjustments will be made to the following business day's income dividends. These dividends accrue daily and are distributed on the last business day of each month. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolio automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration
Form.

TAXES
The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

Except as noted below, dividends you receive will generally be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S.
Government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax -- to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal "alternative minimum tax."
Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such Portfolios from U.S. corporations. In addition, dividends received by non-corporate shareholders (for taxable years beginning on or before December 31, 2008) attributable to dividends received by such Portfolios from certain U.S. and qualifying foreign corporations may be subject to tax at rates applicable to long-term capital gains. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this
Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

                                                                              17

INVESTMENT ADVISER

ADVISER

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad.
Morgan Stanley is the direct parent of Morgan Stanley Investment Management
Inc. and Morgan Stanley & Co. Incorporated, the Fund's Distributor. Morgan
Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2004, Morgan Stanley Investment
Management Inc., together with its affiliated asset management companies, had
approximately $    billion in assets under management with approximately $
billion in institutional assets.

Each Portfolio pays the Adviser monthly compensation calculated daily by applying the annual rate of 0.15% to each Portfolio's daily net assets.

SUB-ADVISER

Morgan Stanley Investment Advisors Inc. ("MSIA") serves as Sub-Adviser to the
Portfolios. As Sub-Adviser, MSIA makes day-to-day investment decisions for the
Portfolios and places the Portfolios' purchase and sales orders. The Adviser pays MSIA 40% of the fee the Adviser receives from each Portfolio as compensation for its sub-advisory services. MSIA, located at 1221 Avenue of the
Americas, New York, NY 10020, is a wholly-owned subsidiary of Morgan Stanley.
MSIA develops, markets and manages a broad spectrum of proprietary mutual funds that are sold by Morgan Stanley financial advisors and offers professional money management services on a customized basis to individuals, institutional investors and retirement plan sponsors.

PORTFOLIO MANAGEMENT

The assets of the Prime Portfolio, Money Market Portfolio, Government
Securities Portfolio, Government Portfolio and Treasury Portfolio are managed by the Taxable Money Market Group. Current members of the Taxable Money Market
Group include Jonathan Page, Managing Director, Dale Albright, Executive
Director and Jonas Kolk, Executive Director. The assets of the Tax-Exempt
Portfolio are managed by the Tax-Exempt Money Market Group. Current members of the Tax-Exempt Money Market Group include Katherine Stromberg, Executive
Director, William Oliver, Vice President and Liam Carroll, Vice President.

DISTRIBUTOR

Shares of the Fund are distributed exclusively through Morgan Stanley & Co.
Incorporated ("the Distributor"), a wholly-owned subsidiary of Morgan Stanley.
The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of Fund shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the net asset value or the price of Fund shares. For more information, please see the Fund's SAI.

DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Fund has adopted a Distribution and Shareholder Service Plan for each
Portfolio's Participant Class Shares pursuant to Rule 12b-1 under the 1940 Act
(the "Plan"). Under the Plan, each Portfolio pays the Distributor a monthly or quarterly fee at an annual rate of 0.05% of each Portfolio's average daily net assets attributable to Participant Class Shares to compensate certain financial intermediaries (also referred to as service organizations) who provide personal and account maintenance services, administrative services to shareholders, and distribution related services to the Fund. The Distributor also may retain part of this fee as compensation for providing distribution related services.

18

                                                    PARTICIPANT CLASS PROSPECTUS
                                                    February   , 2005

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the life of the Portfolio or
Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal year ended October 31, 2004 have been audited by Ernst & Young LLP.
Ernst & Young LLP's unqualified report appears in the Fund's Annual Report to
Shareholders and is incorporated by reference in the SAI. The Annual Report and each Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this
Prospectus.

                                [CHART TO COME]

                                                                              19

WHERE TO FIND ADDITIONAL INFORMATION

In addition to this prospectus, the Fund has an SAI, dated February   , 2005,
which contains additional, more detailed information about the Fund and the
Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding a Portfolio's investments, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's
Public Reference Room in Washington D.C. (for information call 1-202-942-8090);
(2) On-line: you may retrieve information from the Commission's web site at
http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public
Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the
Securities and Exchange Commission at the following address:
publicinfo@sec.gov. To aid you in obtaining this information, the Fund's
Investment Company Act registration number is 811-21339.

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
3435 STELZER ROAD
COLUMBUS, OH 43219

FOR SHAREHOLDER INQUIRIES,
CALL 1-888-378-1630.

PRICES AND INVESTMENT RESULTS ARE AVAILABLE AT www.morganstanley.com/im.

[MORGAN STANLEY LOGO OMITTED]

                 MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                    RELATING TO THE FOLLOWING PROSPECTUSES:

                         INSTITUTIONAL CLASS PROSPECTUS
                            SERVICE CLASS PROSPECTUS
                            INVESTOR CLASS PROSPECTUS
                         ADMINISTRATIVE CLASS PROSPECTUS
                            ADVISORY CLASS PROSPECTUS
                          PARTICIPANT CLASS PROSPECTUS

                                 FEBRUARY    , 2005

Morgan Stanley Institutional Liquidity Funds (the "Fund") is a mutual fund currently consisting of the following seven portfolios: the Money Market
Portfolio, the Prime Portfolio, the Government Portfolio, the Government
Securities Portfolio, the Treasury Portfolio, the Treasury Securities Portfolio
and the Tax-Exempt Portfolio (the "Portfolios"). Each Portfolio offers the following classes of shares: Institutional Class, Service Class, Investor Class,
Administrative Class, Advisory Class and Participant Class. The Fund is designed to provide investors with a variety of liquidity options. This Statement of
Additional Information (the "SAI") sets forth information about the Fund and information applicable to the Portfolios.

This SAI is not a prospectus but should be read in conjunction with the Fund's
prospectuses dated February   , 2005, as may be supplemented from time to time.
To obtain any of these prospectuses, please call Shareholder Services at the number indicated below.

The Fund's most recent annual report is a separate document supplied with this
SAI and includes the Fund's audited financial statements, which are incorporated by reference into this SAI.

                      Shareholder Services: 1-888-378-1630
            Prices and Investment Results: www.morganstanley.com/im

                                        2

                      INVESTMENTS AND INVESTMENT STRATEGIES

The following discussion of each Portfolio's investments and risks should be read in conjunction with the sections of the Fund's Prospectus entitled
"Additional Investment Strategy and Risk Information." The Portfolios'
investments are limited by the quality, maturity and diversification requirements adopted under Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act").

U.S. TREASURY OBLIGATIONS AND U.S. GOVERNMENT SECURITIES. U.S. Treasury
Obligations include securities issued or guaranteed by the U.S. Treasury ("U.S.
Treasury Obligations"). Payment of principal and interest on these obligations is backed by the full faith and credit of the U.S. government. U.S. Treasury
Obligations include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of
Registered Interest and Principal of Securities program ("STRIPS").

U.S. Government Securities are obligations issued or guaranteed by U.S.
government agencies, authorities, instrumentalities or sponsored enterprises
("U.S. Government Securities"), which may or may not be backed by the full faith and credit of the U.S. government. Some U.S. Government Securities are supported by the full faith and credit of the U.S. Treasury (such as in the case of those issued by the Government National Mortgage Association ("Ginnie Mae")) through provisions in its charter that it may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt); others (such as those issued by the Federal Home Loan Banks) are not backed by the full faith and credit of the
United States but are supported by the right of the issuer to borrow from the
U.S. Treasury under certain circumstances; others (such as those issued by the
Federal National Mortgage Association ("Fannie Mae")) are supported by the discretionary authority of the U.S. government to purchase certain obligations of the issuer to assist them in meeting their debt obligations; and others (such as those issued by the Federal Farm Credit System) by only the credit of the issuer.

If a U.S. Government Security is not backed by the full faith and credit of the
United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

An instrumentality is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central
Bank for Cooperatives, Federal Intermediate Credit Banks and Fannie Mae.

U.S. Government Securities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities;
and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds. Certain debt issued by Resolution Funding Corporation has both its principal and interest backed by the full faith and credit of the U.S. Treasury in that its principal is defeased by U.S. Treasury zero coupon issues, while the U.S.
Treasury is explicitly required to advance funds sufficient to pay interest on it, if needed.

Some Portfolios invest in U.S. Treasury Obligations and certain U.S. Government
Securities the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit
Banks, Tennessee Valley Authority and Student Loan Marketing Association.

U.S. government securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S.
government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

ASSET-BACKED SECURITIES. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are

                                        3

generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.
The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

BANK OBLIGATIONS. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations
(whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of
U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

INVESTMENT COMPANIES. A Portfolio may invest in securities of other investment companies subject to statutory limitations prescribed by the 1940 Act.
Currently, these limitations include a prohibition on any Portfolio acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Portfolio's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and restrictions substantially similar to those of the acquiring Portfolio and will be subject to substantially the same risks.
Although the Portfolios do not expect to do so in the foreseeable future, each
Portfolio is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Portfolio.

                                        4

CORPORATES. Corporate bonds ("Corporates") are fixed income securities issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolios will buy Corporates subject to any quality constraints set forth under Rule 2a-7 of the 1940 Act.

CUSTODIAL RECEIPTS. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S.
government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS. The Tax-Exempt Portfolio may
invest more than 25% of its total assets in industrial development and pollution control bonds (two kinds of tax-exempt municipal bonds) whether or not the users of the facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there may be additional risk to the
Portfolio in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.

LEASE OBLIGATIONS. Included within the revenue bonds category in which certain
Portfolios may invest are participations in lease obligations or installment purchase contracts (collectively called "lease obligations") of municipalities.
State and local governments issue lease obligations to acquire equipment and facilities.

Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing
"non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

FLOATING AND VARIABLE RATE OBLIGATIONS. The Portfolios may purchase floating and variable rate obligations, including floating and variable rate municipal obligations. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels.
Subject to the conditions for using amortized cost valuation under the 1940 Act, a Portfolio may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S.
Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Portfolio to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the
United States. A Portfolio may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

                                        5

ADJUSTABLE RATE GOVERNMENT SECURITIES. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

PROMISSORY NOTES. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry.
Certain Portfolios may invest up to 10% of its net assets in illiquid securities, including unsecured bank promissory notes.

FUNDING AGREEMENTS. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited;
thus, such investments purchased by the Portfolios may be treated as illiquid.
Certain Portfolios may invest up to 10% in illiquid securities, including funding agreements.

REPURCHASE AGREEMENTS. The Portfolios may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Portfolios in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Portfolio. These agreements, which may be viewed as a type of secured lending by the Portfolios, typically involve the acquisition by the Portfolios of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that a Portfolio will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such a decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Portfolio will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Portfolio to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Portfolios follow procedures approved by the
Trustees designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions, whose financial condition will be continually monitored by the Sub-Adviser. In addition, as described above, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium, which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral.
However, the exercising of the Portfolio's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Portfolio could suffer a loss. In addition, certain
Portfolios may invest in repurchase agreements backed by non-governmental collateral. Such repurchase agreements may be subject to the automatic stay provision of the Bankruptcy Code, and may result in the inability of a Portfolio to immediately liquidate the collateral in the event of default or bankruptcy by the seller. It is the current policy of the Portfolios not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by a Portfolio, amounts to more than 10% of its net assets. A Portfolio's investments in repurchase agreements may at times be substantial as set forth in the Prospectus.

REVERSE REPURCHASE AGREEMENTS. The Portfolios may also use reverse repurchase agreements. Reverse repurchase agreements involve sales by the Portfolios of portfolio assets concurrently with an agreement by the Portfolio to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Portfolio can recover all or most of the cash invested in the portfolio securities

                                        6

involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities.
Such transactions are only advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Portfolio intends to use the reverse repurchase technique only when it will be to its advantage to do so. The Portfolio will establish a segregated account with its Custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by a Portfolio and for purposes other than meeting redemptions may not exceed 5% of a Portfolio's total assets.

PRIVATE PLACEMENTS. The Portfolios may invest in commercial paper issued in reliance on the so-called "private placement" exemption afforded by Section 4(2)
of the Securities Act of 1933 ("Securities Act") and which may be sold to other institutional investors pursuant to Rule 144A under the Securities Act. Rule
144A permits the Portfolios to sell restricted securities to qualified institutional buyers without limitation. The Sub-Adviser, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by the Portfolios. If a restricted security is determined to be "liquid," the security will not be included within the category
"illiquid securities."

PUT OPTIONS. Certain Portfolios may purchase securities together with the right to resell them to the seller at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is commonly known as a "put," and the aggregate price which the Portfolio pays for securities with puts may be higher than the price which otherwise would be paid for the securities. The primary purpose of this practice is to permit the
Portfolio to be fully invested in securities, the interest on which is exempt from Federal income tax, while preserving the necessary flexibility and liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The Fund's policy is, generally, to exercise the puts on their expiration date, when the exercise price is higher than the current market price for the related securities. Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Portfolio shares and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to their expiration date in the event the Sub-Adviser revises their evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the Sub-Adviser considers, among other things, the amount of cash available to the Portfolio, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the
Portfolio.

The Fund values securities which are subject to puts at their amortized cost and values the put, apart from the security, at zero. Thus, the cost of the put will be carried on the Portfolio's books as an unrealized loss from the date of acquisition and will be reflected in realized gain or loss when the put is exercised or expires. Since the value of the put is dependent on the ability of the put writer to meet its obligation to repurchase, the Fund's policy is to enter into put transactions only with municipal securities dealers who are approved by the Fund's Trustees. Each dealer will be approved on its own merits and it is the Fund's general policy to enter into put transactions only with those dealers which are determined to present minimal credit risks. In connection with such determination, the Board of Trustees will review, among other things, the ratings, if available, of equity and debt securities of such municipal securities dealers, their reputations in the municipal securities markets, the net worth of such dealers and their efficiency in consummating transactions. Bank dealers normally will be members of the Federal Reserve
System, and other dealers will be members of the NASD or members of a national securities exchange. The Trustees have directed the Adviser and the Sub-Adviser not to enter into put transactions with, and to exercise outstanding puts of, any municipal securities dealer which, in the judgment of the Adviser or
Sub-Adviser, ceases at any time to present a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, the Fund is unable to predict whether all or any portion of any loss sustained could be subsequently recovered from such dealer.

                                        7

In Revenue Ruling 82-144, the Internal Revenue Service stated that, under certain circumstances, a purchaser of tax-exempt obligations which are subject to puts will be considered the owner of the obligations for Federal income tax purposes.

TENDER OPTION BONDS. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a
Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

VARIABLE RATE MASTER DEMAND NOTES. These are obligations that permit a Portfolio to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

WHEN-ISSUED SECURITIES. Certain fixed income securities are purchased on a
"when-issued" basis. This means that the securities are purchased at a certain price, but may not be delivered for up to 90 days. No payment or delivery is made until a Portfolio receives payment or delivery from the other party to the transaction. Although the Portfolio receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. The Portfolio will maintain with the custodian a segregated account consisting of cash or liquid securities in an amount at least equal to these commitments.

YANKEE AND EUROBOND OBLIGATIONS. Certain Portfolios may invest in Eurobond and
Yankee obligations provided that such obligations are U.S. dollar-denominated.
Eurobonds may be issued by government and corporate issuers in Europe. Yankee bank obligations are U.S. dollar-denominated obligations issued in the U.S.
capital markets by foreign banks.

Eurobond and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk and market risk. However, Eurobond (and to a limited extent, Yankee) obligations also are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across its borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers. The Sub-Adviser, on behalf of a Portfolio, will perform the same credit analysis on Eurobond and
Yankee obligations that it purchases as it does on domestic issues, and will seek to invest in obligations of issuers that have at least the same financial strength as the domestic issuers whose securities it purchases.

ZERO COUPONS. Zero coupon bonds are fixed income securities that do not make regular interest payments. Instead, zero coupon obligations are sold at substantial discounts from their face value. The difference between a zero coupon obligation's issue or purchase price and its face value represents the

                                        8

imputed interest an investor will earn if the obligation is held until maturity.
For tax purposes, a portion of this imputed interest is deemed as income received by zero coupon bondholders each year. The Fund, which expects to qualify as a regulated investment company, intends to pass along such interest as a component of the Portfolios' distributions of net investment income.

Zero Coupons may offer investors the opportunity to earn higher yields than those available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon obligation prices may also exhibit greater price volatility than ordinary fixed income securities because of the manner in which their principal and interest are returned to the investor. Zero
Coupon Treasury Bonds are sold under a variety of different names, such as:
Certificate of Accrual on Treasury Securities ("CATS"), Treasury Receipts
("TRS"), Separate Trading of Registered Interest and Principal of Securities
("STRIPS") and Treasury Investment Growth Receipts ("TIGERS").

LEVERAGING. Each Portfolio may borrow money from a bank in an amount up to
331/3% of its respective total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities then outstanding). Each
Portfolio will maintain asset coverage in accordance with the 1940 Act.
Leveraging portfolio assets has speculative characteristics. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to maintain asset coverage.
Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Portfolio's portfolio securities.

                      INVESTMENT OBJECTIVES AND LIMITATIONS

FUNDAMENTAL OBJECTIVES/LIMITATIONS. Each Portfolio's investment objective has been adopted as fundamental and the Portfolios are subject to the following restrictions which are also fundamental policies and may not be changed without the approval of the lesser of (1) at least 67% of the voting securities of the respective Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the respective Portfolio.

As a matter of fundamental policy, each Portfolio will not change its investment objective and will not:

       (1) invest in physical commodities or contracts on physical commodities;

       (2) purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

       (3) make loans except: (i) by purchasing debt securities in accordance with its investment objectives and policies, or entering into repurchase agreements, (ii) by lending its portfolio securities, and (iii) by lending
Portfolio assets to other Portfolios of the Fund, so long as such loans are not inconsistent with the 1940 Act, or the rules and regulations, or interpretations or orders of the SEC thereunder;

       (4) with respect to 75% of its assets, purchase a security if, as a result, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any issuer.

       (5) purchase any securities other than obligations of U.S. regulated banks or of the U.S. government, or its agencies or instrumentalities, and, with respect to the Tax-Exempt Portfolio, industrial development bonds, if immediately after such purchase, 25% or more of the value of the Portfolio's total assets would be invested in the securities of issuers in the same industry; there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and, with respect to the Tax-Exempt Portfolio, to industrial development bonds where the users of the facilities financed by such bonds are in the same industry.

       (6) with respect to 75% of its assets, purchase securities of any issuer if, as a result, more than 5% of the Portfolio's total assets, taken at market value at the time of such investment, would be invested in the securities of such issuer except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

                                        9

       (7) borrow money, except (i) each Portfolio may borrow money from a bank in an amount up to 5% of its total assets; (ii) as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests which might otherwise require the untimely disposition of securities, and (iii) in connection with reverse repurchase agreements, provided that (i), (ii) and (iii)
in combination do not exceed 331/3% of the Portfolio's total assets (including the amount borrowed) less liabilities (exclusive of borrowings);

       (8) issue senior securities as defined in the 1940 Act except insofar as the Fund may be deemed to have issued a senior security by reason of (a)
entering into any repurchase agreements or reverse repurchase agreements, (b)
purchasing any securities on a when-issued or delayed delivery basis; (c)
borrowing money as set forth above; or (d) lending portfolio securities.

       (9) underwrite the securities of other issuers (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities
Act of 1933 in connection with the disposition of restricted securities)

In addition, as a non-fundamental policy, each Portfolio may not invest its assets in securities of any investment company, except as permitted by the 1940
Act or the rules, regulations, interpretations or orders of the SEC and its staff thereunder. Each Portfolio may invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objectives, policies and restrictions as the Portfolio.

Unless otherwise indicated, if a percentage limitation on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of a Portfolio's assets will not be considered a violation of the restriction, and the sale of securities will not be required unless otherwise noted or required by law (such as limitations relating to borrowing or investments in illiquid securities).

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund's Board of Trustees and Morgan Stanley Investment Management Inc. (the
"Adviser") have adopted policies and procedures regarding disclosure of portfolio holdings (the "Policy"). Pursuant to the Policy, the Adviser may
disclose information concerning Fund portfolio holdings only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the Fund's and the Adviser's fiduciary duties to the Fund shareholders. The
Adviser may not receive compensation or any other consideration in connection with the disclosure of information about the portfolio securities of the Fund.
Consideration includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or by any affiliated person of the Adviser. Material non-public information concerning portfolio holdings may be divulged to third parties only when the Fund has a legitimate business purpose for doing so and the recipients of the information are subject to a duty of confidentiality which has been memorialized in an approved non-disclosure agreement. Under no circumstances shall current or prospective
Fund shareholders receive non-public portfolio holdings information, except as described below.

The Fund makes its portfolio holdings available on the password-protected part of its website every 15 days with a 15 calendar day lag. In addition, prospective investors may receive portfolio holdings information if they enter into an agreement or undertaking to keep the information confidential.

[All other portfolio holdings information that has not been disseminated in a manner making it available to investors generally as described above, is non-public information for purposes of the Policy.]

The Fund may make selective disclosure of non-public portfolio holdings under certain exemptions. Third parties eligible for exemptions include, but are not limited to, information exchange subscribers, consultants, fund analysts, portfolio analytics services, third-party service providers and mutual fund rating agencies, provided that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the material nonpublic information. Non-public portfolio holdings information may not be disclosed to a third party unless and until the arrangement has been reviewed and approved pursuant to the requirements set forth in the Policy.
Subject to the terms and

                                       10

conditions of any agreement between the Adviser or the Fund and the third party recipient, if these conditions for disclosure are satisfied, there shall be no restriction on the frequency with which Fund non-public portfolio holdings information is released, and no lag period shall apply.

[The Adviser may provide interest lists [description to come] to broker-dealers who execute securities transactions for the Fund without entering into a non-disclosure agreement with the broker-dealers, provided that the interest list satisfies all of the following criteria: (1) the interest list must contain only the cusip numbers and/or ticker symbols of securities held in all registered management investment companies advised by the Adviser or any affiliate of the Adviser (the "MSIM Funds") on an aggregate, rather than a fund-by-fund basis; (2) the interest list must not contain information about the number or value of shares owned by a specified MSIM Fund; (3) the interest list may identify the investment strategy, but not the particular MSIM Funds, to which the list relates; and (4) the interest list may not identify the portfolio manager or team members responsible for managing the MSIM Funds.]

Fund shareholders may elect in some circumstances to redeem their shares of the
Fund in exchange for their pro rata share of the securities held by the Fund.
Under such circumstances, Fund shareholders may receive a complete listing of the holdings of the Fund up to seven (7) calendar days prior to making the redemption request provided that they represent orally or in writing that they agree to maintain the confidentiality of the portfolio holdings information.

In addition, persons who owe a duty of trust or confidence to the Adviser or the
Fund (such as legal counsel) may receive non-public portfolio holdings information without entering into a non-disclosure agreement. Further, certain entities such as municipalities, which may not be authorized to enter into a non-disclosure agreement, may enter into an undertaking to keep any nonpublic holdings information confidential.

The Adviser and/or the Fund have entered into ongoing arrangements to make available public and/or non-public information about the Fund's portfolio securities. In no instance may the Adviser or the Fund receive any compensation or consideration in exchange for the portfolio holdings. Provided that the recipient of the information falls into one or more of the categories listed below, and the recipient has entered into a non-disclosure agreement with the
Fund, the recipient may receive portfolio holdings information pursuant to such agreement without obtaining pre-approval from either the Portfolio Holdings
Review Committee (the "PHRC") or the Fund's Board of Trustees. In all such instances, however, the PHRC will be responsible for reporting to the Fund's
Board of Trustees, or designated Committee thereof, material information concerning the ongoing arrangements at each Board's next regularly scheduled
Board meeting. Categories or parties eligible to receive information pursuant to such ongoing arrangements include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers, service providers and asset allocators.

The Adviser and/or the Fund currently have entered into ongoing arrangements with the following parties: [To come.]

All selective disclosures of non-public portfolio holdings information made to third parties pursuant to the exemptions set forth in the Policy must be pre-approved by both the PHRC and the Fund's Board of Trustees (or designated
Committee thereof), except for disclosures made to third parties pursuant to ongoing arrangements (described above) and disclosures made to third parties pursuant to Special Meetings of the PHRC. The Adviser shall report quarterly to the Board of Trustees (or a designated Committee thereof) information concerning all parties receiving non-public portfolio holdings information pursuant to an exemption. [Procedures to monitor the use of such non-public portfolio holdings information include requiring annual certifications that the recipients have utilized such information only pursuant to the terms of the agreement between the recipient and the Adviser and, for those recipients receiving information electronically, acceptance of the information will constitute reaffirmation that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the material nonpublic information.]

The PHRC is responsible for creating and implementing the Policy and, in this regard, has expressly adopted it. The following are some of the functions and responsibilities of the PHRC:

                                       11

       (a) The PHRC, which will consist of executive officers of the Fund and the Adviser, is responsible for establishing portfolio holdings disclosure policies and guidelines and determining how portfolio holdings information will be disclosed on an ongoing basis.

       (b) The PHRC will periodically review and have the authority to amend as necessary the Fund's portfolio holdings disclosure policies and guidelines (as expressed by the Policy).

       (c) The PHRC will meet at least quarterly to (among other matters): (1)
address any outstanding issues relating to the Policy; (2) review non-disclosure agreements that have been executed with third parties and determine whether the third parties will receive portfolio holdings information; and (3) generally review the procedures that the Adviser employs to ensure that disclosure of information about portfolio securities is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of
Fund shareholders, on the one hand, and those of the Adviser; the Distributor;
or any affiliated person of the Fund, the Adviser, or the Distributor, on the other.

       (d) Any member of the PHRC may call a Special Meeting of the PHRC to consider whether a third party may receive non-public portfolio holdings information pursuant to a validly executed non-disclosure agreement. At least three members of the PHRC, or their designees, and one member of the Funds Audit
Committee, or his or her designee, shall be present at the Special Meeting in order to constitute a quorum. At any Special Meeting at which a quorum is present, the decision of a majority of the PHRC members present and voting shall be determinative as to any matter submitted to a vote; provided, however, that the Audit Committee member, or his or her designee, must concur in the determination in order for it to become effective.

       (e) The PHRC, or its designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the PHRC, or its designee(s) for a period of at least six years. The PHRC, or its designee(s), will report their decisions to the Board of Trustees at each
Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made by the PHRC during the most recently ended calendar quarter immediately preceding the Board meeting.

                               PURCHASE OF SHARES

The name of the Portfolio requested should be designated on the Account
Registration Form. Each Portfolio reserves the right in its sole discretion (i)
to suspend the offering of its shares, (ii) to reject purchase orders, and (iii)
to reduce or waive the minimum for initial and subsequent investments. The officers of the Fund may from time to time waive the minimum initial and subsequent investment requirements in connection with investments in the Fund by certain investors, including but not limited to (a) employees of the Adviser or
Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") and their affiliates, and (b) other investors with whom the Adviser or Sub-Adviser wish to develop a relationship or whose investments are expected, over a reasonable period of time, to exceed the minimum initial investment requirement.

The Portfolios declare dividends daily and, therefore, at the time of a purchase, must have funds immediately available for investment. As a result, you must pay for shares of each Portfolio with Federal Funds (monies credited to the
Portfolio's custodian by a Federal Reserve Bank).

Investors purchasing and redeeming shares of the Portfolio through a financial intermediary may be charged a transaction-based fee or other fee for the financial intermediary's services. Each financial intermediary is responsible for sending you a schedule of fees and information regarding any additional or different conditions regarding purchases and redemptions. Customers of financial intermediaries should read this SAI in light of the terms governing accounts with their organization. The Fund does not pay compensation to or receive compensation from financial intermediaries for the sale of Institutional Class
Shares but does pay compensation in connection with other share classes.

Neither Morgan Stanley & Co. Incorporated, as distributor (the "Distributor")
nor the Fund will be responsible for any loss, liability, cost, or expense for acting upon facsimile instructions or upon telephone instructions that they reasonably believe to be genuine. In order to confirm that telephone instructions in connection with redemptions are genuine, the Fund and
Distributor will provide written confirmation of transactions initiated by telephone.

                                       12

                              REDEMPTION OF SHARES

The Portfolio may suspend redemption privileges or postpone the date of payment
(i) during any period that the New York Stock Exchange ("NYSE") is closed, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and
(iii) for such other periods as the SEC may permit.

The Fund has made an election with the SEC pursuant to Rule 18f-1 under the 1940
Act to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Portfolio at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund.
If redemptions are paid in investment securities, such securities will be valued as set forth in the Fund's prospectuses under "Valuation of Shares" and a redeeming shareholder would normally incur brokerage expenses in converting these securities to cash.

No charge is made by the Portfolio for redemptions. Redemption proceeds may be more or less than the shareholder's cost depending on the market value of the securities held by the Portfolio.

                        TRANSACTIONS WITH BROKER/DEALERS

The Fund has authorized certain brokers to accept on its behalf purchase and redemption orders. Some of these brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf.
For purposes of determining the purchase price of shares, the Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, accepts the order. In other words, orders will be priced at the net asset value next computed after such orders are accepted by an authorized broker or the broker's authorized designee.

                              SHAREHOLDER SERVICES

TRANSFER OF SHARES

Shareholders may transfer shares of the Portfolios to another person by written request to the Shareholder Services Group at the address noted above. If shares are being transferred to a new account, requests for transfer must be accompanied by a completed Account Registration Form for the receiving party. If shares are being transferred to an existing account, the request should clearly identify the account and number of shares to be transferred and include the signature of all registered owners and all share certificates, if any, which are subject to the transfer. The signature on the letter of request, the share certificate or any stock power must be guaranteed in the same manner as described under "Redemption of Shares." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

                               VALUATION OF SHARES

For the purpose of calculating each Portfolio's NAV, securities are valued by the amortized cost method of valuation, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value based on amortized cost is higher or lower than the price each Portfolio would receive if it sold the instrument.

The use of amortized cost and the maintenance of each Portfolio's per share NAV at $1.00 is based on its election to operate under the provisions of Rule 2a-7 under the 1940 Act. As conditions of operating

                                       13

under Rule 2a-7, each Portfolio must maintain a dollar-weighted average
Portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in U.S.
dollar-denominated securities which are determined by the Trustees to present minimal credit risks and which are of eligible quality as determined under the rule.

The Board has established procedures reasonably designed, taking into account current market conditions and each Portfolio's investment objective, to stabilize the net asset value per share as computed for the purposes of sales and redemptions at $1.00. These procedures include periodic review, as the
Trustees deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. In such a review, investments for which market quotations are readily available are valued at the most recent bid price or quoted yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by the Board.

In the event of a deviation of over 1/2 of 1% between a Portfolio's NAV based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, the Trustees will promptly consider what action, if any, should be taken. The Board will also take any action they deem appropriate to eliminate or to reduce to the extent reasonably practicable any material dilution or other unfair results which might arise from differences between the two. This action may include redeeming shares in kind, selling instruments prior to maturity to realize capital gains or losses or to shorten average maturity, withholding dividends, paying distributions from capital gains or losses, or utilizing a NAV not equal to $1.00 based upon available market quotations.

                             MANAGEMENT OF THE FUND

                    [TO BE FURTHER UPDATED IN FEBRUARY 2005]

OFFICERS AND TRUSTEES. The Board of the Fund consists of nine Trustees. These same individuals also serve as directors or trustees for certain of the funds advised by the Adviser and Morgan Stanley AIP GP LP (the "Institutional Funds")
and all of the funds advised by Morgan Stanley Investment Advisors Inc. (the
"Retail Funds"). Seven Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser's parent company, Morgan Stanley. These
Trustees are the "non-Interested Persons" of the Fund as defined under Section
2(a)(19) of the 1940 Act (the "Independent Trustees"). The other two Trustees
(the "Management Trustees") are affiliated with the Adviser.

INDEPENDENT TRUSTEES. The Independent Trustees of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below)
overseen by each Independent Trustee (as of December 31, 2004) and other directorships, if any, held by the Trustees, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios)
advised by the Adviser and any funds that have an investment advisor that is an affiliated person of the Adviser (including but not limited to Morgan Stanley
Investment Advisers Inc.).

                                       14

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                              FUND
                             POSITION(S)                                                      COMPLEX        OTHER
NAME, AGE AND ADDRESS OF     HELD WITH     LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY    DIRECTORSHIPS
INDEPENDENT TRUSTEE          REGISTRANT    TIME SERVED (1)   DURING PAST 5 YEARS (2)          TRUSTEE        HELD BY TRUSTEE
---------------------------- ------------- ----------------- -------------------------------- -------------- --------------------

 Michael Bozic (63)           Trustee       Since July 2003  Private Investor; Director or     208            Director of
 c/o Kramer Levin Naftalis &                                 Trustee of the Retail Funds                      Weirton Steel
 Frankel LLP                                                 (since April 1994) and the                       Corporation.
 Counsel to the                                              Institutional Funds (since
 Independent Trustees                                        July 2003); formerly Vice
 919 Third Avenue                                            Chairman of Kmart
 New York, NY                                                Corporation (December
                                                             1998-October 2000),
                                                             Chairman and Chief Executive
                                                             Officer of Levitz Furniture
                                                             Corporation (November 1995-
                                                             November 1998) and President and
                                                             Chief Executive Officer of Hills
                                                             Department Stores (May 1991-July
                                                             1995); formerly variously
                                                             Chairman, Chief Executive
                                                             Officer, President and Chief
                                                             Operating Officer (1987-1991) of
                                                             the Sears Merchandise Group of
                                                             Sears, Roebuck & Co.

 Edwin J. Garn (72)           Trustee       Since July 2003  Managing Director of Summit       208            Director of
 c/o Summit Ventures LLC                                     Ventures LLC; Director or                        Franklin Covey
 1 Utah Center                                               Trustee of the Retail Funds                      (time management
 201 S. Main Street                                          (since January 1993) and the                     systems), BMW
 Salt Lake City, UT                                          Institutional Funds (since July                  Bank of North
                                                             2003); member of the Utah                        America, Inc.
                                                             Regional Advisory Board of                       (industrial loan
                                                             Pacific Corp.; formerly United                   corporation),
                                                             States Senator (R- Utah)                         United Space
                                                             (1974-1992) and Chairman,                        Alliance (joint
                                                             Senate Banking Committee                         venture between
                                                             (1980-1986), Mayor of Salt                       Lockheed Martin
                                                             Lake City, Utah (1971-1974),                     and the Boeing
                                                             Astronaut, Space Shuttle                         Company) and
                                                             Discovery (April 12-19, 1985),                   Nuskin Asia Pacific
                                                             and Vice Chairman,                               (multilevel
                                                             Huntsman Corporation                             marketing);
                                                             (chemical company).                              member of the
                                                                                                              board of various
                                                                                                              civic and charitable
                                                                                                              organizations.

----------
(1)   This is the earliest date the Trustee began serving the Institutional
      Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

(2)   The dates referenced below indicating commencement of service as
      Director/Trustee for the Retail and Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail and
      Institutional Funds, as applicable.

                                       15

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                              FUND
                             POSITION(S)                                                      COMPLEX        OTHER
NAME, AGE AND ADDRESS OF     HELD WITH     LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY    DIRECTORSHIPS
INDEPENDENT TRUSTEE          REGISTRANT    TIME SERVED (1)   DURING PAST 5 YEARS (2)          TRUSTEE        HELD BY TRUSTEE
---------------------------- ------------- ----------------- -------------------------------- -------------- --------------------

 Wayne E. Hedien (70)         Trustee       Since July 2003  Retired; Director or Trustee      208            Director of The
 c/o Kramer Levin Naftalis &                                 of the Retail Funds (since                       PMI Group Inc.
 Frankel LLP                                                 September 1997) and the                          (private mortgage
 Counsel to the                                              Institutional Funds (since July                  insurance); Trustee
 Independent Trustees                                        2003); formerly associated                       and Vice Chairman
 919 Third Avenue                                            with the Allstate Companies                      of The Field
 New York, NY                                                (1966-1994), most recently as                    Museum of
                                                             Chairman of The Allstate Natural
                                                             History; Corporation (March
                                                             director of various
                                                             1993-December 1994) and other
                                                             business and Chairman and Chief
                                                             charitable Executive Officer of
                                                             its organizations. wholly-owned
                                                             subsidiary, Allstate Insurance
                                                             Company (July 1989-December 1994).

 Dr. Manuel H. Johnson (55)   Trustee       Since July 2003  Chairman of the Audit             208
 c/o Johnson Smick                                           Committee and Director or
 International, Inc.                                         Trustee of the Retail Funds
 2099 Pennsylvania Avenue                                    (since July 1991) and the
 N.W.                                                        Institutional Funds (since
 Suite 950                                                   July 2003); Senior Partner,
 Washington, D.C.                                            Johnson Smick International,
                                                             Inc., a consulting firm; Co-
                                                             Chairman and a founder of
                                                             the Group of Seven Council
                                                             (G7C), an international
                                                             economic commission;
                                                             formerly Vice Chairman of
                                                             the Board of Governors of
                                                             the Federal Reserve System
                                                             and Assistant Secretary of the
                                                             U.S. Treasury.

 Joseph J. Kearns (62)        Trustee       Since August     Deputy Chairman of the            209            Director of Electro
 PMB754                                     1994             Audit Committee and                              Rent Corporation
 23852 Pacific Coast Highway                                 Director or Trustee of the                       (equipment
 Malibu, CA                                                  Retail Funds (since July 2003)                   leasing), The Ford
                                                             and the Institutional Funds                      Family
                                                             (since August 1994);                             Foundation, and
                                                             previously Chairman of the                       the UCLA
                                                             Audit Committee of the                           Foundation.
                                                             Institutional Funds
                                                             ( October 2001-July 2003);
                                                             President, Kearns &
                                                             Associates LLC (investment
                                                             consulting); formerly CFO of
                                                             the J. Paul Getty Trust.

----------
(1)   This is the earliest date the Trustee began serving the Institutional
      Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

(2)   The dates referenced below indicating commencement of service as
      Director/Trustee for the Retail and Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail and
      Institutional Funds, as applicable.

                                       16

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                              FUND
                             POSITION(S)                                                      COMPLEX        OTHER
NAME, AGE AND ADDRESS OF     HELD WITH     LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY    DIRECTORSHIPS
INDEPENDENT TRUSTEE          REGISTRANT    TIME SERVED (1)   DURING PAST 5 YEARS (2)          TRUSTEE        HELD BY TRUSTEE
---------------------------- ------------- ----------------- -------------------------------- -------------- --------------------

 Michael E. Nugent (68)      Trustee       Since July 2001   Chairman of the Insurance        208            Director of various
 c/o Triumph Capital, L.P.                                   Committee and Director or                       business
 445 Park Avenue                                             Trustee of the Retail Funds                     organizations.
 New York, NY                                                (since July 1991) and the
                                                             Institutional Funds
                                                             (since July 2001);
                                                             General Partner of
                                                             Triumph Capital,
                                                             L.P., a private
                                                             investment
                                                             partnership;
                                                             formerly Vice
                                                             President, Bankers
                                                             Trust Company and
                                                             BT Capital
                                                             Corporation
                                                             (1984-1988).

 Fergus Reid (72)            Trustee       Since June 1992   Chairman of the Governance       209            Trustee and
 c/o Lumelite Plastics                                       Committee and Director or                       Director of certain
 Corporation                                                 Trustee of the Retail Funds                     investment
 85 Charles Colman Blvd.                                     (since July 2003) and the                       companies in the
 Pawling, NY                                                 Institutional Funds (since                      JPMorgan Funds
                                                             June 1992); Chairman of                         complex managed
                                                             Lumelite Plastics Corporation.                  by JPMorgan
                                                                                                             Investment
                                                                                                             Management Inc.

----------
(1)   This is the earliest date the Trustee began serving the Institutional
      Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

(2)   The dates referenced below indicating commencement of service as
      Director/Trustee for the Retail and Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail and
      Institutional Funds, as applicable.

                    [This space intentionally left blank].

                                       17

MANAGEMENT TRUSTEES. The Trustees who are affiliated with the Adviser or affiliates of the Adviser (as set forth below) and executive officers of the
Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund
Complex overseen by each Management Trustee (as of December 31, 2004) and the other directorships, if any, held by the Trustee, are shown below.

                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS IN
                                                                                                 FUND           OTHER
                                                                                                 COMPLEX        DIRECTORSHIPS
                                POSITION(S)                                                      OVERSEEN BY    HELD BY
NAME, AGE AND ADDRESS OF        HELD WITH     LENGTH OF         PRINCIPAL OCCUPATION(S)          MANAGEMENT     MANAGEMENT
MANAGEMENT TRUSTEE              REGISTRANT    TIME SERVED (3)   DURING PAST 5 YEARS (4)          TRUSTEE        TRUSTEE
------------------------------- ------------- ----------------- -------------------------------- -------------- ---------------

 Charles A. Fiumefreddo (71)    Chairman      Since July 2003   Chairman and Director or         208            None
 c/o Morgan Stanley Trust       of the                          Trustee of the Retail Funds
 Harborside Financial Center,   Board and                       (since July 1991) and the
 Plaza Two,                     Trustee                         Institutional Funds (since
 Jersey City, NJ                                                July 2003); formerly Chief
                                                                Executive Officer of the
                                                                Retail Funds (until
                                                                September 2002).

 James F. Higgins (56)          Trustee       Since July 2003   Director or Trustee of the       208            Director of
 c/o Morgan Stanley Trust                                       Retail Funds (since June                        AXA Financial,
 Harborside Financial Center,                                   2000) and the Institutional                     Inc. and The
 Plaza Two,                                                     Funds (since July 2003);                        Equitable Life
 Jersey City, NJ                                                Senior Advisor of Morgan                        Assurance
                                                                Stanley (since August 2000);                    Society of the
                                                                Director of Morgan Stanley                      United States
                                                                Distributors Inc. and Dean                      (financial
                                                                Witter Realty Inc.; previously                  services).
                                                                President and Chief
                                                                Operating Officer of the
                                                                Private Client Group of
                                                                Morgan Stanley (May
                                                                1999-August 2000), and
                                                                President and Chief
                                                                Operating Officer of
                                                                Individual Securities of
                                                                Morgan Stanley (February
                                                                1997-May 1999).

----------
(3)   This is the date the Trustee began serving the Institutional Funds. Each
      Trustee serves an indefinite term, until his or her successor is elected.

(4)   The dates referenced below indicating commencement of service as
      Director/Trustee for the Retail and Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail and
      Institutional Funds, as applicable.

                                       18

OFFICERS:

                               POSITION(S)
NAME, AGE AND ADDRESS OF       HELD WITH        LENGTH OF
EXECUTIVE OFFICER              REGISTRANT       TIME SERVED (5)   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS (6)
------------------------------ ---------------- ----------------- --------------------------------------------------

 Mitchell M. Merin (51)        President        Since July 2003   President and Chief Operating Officer of Morgan
 1221 Avenue of the Americas                                      Stanley Investment Management Inc.; President,
 New York, NY                                                     Director and Chief Executive Officer of Morgan
                                                                  Stanley Investment Advisors Inc. and Morgan
                                                                  Stanley Services Company Inc.; Chairman and
                                                                  Director of Morgan Stanley Distributors Inc.;
                                                                  Chairman and Director of Morgan Stanley Trust;
                                                                  Director of various Morgan Stanley subsidiaries;
                                                                  President of the Institutional Funds (since July
                                                                  2003) and President of the Retail Funds (since
                                                                  May 1999); Trustee (since July 2003) and
                                                                  President (since December 2002) of the Van
                                                                  Kampen Closed-End Funds; Trustee (since May
                                                                  1999) and President (since October 2002) of the
                                                                  Van Kampen Open-End Funds.

 Barry Fink (49)               Vice President   Since July 2003   General Counsel (since May 2000) and Managing
 1221 Avenue of the Americas                                      Director (since December 2000) of Morgan
 New York, NY                                                     Stanley Investment Management; Managing
                                                                  Director (since December 2000), Secretary (since
                                                                  February 1997) and Director (since July 1998) of
                                                                  Morgan Stanley Investment Advisors Inc. and
                                                                  Morgan Stanley Services Company Inc.; Assistant
                                                                  Secretary of Morgan Stanley DW Inc.; Vice
                                                                  President and General Counsel of the Retail
                                                                  Funds; Managing Director, Secretary and Director
                                                                  of Morgan Stanley Distributors Inc.; previously
                                                                  Secretary of the Retail Funds (February 1997-July
                                                                  2003); previously Vice President and Assistant
                                                                  General Counsel of Morgan Stanley Investment
                                                                  Advisors Inc. and Morgan Stanley Services
                                                                  Company Inc. (February 1997-December 2001).

----------
(5)   This is the date the Officer began serving the Institutional Funds. Each
      Officer serves an indefinite term, until his or her successor is elected.

(6)   The dates referenced below indicating commencement of service as an
      Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

                                       19

                               POSITION(S)
 NAME, AGE AND ADDRESS OF      HELD WITH         LENGTH OF
 EXECUTIVE OFFICER             REGISTRANT        TIME SERVED (5)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS (6)
------------------------------ ----------------- ------------------- ---------------------------------------------------
 Ronald E. Robison (65)        Executive Vice    Since July 2003     Principal Executive Officer - Office of the Funds
 1221 Avenue of the Americas   President and                         (since November 2003); Chief Global Operations
 New York, NY                  Principal                             Officer and Managing Director of Morgan Stanley
                               Executive                             Investment Management Inc.; Managing Director
                               Officer                               of Morgan Stanley & Co. Incorporated; Managing
                                                                     Director of Morgan Stanley; Managing Director,
                                                                     Chief Administrative Officer and Director of Morgan
                                                                     Stanley Investment Advisors Inc. and Morgan Stanley
                                                                     Services Company Inc.; Chief Executive Officer and
                                                                     Director of Morgan Stanley Trust; Managing Director
                                                                     and Director of Morgan Stanley Distributors Inc;
                                                                     Executive Vice President and Principal Executive
                                                                     Officer of the Retail Funds (since April 2003) and the
                                                                     Institutional Funds (since July 2003); previously
                                                                     President and Director of the Institutional Funds
                                                                     (March 2001-July 2003).

 Joseph J. McAlinden (61)      Vice President    Since July 2003     Managing Director and Chief Investment Officer
 1221 Avenue of the Americas                                         of Morgan Stanley Investment Advisors Inc. and
 New York, NY                                                        Morgan Stanley Investment Management Inc.;
                                                                     Director of Morgan Stanley Trust, Chief Investment
                                                                     Officer of the Van Kampen Funds; Vice President of the
                                                                     Institutional Funds (since July 2003) and the Retail
                                                                     Funds (since July 1995).

 Amy R. Doberman (42)          Vice President    Since July 2004     Managing Director and General Counsel, U.S.
 1221 Avenue of the Americas                                         Investment Management; Managing Director of
 New York, NY                                                        Morgan Stanley Investment Management Inc. and
                                                                     Morgan Stanley Investment Advisors Inc.; Vice
                                                                     President of the Institutional and Retail Funds
                                                                     (since July 2004); previously, Managing Director
                                                                     and General Counsel-Americas, USB Global Asset
                                                                     Management (July 2000-July 2004) and General Counsel,
                                                                     Aeltus Investment Management, Inc. (January 1997-July
                                                                     2000).

 Stefanie V. Chang (37)        Vice President    Since December      Executive Director of Morgan Stanley & Co.
 1221 Avenue of the Americas                     1997                Incorporated and Morgan Stanley Investment
 New York, NY                                                        Management Inc. and Morgan Stanley Investment Advisors
                                                                     Inc.; Vice President of the Institutional Funds (since
                                                                     December 1997) and the Retail Funds (since July 2003);
                                                                     formerly practiced law with the New York law firm of
                                                                     Rogers & Wells (now Clifford Chance LLP).

 James Garrett (36)            Treasurer and     Treasurer since     Executive Director of Morgan Stanley & Co.
 1221 Avenue of the Americas   Chief Financial   February 2002       Incorporated and Morgan Stanley Investment
 New York, NY 10020            Officer           and Chief           Management Inc.; Treasurer and Chief
                                                 Financial Officer   Financial Officer of the Institutional Funds;
                                                 since July 2003     previously with PriceWaterhouse LLP (now
                                                                     PricewaterhouseCoopers LLP).

 Mary E. Mullin (37)           Secretary         Since June 1999     Vice President of Morgan Stanley & Co.
 1221 Avenue of the Americas                                         Incorporated, Morgan Stanley Investment
 New York, NY                                                        Advisors Inc. and Morgan Stanley Investment Management
                                                                     Inc.; Secretary of the Institutional Funds (since June
                                                                     1999) and the Retail Funds (since July 2003); formerly
                                                                     practiced law with the New York law firms of McDermott,
                                                                     Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

                                       20

 Carsten Otto (41)                Chief        Since October   U.S. Director of Compliance for Morgan Stanley
 1221 Avenue of the Americas      Compliance   2004            Investment Management Inc. (since October
 New York, NY 10020               Officer                      2004); Executive Director of Morgan Stanley
                                                               Investment Advisors Inc. and Morgan Stanley
                                                               Investment Management Inc.; formerly Assistant
                                                               Secretary and Assistant General Counsel for the
                                                                   Retail Funds.
 Michael Leary (38)               Assistant    Since March     Assistant Director and Vice President of Fund
 JPMorgan Investor Services Co.   Treasurer    2003            Administration, JPMorgan Investors Services Co.
 73 Tremont Street                                             (formerly Chase Global Funds Services
 Boston, MA                                                    Company); formerly Audit Manager at Ernst&
                                                                     Young, LLP.

----------
(5)   This is the date the Officer began serving the Institutional Funds. Each
      Officer serves an indefinite term, until his or her successor is elected.

(6)   The dates referenced below indicating commencement of service as an
      Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

                                       21

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Fund and in the Family of Investment Companies (Family of
Investment Companies includes all of the registered investment companies advised by the Adviser, Morgan Stanley Investment Advisors Inc. and Morgan Stanley AIP
GP LP) for the calendar year ended December 31, 2004 is set forth in the table below.

                                                                          AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                                            IN ALL REGISTERED INVESTMENT COMPANIES
                                                                               OVERSEEN BY TRUSTEE IN FAMILY OF
                          DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND              INVESTMENT COMPANIES
     NAME OF TRUSTEE                (AS OF DECEMBER 31, 2004)                      (AS OF DECEMBER 31, 2004)
------------------------ ----------------------------------------------- --------------------------------------------

INDEPENDENT:
Michael Bozic                                                                           over $100,000
Edwin J. Garn                                                                           over $100,000
Wayne E. Hedien                                                                         over $100,000
Dr. Manuel H. Johnson                                                                   over $100,000
Joseph J. Kearns(1)                                                                     over $100,000
Michael E. Nugent                                                                       over $100,000
Fergus Reid(1)                                                                          over $100,000
INTERESTED:
Charles A. Fiumefreddo                                                                  over $100,000
James F. Higgins                                                                        over $100,000

----------
(1)   Includes the total amount of compensation deferred by the Trustee at his election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Retail Funds or Institutional Funds (or portfolio thereof) that are offered as investment options under the plan. As of
      December 31, 2004, Messrs. Kearns and Reid had deferred a total of $ o and
      $ o , respectively, pursuant to the deferred compensation plan.

As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment advisor or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment advisor or principal underwriter of the Fund.

As of January   , 2005, the Trustees and officers of the Fund, as a group, owned less than 1% of the outstanding common stock of each Portfolio of the Fund.

INDEPENDENT TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The
Institutional Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Institutional Funds' Boards, such individuals may reject other attractive assignments because the Institutional
Funds make substantial demands on their time. All of the Independent Trustees serve as members of the Audit Committee. In addition, three Trustees, including two Independent Trustees, serve as members of the Insurance Committee, and three
Independent Trustees serve as members of the Governance Committee.

The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements, continually reviewing fund performance, checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The
Independent Trustees are required to select and nominate individuals to fill any
Independent Trustee vacancy on the board of any fund that has a Rule 12b-1 plan of distribution.

The Board of Trustees has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange
Act of 1934, as amended. The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent registered public accounting firm; directing investigations into matters within the scope of the independent registered public accounting firm's duties, including the power to retain outside specialists; reviewing

                                       22

with the independent registered public accounting firm the audit plan and results of the auditing engagement; approving professional services provided by the independent registered public accounting firm and other accounting firms prior to the performance of the services; reviewing the independence of the independent registered public accounting firm; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full
Board. The Fund has adopted a formal, written Audit Committee Charter. The Fund
held     Audit Committee meetings during its fiscal year ended October 31, 2004.

The members of the Audit Committee of the Fund are currently Michael Bozic,
Edwin J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson, Joseph J. Kearns, Michael
E. Nugent and Fergus Reid. None of the members of the Fund's Audit Committee is an "interested person," as defined under the Investment Company Act, of any of the Funds (with such disinterested Trustees being Independent Trustees or individually, Independent Trustee). Each Independent Trustee is also
"independent" from the Fund under the listing standards of the New York Stock
Exchange, Inc. (NYSE). The current Chairman of the Audit Committee of the Fund is Dr. Manuel H. Johnson.

The Board of Trustees of the Fund also has a Governance Committee. The
Governance Committee identifies individuals qualified to serve as Independent
Trustees on the Fund's Board and on committees of the Board and recommends such qualified individuals for nomination by the Fund's Independent Trustees as candidates for election as Independent Trustees, advises the Fund's Board with respect to Board composition, procedures and committees, develops and recommends to the Fund's Board a set of corporate governance principles applicable to the
Fund, monitors and makes recommendations on corporate governance matters and policies and procedures of the Fund's Board of Trustees and any Board committees and oversees periodic evaluations of the Fund's Board and its committees. The members of the Governance Committee of the Fund are currently Michael Bozic,
Edwin J. Garn and Fergus Reid, each of whom is an Independent Trustee. The current Chairman of the Governance Committee is Fergus Reid. The Governance
Committee held one meeting during its fiscal year ended October 31, 2004.

The Fund does not have a separate nominating committee. While the Fund's
Governance Committee recommends qualified candidates for nominations as
Independent Trustees, the Board of Trustees of the Fund believes that the task of nominating prospective Independent Trustees is important enough to require the participation of all current Independent Trustees, rather than a separate committee consisting of only certain Independent Trustees. Accordingly, each current Independent Trustee (Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Dr.
Manuel H. Johnson, Joseph J. Kearns, Michael E. Nugent and Fergus Reid, for all
Funds) participates in the election and nomination of candidates for election as
Independent Trustees for the Fund for which the Independent Trustee serves.
Persons recommended by the Fund's Governance Committee as candidates for the nomination as Independent Trustees shall possess such knowledge, experience, skills, expertise and diversity so as to enhance the Board's ability to manage and direct the affairs and business of the Fund, including, when applicable, to enhance the ability of committees of the Board to fulfill their duties and/or to satisfy any independence requirements imposed by law, regulation or any listing requirements of the NYSE. While the Independent Trustees of the Fund expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Fund's Board as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Trustees as described below.

Finally, the Boards of the Institutional Funds have formed an Insurance
Committee to review and monitor the insurance coverage maintained by the Fund.
The Insurance Committee currently consists of Messrs. Nugent, Fiumefreddo and
Hedien. The Insurance Committee held six Insurance Committee meetings during the fiscal year ended October 31, 2004.

ADVANTAGES OF HAVING THE SAME INDIVIDUALS AS INDEPENDENT TRUSTEES FOR THE RETAIL
FUNDS AND INSTITUTIONAL FUNDS. The Independent Trustees and the funds'
management believe that having the same Independent Trustees for each of the
Retail Funds and Institutional Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent
Trustees for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as

                                       23

Independent Trustees of these funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally. This arrangement also precludes the possibility of separate groups of Independent
Trustees arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on the boards of the Retail Funds and
Institutional Funds enhances the ability of each fund to obtain, at modest cost to each, the services of Independent Trustees of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the
Retail Funds and Institutional Funds.

TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

SHAREHOLDER COMMUNICATIONS. Shareholders may send communications to the Fund's
Board of Trustees. Shareholders should send communications intended for the
Fund's Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either the Fund's office or directly to such Board member(s) at the address specified for each trustee previously noted. Other shareholder communications received by the Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management's discretion based on the matters contained therein.

COMPENSATION OF TRUSTEES AND OFFICERS.

Each Independent Trustee receives an annual retainer fee of $168,000 for serving the Retail Funds and Institutional Funds. In addition, each Independent Trustee receives $2,000 for attending each of the four quarterly board meetings and two performance meetings that occur each year. The Chairman of the Audit Committee receives an additional annual retainer fee of $60,000. Other Committee Chairmen and the Deputy Chairman of the Audit Committee receive an additional annual retainer fee of $30,000. The aggregate compensation paid to each Independent
Trustee is paid by the Retail Funds and Institutional Funds, and is allocated on a pro rata basis among each of the operational funds/portfolios of the Retail
Funds and Institutional Funds based on the relative net assets of each of the funds/portfolios. Mr. Fiumefreddo receives an annual fee for his service as
Chairman of the Board and for administrative services provided to each Board.

The Fund also reimburses such Trustees for travel and other out-of pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are employed by the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan
(the "Plan") which allows each Independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Retail Funds or Institutional Funds (or portfolios thereof) that are offered as investment options under the Plan. At the Trustee's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The Fund intends that the Deferred
Compensation Plan shall be maintained at all times on an unfunded basis for federal income tax purposes under the Internal Revenue Code of 1986, as amended
(the "Code"). The rights of an eligible Trustee and the beneficiaries to the amounts held under the Deferred Compensation Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.

Prior to April 1, 2004, the Fund maintained a similar unfunded Deferred
Compensation Plan (the "Prior Plan") which also allowed each Independent Trustee to defer payment of all, or a portion, of the fees he

                                       24

or she received for serving on the Board of Trustees throughout the year. The
Plan amends and supersedes the Prior Plan and all amounts payable under the
Prior Plan are now subject to the terms of the Plan (except for amounts due to be paid during the calendar year 2004 which will remain subject to the terms of the Prior Plan).

The following table shows aggregate compensation paid to the Fund's Trustees from the Fund for the fiscal year ended October 31, 2004.

                                FUND COMPENSATION

                                               AGGREGATE
                                              COMPENSATION
                                               FROM FUND
                                     (AS OF OCTOBER 31, 2004) (4)
NAME OF TRUSTEE                      -----------------------------

TRUSTEES:
Michael Bozic(1)(3) ................             $1,000
Charles A. Fiumefreddo*(2) .........              2,000
Edwin J. Garn(1)(3) ................              1,000
Wayne E. Hedien(1)(2) ..............              1,000
James F. Higgins* ..................                  0
Manuel H. Johnson(1) ...............              1,400
Joseph J. Kearns(1)(4) .............              1,200
Michael E. Nugent(1)(2) ............              1,200
Fergus Reid(1)(3) ..................              1,200

----------

(*) Messrs. Fiumefreddo and Higgins are deemed to be "interested persons" of the
  Fund as that term is defined in the 1940 Act.

(1)   Member of the Audit Committee. Dr. Johnson is the Chairman of the Audit
      Committee, and Mr. Kearns is the Deputy Chairman of the Audit Committee.

(2)   Member of the Insurance Committee. Mr. Nugent is the Chairman of the
      Insurance Committee.
(3)   Member of the Governance Committee. Mr. Reid is the Chairman of the
      Governance Committee.
(4)   Includes amounts deferred at the election of Trustees under the Prior
      Plan. The total amount of deferred compensation (including interest)
      payable or accrued by Messrs. Kearns [and Reid] are $       [and $      ],
      respectively. [update]

The following table shows aggregate compensation paid to each of the Fund's
Trustees by the Fund Complex (which includes all of the Retail and Institutional
Funds) for the calendar year ended December 31, 2004. Because the funds in the
Fund Complex have different fiscal year ends, the amounts shown in this table are presented on a calendar-year basis.

                       CASH COMPENSATION FROM FUND COMPLEX

                                     NUMBER OF PORTFOLIOS         TOTAL COMPENSATION
                                      IN THE FUND COMPLEX        FROM THE FUND COMPLEX
                                    FROM WHICH THE TRUSTEE        PAYABLE TO TRUSTEES
NAME OF TRUSTEE                      RECEIVED COMPENSATION     (AS OF DECEMBER 31, 2004)
--------------------------------   ------------------------   --------------------------

TRUSTEES:
Michael Bozic ..................   208                                     $
Charles A. Fiumefreddo .........   208                                     $
Edwin J. Garn ..................   208                                     $
Wayne E. Hedien ................   208                                     $
James F. Higgins ...............   208                                     $
Manuel H. Johnson ..............   208                                     $
Joseph J. Kearns(1) ............   209                                     $
Michael E. Nugent ..............   208                                     $
Fergus Reid ....................   209                                     $

----------

(1)   Includes amounts deferred at the election of Trustee under the Prior Plan.
      The total amount of deferred compensation (including interest) payable or accrued by Mr. Kearns is $ o .

Prior to December 31, 2003, 49 of the Retail Funds (the "Adopting Funds") had
adopted a retirement program under which an Independent Trustee who retired after serving for at least five years as an

                                       25

Independent Trustee of any such fund (an "Eligible Trustee") would have been entitled to retirement payments based on factors such as length of service, upon reaching the eligible retirement age. On December 31, 2003, the amount of accrued retirement benefits for each Eligible Trustee was frozen, and will be payable, together with a return of 8% per annum, at or following each such
Eligible Trustee's retirement as shown in the table below.

The following table illustrates the retirement benefits accrued to the Fund's
Independent Trustees by the 49 Retail Funds for the calendar year ended December
31, 2004, and the estimated retirement benefits for the Independent Trustees from the 49 Retail Funds for each calendar year following retirement. Messrs.
Kearns and Reid did not participate in the retirement program. [To be updated]

                                   RETIREMENT BENEFITS ACCRUED     ESTIMATED ANNUAL BENEFITS
NAME OF INDEPENDENT                      AS FUND EXPENSES             UPON RETIREMENT (1)
TRUSTEE                               BY ALL ADOPTING FUNDS         FROM ALL ADOPTING FUNDS
-------------------------------   -----------------------------   --------------------------

Michael Bozic .................                 $                              $
Edwin J. Garn .................                 $                              $
Wayne E. Hedien ...............                 $                              $
Dr. Manuel H. Johnson .........                 $                              $
Michael E. Nugent .............                 $                              $

----------
(1)   Total compensation accrued under the retirement plan, together with a return of 8% per annum, will be paid annually commencing upon retirement and continuing for the remainder of the Trustee's life.

                               INVESTMENT ADVISER

Morgan Stanley Investment Management Inc. (the "Adviser") is the investment adviser to the Fund pursuant to an Investment Advisory Agreement (the
"Agreement"). The Adviser is wholly owned by subsidiaries of Morgan Stanley
("Morgan Stanley"). The Adviser, located at 1221 Avenue of the Americas, New
York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers which include employee benefit plans, endowment funds, foundations and other institutional investors in the United States and abroad. As of December 31,
2004, the Adviser, together with its affiliated asset management companies, had
approximately $       billion in assets under management with approximately
$      billion in institutional assets.

Under the Investment Advisory Agreement with the Fund, the Adviser, subject to the control and supervision of the Fund's Board and in conformance with the stated investment objectives and policies of the Portfolios, manages the investment and reinvestment of the assets of the Portfolios. In this regard, it is the responsibility of the Adviser to supervise investment decisions for the
Portfolios and the placement of the Portfolios' purchase and sales orders for investment securities by the sub-adviser.

As compensation for the services rendered by the Adviser under the Agreement and the assumption by the Adviser of the expenses related thereto (other than the cost of securities purchased for each Portfolio and the taxes and brokerage commissions, if any, payable in connection with the purchase and/or sale of such securities), each Portfolio pays the Adviser monthly compensation calculated daily by applying the annual rate of 0.15% to each Portfolio's daily net assets.

The Adviser has voluntarily agreed to reduce its advisory fees and/or absorb or reimburse certain expenses to the extent necessary so that total annual operating expenses of each Institutional Class, Service Class, Investor Class,
Administrative Class, Advisory Class and Participant Class will not exceed
0.20%, 0.25%, 0.30%, 0.35%, 0.45% and 0.60%, of their average daily net assets, respectively. This fee and expense waiver may be discontinued at any time.

                                       26

For the fiscal year ended October 31, 2004, the Fund paid the following advisory fees:

                                              ADVISORY FEES PAID     ADVISORY FEES WAIVED
                                             --------------------   ---------------------
                                                     2004                    2004
PORTFOLIO                                            (000)                  (000)
------------------------------------------   --------------------   ---------------------

Money Market Portfolio ...................
Prime Portfolio ..........................
Government Portfolio* ....................
Government Securities Portfolio* .........
Treasury Portfolio* ......................
Treasury Securities Portfolio* ...........
Tax-Exempt Portfolio .....................

----------
*     Not in operation during period.

The Agreement continues for successive one year periods, only if each renewal is specifically approved by an in-person vote of the Fund's Board, including the affirmative votes of a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party at a meeting called for the purpose of considering such approval. In addition, the question of continuance of the Agreement may be presented to the shareholders of the Fund; in such event, continuance shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the Portfolio. If the holders of the Portfolio fail to approve the
Agreement, the Adviser may continue to serve as investment adviser to each
Portfolio which approved the Agreement, and to any Portfolio which did not approve the Agreement until new arrangements have been made. The Agreement is automatically terminated if assigned, and may be terminated by the Portfolio without the payment of any penalty, at any time, (1) by vote of a majority of the entire Board or (2) by vote of a majority of the outstanding voting securities of the Portfolio on sixty (60) days' written notice to the Adviser or
(3) by the Adviser without the payment of any penalty, upon 90 days' written notice to the Fund.

INVESTMENT SUB-ADVISER

Morgan Stanley Investment Advisers Inc. ("MSIA" or the "Sub-Adviser"), with principal offices at 1221 Avenue of the Americas, New York, New York 10020,
serves as the investment sub-adviser to the Portfolios pursuant to an investment sub-advisory agreement with the Adviser. As compensation for managing the day-to-day investments of the Portfolios, the Adviser pays MSIA 40% of the investment advisory fee that the Adviser receives from each Portfolio (net of applicable fee waivers).

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

The Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities are attached hereto as Appendix A.
Information on how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling (800) 869-NEWS or by visiting the Mutual Fund
Center on our web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's (the "SEC") web site at
http://www.sec.gov.

APPROVAL OF THE ADVISORY AGREEMENTS

In approving the investment advisory agreement and sub-advisory agreement, the
Board of Trustees, including the Independent Trustees, considered the nature, quality and scope of the services provided by the Adviser and the Sub-Adviser, the performance, fees and expenses of the Portfolios compared to other similar investment companies, the Adviser's and the Sub-Adviser's expenses in providing the services, the profitability of the Adviser and the Sub-Adviser and their affiliated companies and other benefits they derive from their relationship with the Fund and the extent to which economies of scale are shared with the
Portfolios. The Independent Trustees reviewed reports from third parties and management about the foregoing factors. The Independent Trustees noted their confidence in the capability and integrity of the

                                       27

senior management and staff of the Adviser and the Sub-Adviser and the financial strength of the Adviser and the Sub-Adviser and their affiliated companies. The
Independent Trustees weighed the foregoing factors in light of the advice given to them by legal counsel to the Fund as to the law applicable to the review and approval of investment advisory contracts. Based upon its review, the Board of
Trustees, including all of the Independent Trustees, determined, in the exercise of its business judgment that approval of the investment advisory agreement (and the sub-advisory agreement) was in the best interests of the Portfolios and their shareholders.

The Fund bears all of its own costs and expenses, including but not limited to:
services of its independent accountants, its administrator and dividend disbursing and transfer agent, legal counsel, taxes, insurance premiums, costs incidental to meetings of its shareholders and Trustees, the cost of filing its registration statements under federal and state securities laws, reports to shareholders, and custodian fees. These Fund expenses are, in turn, allocated to each Portfolio, based on their relative net assets. Each Portfolio, bears its own advisory fees and brokerage commissions and transfer taxes in connection with the acquisition and disposition of its investment securities.

                              PRINCIPAL UNDERWRITER

Morgan Stanley & Co. Incorporated (the "Distributor") distributes the shares of the Fund pursuant to a distribution agreement (the "Distribution Agreement").
Under the Distribution Agreement, the Distributor, as agent of the Fund, agrees to use its best efforts as sole distributor of the Fund's shares.

The Distribution Agreement continues in effect so long as such continuance is approved at least annually by the Fund's Board, including a majority of those
Trustees who are not parties to such Distribution Agreement nor interested persons of any such party. The Distribution Agreement provides that the Fund will bear the costs of the registration of its shares with the SEC and various states and the printing of its prospectuses, statements of additional information and reports to shareholders.

                       SERVICE AND DISTRIBUTION OF SHARES

ADMINISTRATION PLANS

The Fund has entered into an Administration Plan with respect to its Service
Class Shares, Investor Class Shares and Administrative Class Shares pursuant to which each class of shares will pay the Distributor a monthly or quarterly administration fee of up to 0.05%, 0.10% and 0.15% of the average daily net assets of each such class of shares, respectively, to compensate Service
Organizations (defined below) for providing, among other things, certain of the following services: (i) acting or arranging for another party to act, as recordholder and nominee of all shares of each class beneficially owned by shareholders of the Fund; (ii) establishing and maintaining individual accounts and records with respect to shares of each class owned by shareholders of the
Fund; (iii) processing and issuing confirmations concerning shareholder orders to purchase, redeem and exchange shares of each class; (iv) receiving and transmitting funds representing the purchase price or redemption proceeds of such shares of each class; (v) processing dividend payments; (vi) forwarding shareholder communications such as proxies and shareholder reports; and (vii)
receiving, tabulating and transmitting proxies. Service Organizations include institutions that (i) act directly or indirectly as nominees and recordholders of shares of each class for their respective customers who are or may become beneficial owners of such shares; (ii) provide services to other Service
Organizations intended to facilitate or improve a Service Organization's services to shareholders of the Fund with respect to the Portfolios; and/or
(iii) perform certain account administration services with respect to the shareholders pursuant to agreements between the Fund, on behalf of the respective class of each Portfolio, and such Service Organizations.

                                       28

For the fiscal year ended October 31, 2004, the Fund paid the following administration fees pursuant to the Administration Plan:

                                   INSTITUTIONAL     SERVICE     INVESTOR     ADMINISTRATIVE     ADVISORY     PARTICIPANT
PORTFOLIO                              CLASS          CLASS        CLASS           CLASS           CLASS         CLASS
-------------------------------   ---------------   ---------   ----------   ----------------   ----------   ------------

Money Market ..................   $                 $           $            $                  $            $
Prime .........................
Government ....................
Government Securities .........
Treasury ......................
Treasury Securities ...........
Tax-Exempt ....................

SERVICE AND SHAREHOLDER ADMINISTRATION PLAN

The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class Shares pursuant to which its Advisory Class
Shares will pay the Distributor a monthly or quarterly administration fee of up to 0.25% of the average daily net assets of such class of shares, to compensate
Service Organizations (described above) for providing shareholder administration services described above and for, among other things, providing the following personal and account maintenance services: (i) providing facilities to answer inquiries and respond to correspondence with shareholders of the Fund and other investors about the status of their accounts or about other aspects of the Fund or the applicable Portfolio; (ii) acting as liaison between shareholders and the
Fund, including obtaining information from the Fund and assisting the Fund in correcting errors and resolving problems; (iii) providing such statistical and other information as may be reasonably requested by the Fund or necessary for the Fund to comply with applicable federal or state law; and (iv) assisting shareholders of the Fund in completing application forms, selecting dividend and other account options and opening custody accounts with the Service
Organization.

For the fiscal year ended October 31, 2004, the Fund paid the following service and shareholder administration fees pursuant to the Service and Shareholder
Administration Plan:

                                   INSTITUTIONAL     SERVICE     INVESTOR     ADMINISTRATIVE     ADVISORY     PARTICIPANT
PORTFOLIO                              CLASS          CLASS        CLASS           CLASS           CLASS         CLASS
-------------------------------   ---------------   ---------   ----------   ----------------   ----------   ------------

Money Market ..................   $                 $           $            $                  $            $
Prime .........................
Government ....................
Government Securities .........
Treasury ......................
Treasury Securities ...........
Tax-Exempt ....................

DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

Finally, the Fund has entered into a Distribution and Shareholder Service Plan with respect to its Participant Class Shares pursuant to which its Participant
Class Shares will pay the Distributor a monthly or quarterly service fee of up to 0.40% of the average daily net assets of such class of shares, as compensation for, or to compensate service organizations for providing, as the case may be, shareholder administration services and personal and account maintenance services (as both are described above), or for any activities or expenses primarily intended to result in the sale of Participant Class Shares, including, but not limited to the following Distribution Related Services: (i)
printing and distribution of sales literature and advertising materials; and
(ii) compensation to broker/dealers who sell Participant Class Shares. The Fund, on behalf of the Participant Class Shares, has adopted this Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of shares.

Continuance of each Plan must be approved annually by a majority of the
Trustees of the Fund and the Trustees who are not "interested persons" of the
Fund within the meaning of the 1940 Act. The Plans

                                       29

require that quarterly written reports of amounts spent under each respective
Plan and the purposes of such expenditures be furnished to and review by
Trustees. The Plans may not be amended to increase materially the amount which may be spent thereunder by each class without approval by a majority of the outstanding shares of each respective class. All material amendments of the
Plans will require approval by a majority of the Trustees of the Fund and of the
Trustees who are not "interested persons" of the Fund.

For the fiscal year ended October 31, 2004, the Fund paid the following distribution and shareholder service fees pursuant to the Distribution and
Shareholder Service Plan:

                                   INSTITUTIONAL     SERVICE     INVESTOR     ADMINISTRATIVE     ADVISORY     PARTICIPANT
PORTFOLIO                              CLASS          CLASS        CLASS           CLASS           CLASS         CLASS
-------------------------------   ---------------   ---------   ----------   ----------------   ----------   ------------

Money Market ..................   $                 $           $            $                  $            $
Prime .........................
Government ....................
Government Securities .........
Treasury ......................
Treasury Securities ...........
Tax-Exempt ....................

REVENUE SHARING [TO BE CONFIRMED]

The Adviser or the Distributor may pay additional compensation, out of their own funds and not as an additional charge to the Fund, to selected affiliated or unaffiliated brokers, dealers or other financial intermediaries
("Intermediaries") in connection with the sale, distribution, retention, and/or servicing of Fund shares. For example, the Adviser or the Distributor may pay compensation to Intermediaries for the purpose of promoting the sale of Fund shares, maintaining share balances, and/or for sub-accounting, administrative or shareholder processing services. Such payments are made by the Adviser or the
Distributor and are in addition to any distribution-related or transfer agency/shareholder servicing fees that may be payable by the Fund or by the
Distributor as a 12b-1 fee. The payments made by the Adviser or the Distributor may be based on gross sales, current assets, number of accounts, or other measures as determined by the Adviser or the Distributor. The amount of these payments is determined from time to time by the Adviser or the Distributor, may be substantial, and may be different for different Intermediaries.

With respect to certain affiliated entities of the Adviser or the Distributor
("Affiliated Entities") and Intermediaries, these payments currently include the following amounts paid by either the Adviser or the Distributor from its own funds:

    (1)   For sales of shares of the Fund, a range in an amount equal to 0.03%
          to 0.10% of the assets in the accounts.

The prospect of receiving, or the receipt of additional compensation as described above by Affiliated Entities or other Intermediaries out of the
Investment Manager's or Distributor's own funds, may provide Affiliated Entities and such Intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sales of shares of mutual funds (or non-mutual fund investments) with respect to which the Affiliated Entity or the
Intermediary does not receive additional compensation, or lower levels of additional compensation. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that a Fund receives to invest on behalf of an investor. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

                               FUND ADMINISTRATION

The Adviser also provides administrative services to the Fund pursuant to an
Administration Agreement. The services provided under the Administration
Agreement are subject to the supervision of the officers and the Board of
Trustees of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of records, preparation of reports, supervision of the Fund's

                                       30

arrangements with its custodian, and assistance in the preparation of the Fund's registration statement under federal laws. The Administration Agreement also provides that the Adviser, through its agents, will provide dividend disbursing and transfer agent services to the Fund. For its services under the
Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.05% of the average daily net assets of each Portfolio. The
Adviser may compensate other service providers for performing shareholder servicing and administrative services.

SUB-ADMINISTRATOR. Under an agreement between the Adviser and J.P. Morgan
Investor Services Co. ("J.P. Morgan"), J.P. Morgan, a corporate affiliate of
J.P. Morgan Chase Bank, provides certain administrative services to the Fund.
The Adviser supervises and monitors the administrative services provided by J.P.
Morgan. Their services are also subject to the supervision of the officers and
Board of Trustees of the Fund.

                             OTHER SERVICE PROVIDERS

CUSTODIAN. J.P. Morgan Chase & Co., located at 3 Chase MetroTech Center,
Brooklyn, NY 11245, serves as Custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

TRANSFER AND DIVIDEND DISBURSING AGENT. J.P. Morgan, 73 Tremont Street, Boston,
MA 02108-3913, serves as the Funds' Transfer Agent and Dividend Disbursing
Agent.

INDEPENDENT AUDITORS. Ernst & Young LLP serves as independent auditor for the
Fund and audits the annual financial statements of the Portfolios of the Fund.

FUND COUNSEL. Clifford Chance US LLP, located at 31 West 52nd Street, New York,
NY 10019, acts as the Fund's legal counsel.

                             BROKERAGE TRANSACTIONS

PORTFOLIO TRANSACTIONS

The investment advisory agreement authorizes the Adviser and/or the Sub-Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolios and directs the Adviser and/or the
Sub-Adviser to use its best efforts to obtain the best execution with respect to all transactions for each Portfolio and any other portfolios the Fund may establish. In so doing, the Adviser and/or the Sub-Adviser will consider all matters it deems relevant, including the following: the Adviser's and/or
Sub-Adviser's knowledge of negotiated commission rates and spreads currently available; the nature of the security or instrument being traded; the size and type of the transaction; the nature and character of the markets for the security or instrument to be purchased or sold; the desired timing of the transaction; the activity existing and expected in the market for the particular security or instrument; confidentiality; the execution, clearance, and settlement capabilities of the broker or dealer selected and other brokers or dealers considered; the reputation and perceived soundness of the broker or dealer selected and other brokers or dealers considered; the Adviser's and/or
Sub-Adviser's knowledge of any actual or apparent operational problems of a broker or dealer; and the reasonableness of the commission or its equivalent for the specific transaction.

In seeking to implement the Fund's policies, the Adviser and/or the Sub-Adviser effects transactions with those brokers and dealers who the Adviser and/or the
Sub-Adviser believe provide the most favorable prices and are capable of providing efficient executions. If the Adviser and/or the Sub-Adviser believe the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Portfolios and any other portfolios the Fund may establish or the Adviser and/or the Sub-Adviser.
The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment;
wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Adviser from brokers and dealers may be of benefit to them and any of their asset management affiliates in the management of accounts of some of their other clients and may not in all cases benefit the Fund directly.

                                       31

The Adviser and/or Sub-Adviser is prohibited from directing brokerage transactions on the basis of the referral of clients or the sale of shares of advised investment companies. However, the Adviser may place Portfolio orders with qualified broker-dealers who recommend the Portfolios or who act as agents in the purchase of shares of the Portfolios for their clients.

The Adviser and certain of its affiliates currently serve as investment adviser to a number of clients, including other investment companies, and may in the future act as investment adviser to others. It is the practice of the Adviser and its affiliates to cause purchase and sale transactions to be allocated among clients whose assets they manage (including the Fund) in such manner they deem equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolios and any other portfolios the Fund may establish and other client accounts. The Adviser and its affiliates may operate one or more order placement facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.

As a direct subsidiary of Morgan Stanley, the Adviser is affiliated with certain
U.S.-registered broker-dealers and foreign broker-dealers (collectively, the
"Affiliated Brokers"). The Adviser may, in the exercise of its discretion under its investment advisory agreement, effect transactions in securities or other instruments for the Fund through the Affiliated Brokers.

                               GENERAL INFORMATION

FUND HISTORY

Morgan Stanley Institutional Liquidity Funds is an open end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated February 13, 2003.

DESCRIPTION OF SHARES AND VOTING RIGHTS

The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All classes of shares of beneficial interest of each Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. The Service Class, Investor Class, Administrative
Class, Advisory Class and Participant Class bear expenses related to compensating service organizations who provide personal and account maintenance services and administrative services to shareholders and distribution related services to the Fund, as the case may be (see, "Service and Distribution of
Shares").

The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional portfolios of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any portfolio. The Trustees have not presently authorized any such additional series of classes of shares other than as set forth in the
Prospectuses.

The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by the actions of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove the Trustees, and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

                                       32

Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of each Fund. However, each Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.
Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of a Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Funds, the risk to the Fund's shareholders of personal liability is remote.

The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the respective Fund.

DIVIDENDS AND DISTRIBUTIONS

The Fund's policy is to distribute substantially all of the Portfolios' net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains)
taxes on it and the imposition of the federal excise tax on undistributed income and capital gains. The amounts of any income dividends or capital gains distributions cannot be predicted.

Unless the shareholder elects otherwise in writing, all dividends and distributions are automatically received in additional shares of the Portfolios at net asset value (as of the business day following the record date). This will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gain distributions in cash) has been elected. An account statement is sent to shareholders whenever a dividend or distribution is paid.

The Portfolios and any other portfolios which the Fund may establish from time to time are treated as a separate entity (and hence, as a separate "regulated investment company") for federal tax purposes. Any net capital gains recognized by a Portfolio are distributed to its investors without need to offset (for federal income tax purposes) such gains against any net capital losses of another Portfolio.

SPECIAL CONSIDERATIONS FOR THE PORTFOLIO. The Portfolios declare income dividends at approximately 4:00 p.m. on each business day based on their respective estimated daily net income to shareholders of record. To the extent actual income is greater or lesser than the estimated amount, adjustments will be made to the following business day's income dividends. Shareholders of record are those shareholders who have submitted a purchase order prior to the following times for each Portfolio and who have submitted payment for their shares prior to the close of Fed wire that day: for the Money Market Portfolio,
Prime Portfolio, Government Portfolio and Treasury Portfolio -- 5.00 p.m.
Eastern Time; for the Government Securities Portfolio and Treasury Securities
Portfolio -- 3:00 p.m. Eastern Time; and for the Tax-Exempt Portfolio -- 2:00
p.m. Eastern Time. Shareholders who redeem prior to such respective times are not entitled to dividends for that day. Dividends declared for Saturdays,
Sundays and holidays are payable to shareholders of record as of such respective times on the preceding business day on which the Portfolio was open for business. These dividends accrue daily and are distributed on the last business day of each month. Net realized short-term capital gains, if any, of the
Portfolios will be distributed whenever the Trustees determine that such distributions would be in the best interest of shareholders, but at least once a year. The Portfolios do not expect to realize any long-term capital gains.
Should any such gains be realized, they will be distributed annually.

                               TAX CONSIDERATIONS

The Portfolios and any other portfolios which the Fund may establish from time to time each is or will be treated as a separate entity for federal income tax purposes and intends to qualify for the special tax

                                       33

treatment afforded regulated investment companies. As such, each Portfolio will not be subject to federal income tax to the extent it distributes net investment company taxable income and net capital gains to shareholders. The Fund will notify you annually as to the tax classification of all distributions.

The Portfolios intend to declare and pay dividends and capital gain distributions so as to avoid imposition of the federal excise tax. To do so, the
Portfolios expect to distribute an amount at least equal to (i) 98% of its calendar year ordinary income, (ii) 98% of its capital gains net income for the one-year period ending October 31st, and (iii) 100% of any undistributed ordinary and capital gain net income from the prior year.

In order for a Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income including, but not limited to, dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In addition, (i) the Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income and 90% of its investment company taxable income; and (ii) at the close of each quarter of the Portfolio's taxable year, the Portfolio must diversify its assets, including the requirement that
(a) at least 50% of its total assets must be represented by cash and cash items,
U.S. government securities, securities of other regulated investment companies and such other securities with limitations, and (b) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities of any one issuer, or of two or more issuers engaged in same or similar businesses if the Portfolio owns at least 20% of the voting power of such issuers. Pursuant to recently enacted legislation, for taxable years of a regulated investment company beginning after October 22,
2004, net income derived from an interest in a "qualified publicly traded partnership," as defined in the Internal Revenue Code, will be treated as qualifying income. In addition, the outstanding voting securities of any issuer includes the equity securities of a qualified publicly traded partnership, and no more than 25% of the value of a regulated investment company's total assets may be invested in the securities of one or more qualified publicly traded partnerships.

Each Portfolio will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes including unrealized gains at the end of the Portfolio's fiscal year on certain futures transactions.
Such distributions will be combined with distributions of capital gains realized on the Portfolio's other investments and shareholders will be advised of the nature of the payments.

The Fund is required by federal law to withhold 28% of reportable payments
(which may include dividends and capital gains distributions) paid to shareholders (as of the date of this Prospectus is 28%). In order to avoid this backup withholding requirement, you must certify on your Account Registration
Form that your Social Security Number or Taxpayer Identification Number is
correct, and that you are not subject to backup withholding.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by a Portfolio of investment income and short-term capital gains. Under recently enacted legislation, dividends paid by a Portfolio to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by the Portfolio as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. In addition, distributions of the
Fund attributable to gains from sales or exchanges of "U.S. real property interests," as defined in the Internal Revenue Code (including gains on the sale or exchange of shares in certain U.S. real property holding corporations) may be subject to U.S. withholding tax and may give rise to an obligation on the part of the foreign stockholder to file a U.S. federal income tax return. Also, such gain may be subject to a 30% branch profits tax in the hands of a foreign stockholder that is a corporation. These provisions generally would apply to distributions with respect to taxable years of a Portfolio beginning after
December 31, 2004 and before January 1, 2008.

                                       34

Although income received on direct U.S. Government obligations is taxable at the
Federal level, such income may be exempt from state tax, depending on the state, when received by a shareholder. Each Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S.
Government obligations. Shareholders should consult their tax advisers to determine whether any portion of dividends received from the Portfolio is considered tax exempt in their particular states.

Any gain or loss recognized on a sale or redemption of shares of a Portfolio by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than twelve months and short-term if for twelve months or less. Under current law, the maximum rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital would return to 20% in 2009. If shares held for six months or less are sold or redeemed for a loss, two special rules apply: First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a municipal portfolio fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares.

Gain or loss on the sale or redemption of shares of a Portfolio is measured by the difference between the amount received and the tax basis of the shares.
Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

Exchanges of shares of a Portfolio for shares of another Portfolio are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first portfolio, followed by the purchase of shares in the second portfolio.

If a shareholder realizes a loss on the redemption or exchange of a Portfolio's shares and reinvests in that Portfolio's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale"
rules, resulting in a postponement of the recognition of such loss for tax purposes. The ability to deduct capital losses may be subject to other limitations under the Internal Revenue Code.

                                       35

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of January   , 2005, the following represents persons or entities that own of record or beneficially, more than 5% of the shares of any Class of the following
Portfolio's outstanding shares:

                           PARTICIPANT CLASS [UPDATE]

      PORTFOLIO                   NAME AND ADDRESS             NUMBER OF SHARES     % OF CLASS
---------------------   -----------------------------------   ------------------   -----------

[Name of Portfolio]     [Name and Address of Shareholder]           [   ]             %
[Name of Portfolio]     [Name and Address of Shareholder]           [   ]             %
[Name of Portfolio]     [Name and Address of Shareholder]           [   ]             %

                                 ADVISORY CLASS

      PORTFOLIO                   NAME AND ADDRESS             NUMBER OF SHARES     % OF CLASS
---------------------   -----------------------------------   ------------------   -----------

[Name of Portfolio]     [Name and Address of Shareholder]           [   ]             %
[Name of Portfolio]     [Name and Address of Shareholder]           [   ]             %
[Name of Portfolio]     [Name and Address of Shareholder]           [   ]             %

                                 INVESTOR CLASS

      PORTFOLIO                   NAME AND ADDRESS             NUMBER OF SHARES     % OF CLASS
---------------------   -----------------------------------   ------------------   -----------

[Name of Portfolio]     [Name and Address of Shareholder]           [   ]             %
[Name of Portfolio]     [Name and Address of Shareholder]           [   ]             %
[Name of Portfolio]     [Name and Address of Shareholder]           [   ]             %

                               INSTITUTIONAL CLASS

      PORTFOLIO                   NAME AND ADDRESS             NUMBER OF SHARES     % OF CLASS
---------------------   -----------------------------------   ------------------   -----------

[Name of Portfolio]     [Name and Address of Shareholder]           [   ]             %

                                  SERVICE CLASS

      PORTFOLIO                   NAME AND ADDRESS             NUMBER OF SHARES     % OF CLASS
---------------------   -----------------------------------   ------------------   -----------

[Name of Portfolio]     [Name and Address of Shareholder]           [   ]             %
[Name of Portfolio]     [Name and Address of Shareholder]           [   ]             %
[Name of Portfolio]     [Name and Address of Shareholder]           [   ]             %

                              ADMINISTRATIVE CLASS

      PORTFOLIO                   NAME AND ADDRESS             NUMBER OF SHARES     % OF CLASS
---------------------   -----------------------------------   ------------------   -----------

[Name of Portfolio]     [Name and Address of Shareholder]           [   ]             %
[Name of Portfolio]     [Name and Address of Shareholder]           [   ]             %
[Name of Portfolio]     [Name and Address of Shareholder]           [   ]             %

[The persons listed above as owning 25% or more of the outstanding shares of a
Portfolio may be presumed to "control" (as that term is defined in the 1940
Act) such Portfolio. As a result, those persons would have the ability to vote a majority of the shares of the Portfolios on any matter requiring the approval of shareholders of such Portfolios.]

As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Portfolios owned by the Fund's officers and Trustees as a group was less than 1% of each Portfolio's shares of beneficial interest outstanding.

                             PERFORMANCE INFORMATION

[To be inserted]

                                       36

                              FINANCIAL STATEMENTS

The Fund's Financial Statements for the fiscal year ended October 31, 2004, including notes thereto and the reports of Ernst & Young LLP thereon, are incorporated herein by reference. A copy of the 2004 Annual Reports will accompany the delivery of this Statement of Additional Information.

                                     *****

This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the SEC. The complete Registration Statement for the Fund may be obtained from the SEC.

                                       37

                                   APPENDIX A
                      MORGAN STANLEY INVESTMENT MANAGEMENT

                       PROXY VOTING POLICY AND PROCEDURES
--------------------------------------------------------------------------------
I. POLICY STATEMENT

     INTRODUCTION. Morgan Stanley Investment Management's ("MSIM") policies and procedures for voting proxies with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary Investment
Management services and for which a MSIM entity has the authority to vote their proxies. The policies and procedures and general guidelines in this section will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following: Morgan Stanley Investment Advisors Inc., Morgan
Stanley Alternative Investment Partners, L.P., Morgan Stanley AIP GP LP, Morgan
Stanley Investment Management Inc., Morgan Stanley Investment Group Inc., Morgan
Stanley Investment Management Limited, Morgan Stanley Investment Management
Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan
Stanley Investment Management Private Limited, Morgan Stanley Investments LP,
Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP,
Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., and Van
Kampen Advisors Inc. (each a "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").

     Each MSIM Affiliate will vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor
Funds)(collectively referred to as the "MSIM Funds"), each MSIM Fund will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by its Board of
Directors or Trustees. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which we manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a statement of proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.

     PROXY RESEARCH SERVICES. To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process,
Institutional Shareholder Services ("ISS") and the Investor Responsibility
Research Center ("IRRC") have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping.
MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.

     VOTING PROXIES FOR CERTAIN NON-US COMPANIES. While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and
(vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting

                                       A-1

instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-US proxies.

II. GENERAL PROXY VOTING GUIDELINES

     To ensure consistency in voting proxies on behalf of its clients, MSIM
Affiliates will follow (subject to any exception set forth herein) these Proxy
Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may vote in a manner that is contrary to the following general guidelines, pursuant to the procedures set forth in Section IV. below, provided the vote is consistent with the Client Proxy Standard.

III. GUIDELINES

A. MANAGEMENT PROPOSALS

   1.  When voting on routine ballot items the following proposals are generally voted in support of management, subject to the review and approval of the
       Proxy Review Committee, as appropriate.

        o Selection or ratification of auditors.

        o Approval of financial statements, director and auditor reports.

        o Election of Directors.

        o Limiting Directors' liability and broadening indemnification of
          Directors.

        o Requirement that a certain percentage (up to 662/3%) of its Board's members be comprised of independent and unaffiliated Directors.

        o Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated
          Directors.

        o Recommendations to set retirement ages or require specific levels of stock ownership by Directors.

        o General updating/corrective amendments to the charter.

        o Elimination of cumulative voting.

        o Elimination of preemptive rights.

        o Provisions for confidential voting and independent tabulation of voting results.

        o Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

   2.  The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

       Capitalization changes

        o Capitalization changes that eliminate other classes of stock and voting rights.

        o Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

                                       A-2

        o Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

        o Proposals for share repurchase plans.

        o Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

        o Proposals to effect stock splits.

        o Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

       Compensation

        o Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

        o Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

        o Establishment of Employee Stock Option Plans and other employee ownership plans.

       Anti-Takeover Matters

        o Modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

        o Adoption of anti-greenmail provisions provided that the proposal: (i)
          defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

   3.  The following non-routine proposals, which potentially may have a substantive financial or best interest impact on the shareholder, are generally voted against (notwithstanding management support), subject to the review and approval of the Proxy Review Committee, as appropriate.

        o Capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.

        o Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

        o Creation of "blank check" preferred stock.

        o Changes in capitalization by 100% or more.

        o Compensation proposals that allow for discounted stock options which have not been offered to employees in general.

        o Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions.

        o Proposals to indemnify auditors.

                                       A-3

   4.  The following types of non-routine proposals, which potentially may have a potential financial or best interest impact on an issuer, are voted as determined by the Proxy Review Committee.

       Corporate Transactions

        o Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with
          MSIM Affiliates' research and analysis, based on, among other things,
          MSIM internal company-specific knowledge.

        o Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

        o Shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

        o Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

          (i)        Whether the stock option plan is incentive based;

          (ii)       For mature companies, should be no more than 5% of the
                     issued capital at the time of approval;

          (iii)      For growth companies, should be no more than 10% of the
                     issued capital at the time of approval.

       Anti-Takeover Provisions

        o Proposals requiring shareholder ratification of poison pills.

        o Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

B. SHAREHOLDER PROPOSALS

   1.  The following shareholder proposals are generally supported, subject to the review and approval of the Proxy Review Committee, as appropriate:

        o Requiring auditors to attend the annual meeting of shareholders.

        o Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated
          Directors.

        o Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.

        o Confidential voting.

        o Reduction or elimination of supermajority vote requirements.

   2.  The following shareholder proposals will be voted as determined by the
       Proxy Review Committee.

        o Proposals that limit tenure of directors.

        o Proposals to limit golden parachutes.

        o Proposals requiring directors to own large amounts of stock to be eligible for election.

        o Restoring cumulative voting in the election of directors.

                                       A-4

        o Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange
          Commission ("SEC") regulations.

        o Proposals that limit retirement benefits or executive compensation.

        o Requiring shareholder approval for bylaw or charter amendments.

        o Requiring shareholder approval for shareholder rights plan or poison pill.

        o Requiring shareholder approval of golden parachutes.

        o Elimination of certain anti-takeover related provisions.

        o Prohibit payment of greenmail.

   3.  The following shareholder proposals are generally not supported, subject to the review and approval of the Committee, as appropriate.

        o Requirements that the issuer prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

        o Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

        o Proposals that require inappropriate endorsements or corporate actions.

IV. ADMINISTRATION OF PROXY POLICIES AND PROCEDURES

A. PROXY REVIEW COMMITTEE

   1.  The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing MSIM's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them. Following are some of the functions and responsibilities of the Committee.

       (a)        The Committee, which will consist of members designated by
                  MSIM's Chief Investment Officer, is responsible for
                  establishing MSIM's proxy voting policies and guidelines and determining how MSIM will vote proxies on an ongoing basis.

       (b)        The Committee will periodically review and have the authority to amend as necessary MSIM's proxy voting policies and
                  guidelines (as expressed in these Proxy Voting Policy and
                  Procedures) and establish and direct voting positions
                  consistent with the Client Proxy Standard.

       (c)        The Committee will meet at least monthly to (among other
                  matters): (1) address any outstanding issues relating to
                  MSIM's Proxy Voting Policy and Procedures; and (2) generally review proposals at upcoming shareholder meetings of MSIM
                  portfolio companies in accordance with this Policy and
                  Procedures including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Proxy Voting
                  Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).

       (d)        The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing
                  certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM
                  portfolios to be voted differently than other shares) and/or
                  "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Procedures); (2) review and approve upcoming votes, as appropriate, for matters for which
                  specific direction has been provided in Sections I, II, and
                  III above; and (3) determine how to vote matters for which specific direction has not been provided in Sections I, II and III above. Split votes will generally not be approved
                  within a single Global Investor Group

                                       A-5

          team. The Committee may take into account ISS recommendations and the research provided by IRRC as well as any other relevant information they may request or receive.

       (e)        In addition to the procedures discussed above, if the
                  Committee determines that an issue raises a potential
                  material conflict of interest, or gives rise to the
                  appearance of a potential material conflict of interest, the
                  Committee will designate a special committee to review, and recommend a course of action with respect to, the conflict(s)
                  in question ("Special Committee"). The Special Committee may request the assistance of the Law and Compliance Departments and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment
                  professionals and outside sources to the extent it deems
                  appropriate.

       (f)        The Committee and the Special Committee, or their
                  designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the
                  Committee and the Special Committee, or their designee(s) for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered
                  investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each
                  applicable Board of Trustees/Directors of those investment companies at each Board's next regularly Scheduled Board
                  meeting. The report will contain information concerning
                  decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately
                  preceding the Board meeting.

       (g)        The Committee and Special Committee, or their designee(s), will timely communicate to applicable PMs, the Compliance
                  Departments and, as necessary to ISS, decisions of the
                  Committee and Special Committee so that, among other things,
                  ISS will vote proxies consistent with their decisions.

                                       A-6

                                   APPENDIX B

                             DESCRIPTION OF RATINGS

                                [To be inserted]

                                       B-1

                  MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
                            PART C: OTHER INFORMATION

ITEM 22. EXHIBITS

      (a)           Declaration of Trust of the Registrant, dated February 13,
                    2003, is incorporated by reference to Exhibit (a) of the
                    Initial Registration Statement on Form N-1A, filed on May 2,
                    2003.

      (b)           Amended and Restated By-Laws of the Registrant dated October
                    23, 2003, is incorporated by reference to Exhibit (b) to
                    Pre-Effective Amendment No. 1 to Registration Statement on
                    Form N-1A, filed on October 31, 2003.

      (c)           None

      (d)(1)        Investment Management Agreement between the Registrant
                    and Morgan Stanley Investment Management Inc. is
                    incorporated by reference to Exhibit (d)(1) to Pre-Effective
                    Amendment No. 1 to Registration Statement on Form N-1A,
                    filed on October 31, 2003.

      (d)(2)        Sub-Advisory Agreement between Morgan Stanley Investment
                    Management Inc. and Morgan Stanley Investment Advisors Inc.
                    is incorporated by reference to Exhibit (d)(2) to
                    Pre-Effective Amendment No. 1 to Registration Statement on
                    Form N-1A, filed on October 31, 2003.

      (e)           Distribution Agreement between the Registrant and Morgan
                    Stanley & Co. Incorporated is incorporated by reference to
                    Exhibit (e) to Pre-Effective Amendment No. 1 to Registration
                    Statement on Form N-1A, filed on October 31, 2003.

      (f)           Not applicable

      (g)           Custodian Agreement is incorporated by reference to Exhibit
                    (g) to Pre-Effective Amendment No. 1 to Registration
                    Statement on Form N-1A, filed on October 31, 2003.

      (h)(1)        Administration/Service Agreement between Registrant and
                    Morgan Stanley Investment Management Inc. is incorporated by reference to Exhibit (h)(1) to Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A, filed on October 31,
                    2003.

      (h)(2)        Sub-Administration Agreement between Morgan Stanley
                    Investment Management Inc. and JP Morgan Chase, is
                    incorporated by reference to Exhibit (h)(2) to Pre-Effective
                    Amendment No. 1 to Registration Statement on Form N-1A,
                    filed in October 31, 2003.

      (i)(1)        Opinion of Clifford Chance US LLP, to be filed by
                    further amendment.

      (i)(2)        Opinion of Dechert, to be filed by further amendment.

      (j)           Consent of Independent Registered
                    Public Accounting Firm, to be filed by further amendment.

      (k)           Not applicable

                                       1

      (l)           Investment Letter of Morgan Stanley Investment Management
                    Inc. is incorporated by reference to Exhibit (l) to
                    Pre-Effective Amendment No. 1 to Registration Statement on
                    Form N-1A, filed on October 31, 2003.

      (m)(1)        Administration Plans between the Registrant and Morgan
                    Stanley & Co. Incorporated is incorporated by reference to
                    Exhibit (m)(1) to Pre-Effective Amendment No. 1 to
                    Registration Statement on Form N-1A, filed on October 31,
                    2003.

      (m)(2)        Plan of Distribution pursuant to Rule 12b-1 between the
                    Registrant and Morgan Stanley & Co. Incorporated is
                    incorporated by reference to Exhibit (m)(2) to Pre-Effective
                    Amendment No. 1 to Registration Statement on Form N-1A,
                    filed on October 31, 2003.

      (n)           Amended Multiple Class Plan pursuant to Rule 18f-3, to be
                    filed by further amendment.

      (o)           Not applicable

      (p)(1)        Code of Ethics of Morgan
                    Stanley Investment Management, to be filed by further
                    amendment.

      (p)(2)        Code of Ethics of the Morgan Stanley Funds is
                    incorporated by reference to Exhibit (p)(2) to Pre-Effective
                    Amendment No. 1 to Registration Statement on Form N-1A,
                    filed on October 31, 2003.
      Other         Powers of Attorney, filed herein.

ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

                  None.

ITEM 24. INDEMNIFICATION

                  Pursuant to Section 5.3 of the Registrant's Declaration of
Trust and under Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the
Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The
Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

                  Pursuant to Section 5.2 of the Registrant's Declaration of
Trust and paragraph 8 of the Registrant's Investment Management Agreement,
neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

                  Insofar as indemnification for liabilities arising under the
Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the

                                       2

foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.
In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the
Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

                  The Registrant hereby undertakes that it will apply the
indemnification provision of its by-laws in a manner consistent with Release
11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

                  The Registrant, in conjunction with the Investment Manager, the Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will the Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         See "Fund Management" in the Prospectus regarding the business of the investment adviser. The following information is given regarding officers of
Morgan Stanley Investment Management Inc. ("Morgan Stanley Investment
Management"). Morgan Stanley Investment Management is a wholly-owned subsidiary of Morgan Stanley & Co.

THE PRINCIPAL ADDRESSES ARE AS FOLLOWS:

MORGAN STANLEY SERVICES COMPANY INC. ("MORGAN STANLEY SERVICES")
c/o Morgan Stanley Trust, Harborside Financial Center, Plaza Two, Jersey City, New Jersey  07311

MORGAN STANLEY DISTRIBUTORS INC. ("MORGAN STANLEY DISTRIBUTORS")
MORGAN STANLEY DW INC. ("MORGAN STANLEY DW")
MORGAN STANLEY FUNDS
MORGAN STANLEY INVESTMENT ADVISORS INC.
MORGAN STANLEY INVESTMENT MANAGEMENT
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
MORGAN STANLEY INVESTMENT GROUP INC. ("MORGAN STANLEY INVESTMENT GROUP")
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ("UNIVERSAL INSTITUTIONAL FUNDS")
1221 Avenue of the Americas, New York, New York  10020

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT LTD.
MORGAN STANLEY & CO. INTERNATIONAL LIMITED ("MORGAN STANLEY & CO. INTERNATIONAL")
25 Cabot Square, London, England

                                       3

MORGAN STANLEY INVESTMENTS LP
MORGAN STANLEY INSTITUTIONAL FUND TRUST
MORGAN STANLEY DISTRIBUTION, INC.
One Tower Bridge, West Conshohocken, PA  19428

VAN KAMPEN INVESTMENT ASSET MANAGEMENT INC. ("VAN KAMPEN")
1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL  60181

MORGAN STANLEY TRUST ("MORGAN STANLEY TRUST")
Harborside Financial Center, Plaza Two, Jersey City, New Jersey  07311

------------------------------------------------------------ ---------------------------------------------------------
     NAME AND POSITION WITH MORGAN STANLEY INVESTMENT                 OTHER SUBSTANTIAL BUSINESS, PROFESSION
                      MANAGEMENT INC.                                              OR VOCATION
------------------------------------------------------------ ---------------------------------------------------------

Mitchell M. Merin                                            President, Chief Operating Officer and Director of
                                                             Morgan Stanley Investment Advisors Inc.; Chairman and
                                                             Director of Morgan Stanley Distributors Inc.; Chairman
President, Chief Operating Officer and Director              and Director of Morgan Stanley Trust; President, Chief
                                                             Executive Officer and Director of Morgan Stanley
                                                             Services Company Inc.; President of the Morgan Stanley
                                                             Retail Funds and the Institutional Funds; Director of
                                                             various Morgan Stanley subsidiaries; Trustee, President
                                                             and Chief Executive Officer of the Van Kampen Open-End
                                                             Funds; President and Chief Executive Officer of the Van
                                                             Kampen Closed-End Funds.

Ronald E. Robison                                            Principal Executive Officer-Office of the Fund;
                                                             Managing Director, Chief Administrative Officer and
Managing Director, Chief Administrative Officer and          Director of Morgan Stanley Investment Advisors Inc. and
Director                                                     Morgan Stanley Services Company Inc.; Chief Executive
                                                             Officer and Director of Morgan Stanley Trust; Managing
                                                             Director of Morgan Stanley Distributors Inc.; Executive
                                                             Vice President and Principal Executive Officer of the
                                                             Morgan Stanley Funds; Director of Morgan Stanley SICAV.

Joseph J. McAlinden                                          Chief Investment Officer and Managing Director of
                                                             Morgan Stanley Investment Advisors Inc.; Director of
Managing Director and Chief Investment Officer               Morgan Stanley Trust.

Rajesh K. Gupta                                              Managing Director and Chief of Administrative
                                                             Officer-Investments of Morgan Stanley Investment
Managing Director and Chief Administrative Officer -         Advisors Inc.
Investments

P. Dominic Caldecott                                         Managing Director of Morgan Stanley Investment Advisors
                                                             Inc. and Morgan Stanley Investment
Managing Director                                            Management Limited;
                                                             Vice President and Investment Manager of Morgan Stanley
                                                             & Co. International.

Barry Fink                                                   Managing Director and General Counsel of Morgan Stanley
                                                             Investment Advisors Inc.; Managing Director and
General Counsel and Managing Director                        Director of Morgan Stanley Services Company Inc.;
                                                             Managing Director, Secretary, and Director of Morgan
                                                             Stanley Distributors Inc.; Vice President of the Morgan
                                                             Stanley Funds.

                                       4

------------------------------------------------------------ ---------------------------------------------------------
     NAME AND POSITION WITH MORGAN STANLEY INVESTMENT                 OTHER SUBSTANTIAL BUSINESS, PROFESSION
                      MANAGEMENT INC.                                              OR VOCATION
------------------------------------------------------------ ---------------------------------------------------------

Alexander C. Frank                                           Global Treasurer of Morgan Stanley.

Managing Director and Treasurer

                  In addition, Morgan Stanley Investment Management Inc. acts as investment adviser or subadviser to several other registered investment companies.

ITEM 26. PRINCIPAL UNDERWITERS

                  (a) Morgan Stanley & Co. Incorporated acts as the distributor for Morgan Stanley Institutional Fund Inc. and the Universal Funds, Inc.,
registered open-end management investment companies.

                  (b) The following information is given regarding directors and officers of Morgan Stanley Distributors not listed in Item 26 above. The principal address of Morgan Stanley Distributors is 1221 Avenue of the Americas,
New York, New York 10020. None of the following persons has any position or office with the Registrant.

                                 [TO BE UPDATED]

Name and Principal            Position and Offices With
Business Address*             Morgan Stanley & Co. Incorporated
----------------------------  --------------------------------------------------
Zoe Cruz                      Director
Bruce D. Fiedorek             Director and Vice Chairman
John P. Havens                Director
Donald G. Kempf, Jr.          Director
Tarek F. Abdel-Meguid         Director
Stephan F. Newhouse           Director, Co-President and Chief Operating Officer
Vikram S. Pandit              Director, Co-President and Chief Operating Officer
Joseph R. Perella             Director, Chairman and Chief Executive Officer
Thierry G. Porte              Director
Philip J. Purcell             Director
Robin Roger                   Director, General Counsel and Secretary
Alexander C. Frank            Treasurer
Robert G. Scott               Chief Financial Officer

* Morgan Stanley & Co. Incorporated 1585 Broadway New York NY 10036

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS

                  J.P. Morgan Investor Services Co., Registrant's sub-transfer agent and sub-dividend disbursing agent, P.O. Box 2798, Boston, Massachusetts,
02208-2798, maintains physical possession of each such account, book or other document of the Fund.

                  In particular, with respect to the records required by Rule
31a-1(b)(1), J.P. Morgan Investor Services Co. maintains physical possession of all journals containing itemized daily records of

                                       5

all purchases and sales of securities, including sales and redemptions of Fund securities, and also maintains physical possession of all receipts and deliveries of securities (including certificate numbers if such detail is not recorded by custodian or transfer agent), all receipts and disbursements of cash, and all other debts and credits.

                  In addition, Morgan Stanley Investment Management, Inc.,
Registrant's investment adviser and administrator, 1221 Avenue of the Americas,
New York, New York 10020, maintains possession of the Fund's corporate organizational records, in addition to certain other records required by Rule
31a-1(b).

ITEM 28. MANAGEMENT SERVICES

                  Not applicable.

ITEM 29. UNDERTAKINGS

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                       6

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 1 to Registration Statement No.
333-104972 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York on the 29th day of December, 2004.

                  Morgan Stanley Institutional Liquidity Funds

                            By: /s/ Ronald E. Robison
                                Ronald E. Robison
                           Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                         TITLE                              DATE
-----------------------------------------------  ------------------------------      -------------------------------

(1) Principal Executive Officer                   Executive Vice President and       December 29, 2004
                                                  Principal Executive Officer
*/s/ Ronald E. Robison
-----------------------------------------------
Ronald E. Robison
                                                  Treasurer and Chief Financial      December 29, 2004
                                                  Officer
(2) Principal Financial Officer

*/s/ James Garrett
-----------------------------------------------
James Garrett

(3) Majority of the Trustees
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
Michael Bozic                                     Joseph J. Kearns
Edwin J. Garn                                     Michael E. Nugent
Wayne E. Hedien                                   Fergus Reid
Dr. Manuel H. Johnson

/s/ Carl Frischling                                                                  December 29, 2004
-----------------------------------------------
By:  Carl Frischling
Attorney-In-Fact for the
Independent Trustees

-----------------------------------------------------------------------------------------------------------------------
MANAGEMENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
Charles A. Fiumefreddo
James F. Higgins

*/s/ Barry Fink                                                                      December 29, 2004
-----------------------------------------------
By:  Barry Fink
Attorney-In-Fact for the
Management Trustees

                                       7

                  MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

                                  EXHIBIT INDEX

Other. Powers of Attorney.

                                       8